Vanguard Short-Term Tax-Exempt Fund
Schedule of Investments (unaudited)
As of July 31, 2020
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Tax-Exempt Municipal Bonds (97.4%)
Alabama (1.2%)
[1]	Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue TOB VRDO	0.310%	8/6/20	8,000	8,000
	Alabama Incentives Financing Authority Miscellaneous Revenue, Prere.	5.000%	9/1/22	60	66
	Alabama Special Care Facilities Financing Authority-Birmingham AL Health, Hospital, Nursing Home Revenue PUT	1.850%	11/1/22	5,165	5,324
[2]	Birmingham Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/23	250	280
[2]	Birmingham Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/25	500	597
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	12/1/21	1,000	1,056
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	12/1/22	2,255	2,475
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 5)	4.000%	10/1/21	540	560
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 5)	4.000%	10/1/22	330	353
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 5)	4.000%	4/1/23	700	759
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 5)	4.000%	4/1/24	595	663
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 5)	4.000%	10/1/25	655	756
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 5)	4.000%	10/1/26	810	953
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 5) PUT	4.000%	10/1/26	6,925	8,107
[3]	Black Belt Energy Gas District Natural Gas Revenue FR PUT, 67% of 1M USD LIBOR + 0.900%	1.015%	12/1/23	10,500	10,409
[3]	Black Belt Energy Gas District Natural Gas Revenue FR PUT, SIFMA Municipal Swap Index Yield + 0.620%	0.780%	12/1/23	10	10
	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	6/1/21	39,095	40,073
	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	7/1/22	26,500	28,066
	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	12/1/23	24,220	26,637
[4]	Chatom Industrial Development Board Electric Power & Light Revenue	5.000%	8/1/21	280	292

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Chatom Industrial Development Board Electric Power & Light Revenue	5.000%	8/1/22	190	206
[4]	Chatom Industrial Development Board Electric Power & Light Revenue	5.000%	8/1/23	225	253
[4]	Chatom Industrial Development Board Electric Power & Light Revenue	5.000%	8/1/24	240	279
[4]	Chatom Industrial Development Board Electric Power & Light Revenue	5.000%	8/1/25	215	256
	Huntsville AL GO	5.000%	5/1/22	1,170	1,269
[2]	Jasper AL GO, Prere.	5.000%	3/1/24	4,500	5,271
	Jefferson County AL GO	5.000%	4/1/21	2,000	2,061
	Jefferson County AL GO	5.000%	4/1/22	3,500	3,766
	Jefferson County AL GO	5.000%	4/1/23	1,375	1,541
	Jefferson County AL Sales Tax Revenue	5.000%	9/15/20	1,250	1,257
	Jefferson County AL Sales Tax Revenue	5.000%	9/15/21	1,625	1,709
	Jefferson County AL Sales Tax Revenue	5.000%	9/15/22	625	684
	Lower Alabama Gas District Natural Gas Revenue (Gas Project Revenue Bonds Project)	4.000%	12/1/23	500	552
	Lower Alabama Gas District Natural Gas Revenue (Gas Project Revenue Bonds Project)	4.000%	12/1/24	1,000	1,132
	Lower Alabama Gas District Natural Gas Revenue (Gas Project Revenue Bonds Project) PUT	4.000%	12/1/25	14,415	16,601
	Prattville Industrial Development Board Industrial Revenue PUT	2.000%	10/1/24	850	881
	Prattville Industrial Development Board Industrial Revenue PUT	2.000%	10/1/24	825	855
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 1)	5.000%	4/1/21	3,000	3,083
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 1)	5.000%	4/1/22	5,000	5,348
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 1)	5.000%	4/1/23	10,395	11,541
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2)	4.000%	6/1/21	1,250	1,284
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2)	4.000%	6/1/22	1,225	1,297
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2)	4.000%	6/1/23	2,000	2,179
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2) PUT	4.000%	6/1/24	7,850	8,735
[2]	Troy University College & University Revenue	4.000%	11/1/20	1,000	1,009
[2]	Troy University College & University Revenue	4.000%	11/1/22	2,000	2,150
[2]	Troy University College & University Revenue	5.000%	11/1/24	500	590
	UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/20	420	421
	UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/21	460	482
	UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/22	500	545
					212,673
Alaska (0.1%)
	Alaska Industrial Development & Export Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/22	1,775	1,895
	Alaska Industrial Development & Export Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/23	1,000	1,110

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Alaska Industrial Development & Export Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/24	1,125	1,292
	Alaska Industrial Development & Export Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	1,870	2,210
	Alaska Railroad Corp. Government Fund/Grant Revenue	5.000%	8/1/20	6,900	6,900
	Anchorage AK GO	5.000%	9/1/22	1,500	1,645
	Anchorage AK GO	5.000%	9/1/22	1,000	1,096
	Matanuska-Susitna Borough AK Lease (Appropriation) Revenue	5.000%	9/1/22	1,500	1,627
	North Slope Borough AK GO	5.000%	6/30/21	625	652
	North Slope Borough AK GO	5.000%	6/30/22	950	990
					19,417
Arizona (1.1%)
	Arizona COP	5.000%	10/1/20	10,000	10,076
	Arizona COP	5.000%	10/1/21	8,000	8,446
	Arizona COP	5.000%	10/1/22	9,000	9,923
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/23	510	556
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/23	5,740	6,540
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue, Prere.	5.000%	7/1/21	1,685	1,759
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue, Prere.	5.000%	7/1/22	125	136
	Arizona Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/23	1,750	1,928
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	5/1/23	1,125	1,260
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	11/1/23	1,750	1,997
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	5/1/24	1,515	1,760
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	11/1/24	2,330	2,752
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	5/1/25	1,645	1,974
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	11/1/25	1,500	1,827
	Arizona Lottery Revenue	5.000%	7/1/21	3,530	3,683
	Arizona Lottery Revenue	5.000%	7/1/22	7,500	8,187
	Arizona Lottery Revenue	5.000%	7/1/23	2,500	2,841
	Arizona Water Infrastructure Finance Authority Water Revenue	5.000%	10/1/22	2,365	2,607
	Chandler AZ Sales Tax Revenue	5.000%	7/1/23	1,440	1,641
	Coconino County Pollution Control Corp. Electric Power & Light Revenue PUT	1.650%	3/31/23	1,250	1,268
[1]	Maricopa County AZ Industrial Development Authority Health Facilities Health, Hospital, Nursing Home Revenue TOB VRDO	0.190%	8/6/20	5,730	5,730
	Maricopa County AZ Unified School District No. 97-Deer Valley GO	5.000%	7/1/24	550	651
	Maricopa County AZ Unified School District No. 97-Deer Valley GO	5.000%	7/1/25	500	613
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/21	940	981
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/22	1,000	1,085

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/23	600	674
[3]	Maricopa County IDA Health, Hospital, Nursing Home Revenue FR PUT, SIFMA Municipal Swap Index Yield + 0.380%	0.540%	10/18/22	13,325	13,254
[3]	Maricopa County IDA Health, Hospital, Nursing Home Revenue FR PUT, SIFMA Municipal Swap Index Yield + 0.800%	0.960%	9/1/24	4,500	4,415
	Maricopa County IDA Health, Hospital, Nursing Home Revenue PUT	5.000%	10/18/22	11,000	11,969
	Maricopa County IDA Health, Hospital, Nursing Home Revenue PUT	5.000%	10/18/24	500	581
	Maricopa County Unified School District No. 4 Mesa GO	5.000%	7/1/22	2,500	2,731
	Maricopa County Unified School District No. 80 Chandler GO	5.000%	7/1/22	500	546
	Maricopa County Unified School District No. 80 Chandler GO	5.000%	7/1/23	200	228
	Maricopa County Unified School District No. 80 Chandler GO	5.000%	7/1/25	550	677
	Phoenix AZ GO	4.000%	7/1/24	2,025	2,170
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/21	11,870	12,392
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/21	11,565	12,074
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/24	30	35
	Pima County AZ Sewer System Sewer Revenue	5.000%	7/1/21	3,000	3,132
[1]	Pima County IDA Charter School Aid Revenue	4.000%	6/15/21	315	316
[1]	Pima County IDA Charter School Aid Revenue	4.000%	6/15/22	650	654
	Pima County Regional Transportation Authority Sales Tax Revenue, Prere.	5.000%	6/1/21	4,215	4,381
	Regional Public Transportation Authority Sales Tax Revenue	5.000%	7/1/22	1,000	1,093
	Regional Public Transportation Authority Sales Tax Revenue	5.250%	7/1/23	140	161
	Regional Public Transportation Authority Sales Tax Revenue	5.250%	7/1/24	180	215
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	12/1/23	8,990	9,566
[4]	Scottsdale IDA Health, Hospital, Nursing Home Revenue	0.760%	9/1/45	11,225	11,225
[1]	Tempe IDA Health, Hospital, Nursing Home Revenue (Mirabella at ASU Project)	4.000%	10/1/23	9,450	9,419
	Yavapai County IDA Health, Hospital, Nursing Home Revenue	5.000%	8/1/21	250	260
	Yavapai County IDA Health, Hospital, Nursing Home Revenue	5.000%	8/1/22	425	460
	Yavapai County IDA Health, Hospital, Nursing Home Revenue	5.000%	8/1/23	375	420
	Yavapai County IDA Resource Recovery Revenue (Republic Services Inc. Project) PUT	0.400%	9/1/20	4,750	4,750
[2]	Yavapai County Jail District Lease (Non-Terminable) Revenue	5.000%	7/1/23	1,880	2,113
[2]	Yavapai County Jail District Lease (Non-Terminable) Revenue	5.000%	7/1/24	2,050	2,384
[2]	Yavapai County Jail District Lease (Non-Terminable) Revenue	5.000%	7/1/25	605	723

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Yavapai County Jail District Lease (Non-Terminable) Revenue	5.000%	7/1/26	2,010	2,460
					195,699
Arkansas (0.0%)
[3]	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue FR PUT, SIFMA Municipal Swap Index Yield + 1.550%	1.710%	9/1/22	700	694
	Arkansas GO	3.250%	6/15/22	100	103
	Rogers School District No. 30 GO	5.000%	2/1/21	1,500	1,535
					2,332
California (6.5%)
	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue	5.000%	10/1/23	1,835	2,037
[3]	Bay Area Toll Authority Highway Revenue FR PUT, 70% of 3M USD LIBOR + 0.550%	0.757%	4/1/21	24,240	24,123
[3]	Bay Area Toll Authority Highway Revenue FR PUT, SIFMA Municipal Swap Index Yield + 0.700%	0.860%	4/1/21	2,575	2,576
[3]	Bay Area Toll Authority Highway Revenue FR PUT, SIFMA Municipal Swap Index Yield + 0.900%	1.060%	5/1/23	6,355	6,372
[3]	Bay Area Toll Authority Highway Revenue FR PUT, SIFMA Municipal Swap Index Yield + 0.900%	1.060%	5/1/23	4,690	4,702
[3]	Bay Area Toll Authority Highway Revenue FR PUT, SIFMA Municipal Swap Index Yield + 0.900%	1.060%	5/1/23	2,125	2,131
[3]	Bay Area Toll Authority Highway Revenue FR PUT, SIFMA Municipal Swap Index Yield + 1.100%	1.260%	4/1/24	7,450	7,494
	Bay Area Toll Authority Highway Revenue PUT	2.000%	4/1/21	12,385	12,421
	Bay Area Toll Authority Highway Revenue PUT	2.100%	4/1/22	12,165	12,432
	Bay Area Toll Authority Highway Revenue PUT	2.250%	4/1/22	15,350	15,714
	Bay Area Toll Authority Highway Revenue PUT	2.000%	4/1/24	400	415
	Bay Area Toll Authority Highway Revenue PUT	2.125%	4/1/25	1,165	1,225
	California Department of Water Resources Power Supply Electric Power & Light Revenue	5.000%	5/1/22	605	657
[3]	California Department of Water Resources Water Revenue FR PUT, SIFMA Municipal Swap Index Yield + 0.220%	0.380%	12/1/20	15,900	15,900
[3]	California Department of Water Resources Water Revenue FR PUT, SIFMA Municipal Swap Index Yield + 0.370%	0.530%	12/1/22	32,200	32,266
	California Educational Facilities Authority College & University Revenue	5.000%	12/1/20	180	182
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/21	375	383
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/22	1,000	1,050
[3]	California FR GO PUT, 70% of 1M USD LIBOR + 0.700%	0.814%	12/1/20	17,200	17,201
[3]	California FR GO PUT, 70% of 1M USD LIBOR + 0.760%	0.874%	12/1/21	17,575	17,579
[3]	California FR GO PUT, SIFMA Municipal Swap Index Yield + 0.250%	0.410%	5/1/21	3,005	2,995
[3]	California FR GO PUT, SIFMA Municipal Swap Index Yield + 0.290%	0.450%	12/1/20	46,600	46,532
[3]	California FR GO PUT, SIFMA Municipal Swap Index Yield + 0.380%	0.540%	12/1/22	68,915	68,316

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	California FR GO PUT, SIFMA Municipal Swap Index Yield + 0.430%	0.590%	12/1/23	2,000	1,979
	California GO	5.000%	8/1/20	20,000	20,000
	California GO	5.000%	8/1/20	10,325	10,325
	California GO	5.000%	9/1/20	10,075	10,112
	California GO	5.000%	11/1/21	43,230	45,880
	California GO	5.000%	11/1/21	14,180	15,049
	California GO	5.000%	3/1/22	15,000	16,164
	California GO	5.000%	4/1/22	14,500	15,685
	California GO	5.000%	4/1/22	1,465	1,585
	California GO	5.000%	9/1/22	150	165
	California GO	5.000%	9/1/22	150	165
	California GO	5.000%	9/1/22	1,790	1,972
	California GO	5.250%	9/1/22	200	221
	California GO	5.000%	10/1/22	5,000	5,528
	California GO	5.000%	3/1/23	3,140	3,535
	California GO	5.000%	8/1/23	2,590	2,968
	California GO	5.000%	10/1/23	4,125	4,759
	California GO	5.000%	11/1/23	1,450	1,467
	California GO	5.000%	12/1/23	200	232
	California GO	5.000%	2/1/24	200	224
	California GO	5.000%	10/1/24	750	900
	California GO	5.000%	10/1/24	175	210
	California GO PUT	4.000%	12/1/21	8,325	8,567
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/21	1,000	1,021
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/22	200	219
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	1.250%	10/1/20	11,400	11,416
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/15/20	2,000	2,018
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/18/22	8,025	8,821
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/22	50	55
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/22	125	138
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/22	85	94
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	3.000%	3/1/24	9,850	10,372
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	10/1/24	300	342
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/25	8,400	10,226
[1]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.240%	8/6/20	3,100	3,100
[1]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.240%	8/6/20	2,305	2,305
[1]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.280%	8/6/20	2,700	2,700
[1]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.280%	8/6/20	9,715	9,715

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.280%	8/6/20	12,610	12,610
[1]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.380%	8/6/20	68,600	68,600
	California Housing Finance Local or Guaranteed Housing Revenue PUT	1.450%	4/1/22	5,000	5,050
[3]	California Infrastructure & Economic Development Bank Miscellaneous Revenue FR PUT, 70% of 1M USD LIBOR + 0.200%	0.320%	4/1/21	6,640	6,627
[3]	California Infrastructure & Economic Development Bank Miscellaneous Revenue FR PUT, 70% of 1M USD LIBOR + 0.200%	0.320%	4/1/21	6,330	6,317
[3]	California Infrastructure & Economic Development Bank Recreational Revenue FR PUT, 70% of 1M USD LIBOR + 0.380%	0.496%	8/1/21	15,275	15,165
[3]	California Infrastructure & Economic Development Bank Recreational Revenue FR PUT, 70% of 1M USD LIBOR + 0.380%	0.496%	8/1/21	375	372
[3]	California Infrastructure & Economic Development Bank Recreational Revenue FR PUT, 70% of 1M USD LIBOR + 0.650%	0.763%	2/1/21	25,000	24,943
[3]	California Infrastructure & Economic Development Bank Recreational Revenue FR PUT, 70% of 1M USD LIBOR + 0.650%	0.763%	2/1/21	275	274
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/20	305	306
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/20	325	327
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/21	250	259
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/22	250	268
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/21	1,000	1,020
	California Municipal Finance Authority Resource Recovery Revenue PUT	0.375%	10/1/20	20,000	20,003
[1]	California Pollution Control Financing Authority Resource Recovery Revenue PUT	1.700%	11/2/20	4,450	4,450
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Project)	5.000%	3/1/21	200	206
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Project)	5.000%	3/1/22	800	861
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Project)	5.000%	11/1/22	100	111
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Project)	5.000%	3/1/23	600	674
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Project)	5.000%	3/1/24	1,000	1,171
	California State University College & University Revenue PUT	4.000%	11/1/21	70	72
	California State University College & University Revenue PUT	4.000%	11/1/23	135	148
[4]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	0.710%	8/6/20	1,575	1,575

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	0.720%	8/6/20	36,075	36,075
[4]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	0.720%	8/6/20	20,700	20,700
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/21	300	305
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/22	500	528
[1]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	8/15/24	10,405	11,819
[5]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue VRDO	0.100%	8/3/20	34,985	34,985
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue PUT	1.250%	6/1/21	2,160	2,171
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue PUT	1.250%	6/1/21	1,805	1,814
[3]	Contra Costa Transportation Authority Sales Tax Revenue FR PUT, 70% of 1M USD LIBOR + 0.250%	0.370%	9/1/21	3,270	3,257
	Eastern Municipal Water District Financing Authority Water Revenue	5.000%	7/1/24	350	418
[3]	Eastern Municipal Water District Water Revenue FR PUT, 70% of 1M USD LIBOR + 0.300%	0.420%	10/1/21	3,850	3,811
[3]	Eastern Municipal Water District Water Revenue FR PUT, SIFMA Municipal Swap Index Yield + 0.250%	0.410%	10/1/21	1,225	1,220
	Foothill-Eastern Transportation Corridor Agency Highway Revenue, Prere.	6.000%	1/15/24	36,200	43,395
	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Project)	5.000%	4/1/21	1,250	1,290
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/21	2,745	2,849
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/22	7,165	7,743
	Long Beach CA Harbor Port, Airport & Marina Revenue	5.000%	12/15/20	18,500	18,833
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/23	550	627
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/23	295	338
	Mountain View-Whisman School District GO	3.000%	9/1/21	500	516
	Mountain View-Whisman School District GO	4.000%	9/1/22	1,000	1,083
	Northern California Energy Authority Natural Gas Revenue PUT	4.000%	7/1/24	33,200	37,114
[1]	Nuveen California AMT-Free Quality Municipal Income Fund VRDO VRDP	0.920%	8/3/20	10,000	10,000
	Orange County CA Airport Port, Airport & Marina Revenue	5.000%	7/1/24	135	157
[4]	Palomar Health COP	1.220%	11/1/36	11,125	11,125
[4]	Palomar Health COP	1.220%	11/1/36	17,850	17,850
[4]	Palomar Health COP	1.220%	11/1/36	7,975	7,975
	Peralta Community College District GO	5.000%	8/1/23	1,030	1,173
	Peralta Community College District GO	5.000%	8/1/25	500	611

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Roseville Natural Gas Financing Authority Natural Gas Revenue	5.000%	2/15/23	335	369
	Sacramento Municipal Utility District Electric Power & Light Revenue PUT	5.000%	10/17/23	455	510
	San Diego Association of Governments Appropriations Revenue	5.000%	11/15/23	10,000	11,018
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/23	500	563
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/23	2,000	2,253
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/24	1,000	1,167
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/24	5,000	5,837
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/25	845	1,018
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/25	3,000	3,614
	San Diego Public Facilities Financing Authority Lease (Non-Terminable) Revenue	5.000%	8/1/20	500	500
	San Diego Public Facilities Financing Authority Lease (Non-Terminable) Revenue	5.000%	8/1/21	300	315
	San Diego Public Facilities Financing Authority Lease (Non-Terminable) Revenue	5.000%	8/1/23	300	344
	San Diego Public Facilities Financing Authority Lease (Non-Terminable) Revenue	5.000%	8/1/24	1,350	1,616
	San Diego Public Facilities Financing Authority Sewer Revenue	5.000%	5/15/23	10	11
	San Francisco CA City & County GO	5.000%	6/15/22	1,375	1,501
	San Francisco CA City & County GO	5.000%	6/15/24	2,500	2,977
	San Francisco CA City & County GO	5.000%	6/15/25	1,500	1,853
[1]	San Francisco CA City & County TOB VRDO	0.510%	8/6/20	67,025	67,025
	San Jose CA Hotel Tax Hotel Occupancy Tax Revenue	5.000%	5/1/22	700	716
[2]	San Leandro Unified School District GO	4.000%	8/1/23	500	555
[2]	San Leandro Unified School District GO	4.000%	8/1/24	200	229
[2]	San Leandro Unified School District GO	4.000%	8/1/25	135	159
	Soledad Unified School District Ad Valorem Property Tax Revenue BAN	0.000%	8/1/21	2,100	2,090
	Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/22	1,600	1,750
	Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/23	2,500	2,858
	Southern California Public Power Authority Electric Power & Light Revenue	5.000%	4/1/24	17,850	20,777
[3]	Southern California Public Power Authority Electric Power & Light Revenue (Canyon Power Project) FR PUT, SIFMA Municipal Swap Index Yield + 0.250%	0.410%	5/1/21	29,315	29,123
	Southern California Public Power Authority Electric Power & Light Revenue (Canyon Power Project) PUT	2.250%	5/1/21	5,000	5,014
[2]	Stockton Public Financing Authority Lease Revenue	5.000%	10/1/22	1,400	1,530
	University of California College & University Revenue	5.000%	5/15/23	100	113
	University of California College & University Revenue	4.000%	5/15/24	100	115
	University of California College & University Revenue PUT	5.000%	5/15/23	1,800	2,035

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	University of California Regents Medical Center Pooled Revenue	0.130%	8/3/20	23,500	23,500
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/20	5,165	5,165
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/21	3,765	3,912
	West Sonoma County Union High School District GO	4.000%	8/1/21	130	135
	West Sonoma County Union High School District GO	4.000%	8/1/22	200	215
	West Sonoma County Union High School District GO	4.000%	8/1/23	135	151
					1,178,761
Colorado (1.4%)
	Adams & Arapahoe Joint School District 28J Aurora GO	5.000%	12/1/20	1,455	1,478
	Colorado COP	5.000%	12/15/23	2,750	3,181
	Colorado COP	5.000%	12/15/25	3,875	4,805
	Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue (American Academy Project)	5.000%	12/1/22	300	326
	Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue (American Academy Project)	5.000%	12/1/23	685	771
	Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue (American Academy Project)	5.000%	12/1/24	720	834
	Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue (American Academy Project)	5.000%	12/1/25	760	899
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/21	325	325
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/22	1,315	1,436
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/23	1,000	1,107
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/23	1,425	1,610
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/24	1,680	1,929
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/24	1,000	1,165
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/25	325	321
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (Valley View Hospital Association Project) PUT	2.800%	5/15/23	3,140	3,290
[3]	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue FR PUT, 68% of 1M USD LIBOR + 1.250%	1.366%	11/12/20	6,125	6,113
[3]	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue FR PUT, 68% of 1M USD LIBOR + 1.250%	1.366%	11/12/20	8,000	7,984
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/23	2,500	2,872
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	6/1/21	1,000	1,039
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	6/1/22	720	781
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	2/1/21	750	768

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.625%	6/1/23	1,490	1,719
[1]	Colorado Health Facilities Authority Revenue TOB VRDO	0.190%	8/6/20	6,750	6,750
	Colorado Housing and Finance Authority Local or Guaranteed Housing Revenue (Multi-Family Project)	1.350%	2/1/22	2,400	2,413
[1]	Colorado Regional Transportation District COP TOB VRDO	0.260%	8/6/20	18,255	18,255
	Colorado Springs CO Utilities System Sewer Revenue	5.000%	11/15/22	2,000	2,221
	Dawson Ridge Metropolitan District No. 1 GO, ETM	0.000%	10/1/22	6,000	5,956
	Denver Board of Water Commissioners City & County Water Revenue	4.000%	12/15/22	1,085	1,142
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/22	5,000	5,064
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/23	375	427
[6]	Denver CO City & County Airport System Port, Airport & Marina Revenue	0.740%	11/15/25	14,425	14,425
[6]	Denver CO City & County Airport System Port, Airport & Marina Revenue	0.990%	11/15/25	17,675	17,675
	Denver CO City & County Airport System Port, Airport & Marina Revenue PUT	5.000%	11/15/22	8,750	9,607
	Denver CO City & County COP VRDO	0.180%	8/3/20	18,500	18,500
[2]	Dove Valley Metropolitan District GO	4.000%	12/1/21	250	262
[2]	Dove Valley Metropolitan District GO	4.000%	12/1/23	225	252
	E-470 Public Highway Authority Highway Revenue	5.000%	9/1/23	75	85
[7]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/24	12,225	11,859
	E-470 Public Highway Authority Highway Revenue	5.000%	9/1/24	225	266
	E-470 Public Highway Authority Highway Revenue	5.000%	9/1/25	150	183
[3]	E-470 Public Highway Authority Highway Revenue FR PUT, 67% of 1M USD LIBOR + 0.420%	0.524%	9/1/21	3,125	3,105
[3]	E-470 Public Highway Authority Highway Revenue FR PUT, 67% of 1M USD LIBOR + 1.050%	1.162%	9/1/21	3,500	3,501
[4]	Interlocken Metropolitan District GO	5.000%	12/1/21	400	425
[4]	Interlocken Metropolitan District GO	5.000%	12/1/22	675	747
	Larimer County School District No. R-1 Poudre GO	4.000%	12/15/23	795	897
	Metro Wastewater Reclamation District Sewer Revenue	5.000%	4/1/22	13,910	15,032
	Moffat County CO Electric Power & Light Revenue (Tri-State Generation and Transmission Association Project) PUT	2.000%	10/3/22	14,350	14,674
	Park Creek Metropolitan District Indirect Ad Valorem Property Revenue	4.000%	12/1/20	1,055	1,067
	Regional Transportation District Appropriations Revenue (Denver Transit Partners Project)	5.000%	1/15/22	2,800	2,803
	Regional Transportation District Appropriations Revenue (Denver Transit Partners Project)	5.125%	7/15/23	3,250	3,253
	Regional Transportation District COP	5.000%	6/1/24	2,715	3,043
	Southlands Metropolitan District No. 1 GO	3.000%	12/1/22	171	172
	University of Colorado College & University Revenue	5.000%	6/1/22	175	190

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	University of Colorado College & University Revenue PUT	2.000%	10/15/24	13,075	13,773
	University of Colorado College & University Revenue, ETM	5.000%	6/1/22	545	593
	University of Colorado Health, Hospital, Nursing Home Revenue PUT	5.000%	3/1/22	16,405	17,139
	University of Colorado Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/24	10,000	11,667
[4]	Vauxmont Metropolitan District GO	5.000%	12/15/21	100	106
[4,8]	Vauxmont Metropolitan District GO	5.000%	12/1/22	165	179
[4]	Vauxmont Metropolitan District GO	5.000%	12/15/23	115	130
[4,8]	Vauxmont Metropolitan District GO	5.000%	12/1/24	200	232
[4]	Vauxmont Metropolitan District GO	5.000%	12/15/25	125	149
					252,972
Connecticut (2.3%)
[4]	Bridgeport CT GO	5.000%	8/15/20	870	871
[4]	Bridgeport CT GO, ETM	5.000%	8/15/20	3,435	3,440
[4]	Bridgeport CT GO, ETM	5.000%	8/15/20	2,810	2,814
	Connecticut GO	5.000%	9/15/20	1,590	1,598
	Connecticut GO	5.000%	4/15/21	6,000	6,193
	Connecticut GO	3.000%	6/1/21	525	536
	Connecticut GO	5.000%	6/15/21	2,780	2,891
	Connecticut GO	5.000%	2/15/22	7,000	7,493
	Connecticut GO	5.000%	4/15/22	500	539
	Connecticut GO	5.000%	4/15/22	3,750	4,043
	Connecticut GO	5.000%	5/15/22	1,500	1,554
	Connecticut GO	5.000%	5/15/22	925	1,001
	Connecticut GO	3.000%	6/1/22	550	576
	Connecticut GO	5.000%	6/15/22	4,675	5,076
	Connecticut GO	5.000%	10/1/22	1,425	1,435
	Connecticut GO	5.000%	10/15/22	6,295	6,933
	Connecticut GO	5.000%	11/1/22	500	528
	Connecticut GO	5.000%	12/15/22	395	438
	Connecticut GO	5.000%	1/15/23	2,000	2,222
	Connecticut GO	5.000%	1/15/23	4,445	4,939
	Connecticut GO	5.000%	4/15/23	3,375	3,639
	Connecticut GO	5.000%	4/15/23	2,405	2,699
	Connecticut GO	5.000%	4/15/23	3,510	3,940
	Connecticut GO	3.000%	6/1/23	325	348
	Connecticut GO	4.000%	6/1/23	210	231
	Connecticut GO	5.000%	6/15/23	1,105	1,249
	Connecticut GO	5.000%	9/15/23	1,310	1,495
	Connecticut GO	5.000%	10/15/23	3,665	4,195
	Connecticut GO	5.000%	10/15/23	520	572
	Connecticut GO	5.000%	11/1/23	295	311
	Connecticut GO	5.000%	11/15/23	1,020	1,171
	Connecticut GO	5.000%	1/15/24	12,950	14,956
	Connecticut GO	5.000%	4/15/24	110	128
	Connecticut GO	5.000%	5/15/24	75	88
	Connecticut GO	3.000%	6/1/24	535	584
	Connecticut GO	4.000%	6/1/24	275	310
	Connecticut GO	5.000%	6/1/24	6,095	6,603
	Connecticut GO	5.000%	10/15/24	3,305	3,776
	Connecticut GO	5.000%	4/15/25	1,505	1,813
	Connecticut GO	4.000%	5/15/25	3,800	4,383
	Connecticut GO	4.000%	6/1/25	500	577
	Connecticut GO	5.000%	11/1/25	1,750	1,843

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue PUT	1.500%	11/15/20	1,155	1,156
Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue PUT	2.600%	11/15/21	9,770	9,785
Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue PUT	1.625%	11/15/22	2,000	2,006
Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue VRDO	0.130%	8/6/20	23,555	23,555
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/20	2,500	2,518
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/22	425	459
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/22	3,605	3,958
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/23	835	939
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/23	110	125
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/23	11,245	12,807
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/24	310	344
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/24	515	601
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/25	500	602
Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	11/1/20	2,215	2,237
Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/21	1,380	1,411
Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/21	165	169
Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	11/1/21	1,325	1,392
Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/22	765	800
Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/22	380	398
Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/23	415	445
Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/24	375	409
Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/25	390	431
Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	1.800%	2/9/21	23,645	23,833
Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	1.800%	2/9/21	16,990	17,125
Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	2.050%	7/12/21	61,650	62,684

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	2.000%	2/8/22	10,050	10,311
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	2.000%	2/8/22	735	754
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	2.000%	2/8/22	1,275	1,308
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	1.450%	7/1/22	24,675	25,219
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	1.450%	7/1/22	25,325	25,884
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	5.000%	7/1/22	13,825	15,072
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	5.000%	7/1/22	4,600	5,015
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	5.000%	2/1/23	3,200	3,577
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	1.100%	2/7/23	13,065	13,333
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/21	2,290	2,374
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	2,925	3,137
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/22	1,000	1,061
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	1,800	1,993
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	2,200	2,508
[1]	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	2.750%	1/1/26	325	326
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	1.800%	7/1/24	13,750	14,333
	Connecticut State Higher Education Supplement Loan Authority Student Loan Revenue (Chesla Loan Program)	5.000%	11/15/21	135	141
[8]	Connecticut State Higher Education Supplement Loan Authority Student Loan Revenue (Chesla Loan Program)	5.000%	11/15/21	175	183
	Connecticut State Higher Education Supplement Loan Authority Student Loan Revenue (Chesla Loan Program)	5.000%	11/15/22	120	130
[8]	Connecticut State Higher Education Supplement Loan Authority Student Loan Revenue (Chesla Loan Program)	5.000%	11/15/22	255	276
	Connecticut State Higher Education Supplement Loan Authority Student Loan Revenue (Chesla Loan Program)	5.000%	11/15/23	255	284

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	Connecticut State Higher Education Supplement Loan Authority Student Loan Revenue (Chesla Loan Program)	5.000%	11/15/23	250	278
	Connecticut State Higher Education Supplement Loan Authority Student Loan Revenue (Chesla Loan Program)	5.000%	11/15/24	160	183
[8]	Connecticut State Higher Education Supplement Loan Authority Student Loan Revenue (Chesla Loan Program)	5.000%	11/15/24	250	285
	Connecticut State Higher Education Supplement Loan Authority Student Loan Revenue (Chesla Loan Program)	5.000%	11/15/25	160	187
[8]	Connecticut State Higher Education Supplement Loan Authority Student Loan Revenue (Chesla Loan Program)	5.000%	11/15/25	175	204
	Metropolitan District GO	5.000%	7/15/21	1,310	1,368
	Metropolitan District GO	5.000%	7/15/22	1,000	1,090
	Metropolitan District GO	5.000%	7/15/22	2,500	2,724
	Metropolitan District GO	5.000%	7/15/23	525	593
	Metropolitan District GO	5.000%	7/15/23	1,000	1,130
	Metropolitan District GO	5.000%	7/15/23	1,045	1,181
[4]	New Haven CT GO, ETM	5.000%	8/15/21	1,000	1,050
	University of Connecticut College & University Revenue	5.000%	8/15/24	200	226
					417,938
Delaware (0.3%)
	Delaware GO	5.000%	2/1/21	1,560	1,598
	Delaware GO	5.000%	3/1/21	1,585	1,630
	Delaware GO	5.000%	8/1/24	2,740	3,136
	Delaware State Economic Development Authority Electric Power & Light Revenue PUT	1.050%	7/1/25	3,750	3,809
	Delaware Transportation Authority Fuel Sales Tax Revenue	5.000%	7/1/23	12,990	14,145
	New Castle County DE GO	5.000%	10/1/20	7,470	7,528
	New Castle County DE GO	5.000%	4/1/21	2,355	2,431
	New Castle County DE GO	5.000%	4/1/22	1,845	1,994
	New Castle County DE GO	5.000%	10/1/22	5,520	6,102
	University of Delaware College & University Revenue	5.000%	11/1/20	725	733
	University of Delaware College & University Revenue	5.000%	11/1/21	800	848
	University of Delaware College & University Revenue	5.000%	11/1/22	1,110	1,229
	University of Delaware College & University Revenue	5.000%	11/1/23	1,065	1,229
	University of Delaware College & University Revenue	5.000%	11/1/24	1,115	1,334
					47,746
District of Columbia (0.5%)
[5]	District of Columbia College & University Revenue VRDO	0.130%	8/6/20	19,105	19,105
	District of Columbia GO	5.000%	6/1/21	825	858
[5]	District of Columbia Miscellaneous Revenue VRDO	0.160%	8/6/20	40,685	40,685
	District of Columbia Water & Sewer Authority Water Revenue PUT	1.750%	10/1/24	3,600	3,748
	District of Columbia Water & Sewer Authority Water Revenue, Prere.	5.000%	10/1/23	150	173

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	District of Columbia Water & Sewer Authority Water Revenue, Prere.	5.000%	10/1/23	250	288
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	5.000%	10/1/21	630	663
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	5.000%	10/1/22	3,445	3,777
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	5.000%	10/1/23	820	935
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	5.000%	10/1/24	1,395	1,648
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	5.000%	10/1/25	1,030	1,256
[5]	Washington Airports Metropolitan Authority Port, Airport & Marina Revenue VRDO	0.160%	8/6/20	19,125	19,125
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	5.000%	10/1/20	2,500	2,509
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	5.000%	10/1/21	2,500	2,567
	Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/15/24	2,000	2,369
	Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/15/25	1,000	1,226
					100,932
Florida (2.2%)
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/21	330	348
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/22	350	382
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/23	1,000	1,096
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	1,210	1,408
	Atlantic Beach FL Health, Hospital, Nursing Home Revenue (Fleet Landing Project)	3.000%	11/15/23	1,920	1,920
	Broward County Airport System Port, Airport & Marina Revenue	5.000%	10/1/21	450	474
	Broward County FL GO	5.000%	1/1/21	1,255	1,280
	Broward County FL School District COP	5.000%	7/1/22	4,830	5,251
[4]	Cape Coral FL Water & Sewer	1.900%	9/1/20	920	921
[4]	Cape Coral FL Water & Sewer	2.000%	9/1/21	1,095	1,110
	Clay County FL Sales Surtax Sales Tax Revenue	5.000%	10/1/22	655	722
	Clay County FL Sales Surtax Sales Tax Revenue	5.000%	10/1/23	405	465
	Clay County FL Sales Surtax Sales Tax Revenue	5.000%	10/1/24	370	441
	Escambia County FL Electric Power & Light Revenue (Gulf Power Co. Project) PUT	1.800%	11/19/20	20,000	20,075
	Escambia County FL Industrial Revenue PUT	2.000%	10/1/24	825	855
	Florida Department of Management Services COP	5.000%	11/1/21	6,995	7,418
	Florida Department of Management Services COP	5.000%	11/1/24	8,625	10,252
	Florida Department of Transportation Turnpike System Highway Revenue	5.000%	7/1/23	5,715	6,515
	Florida Development Finance Corp. College & University Revenue	5.000%	4/1/21	400	411
	Florida Development Finance Corp. College & University Revenue	5.000%	4/1/23	350	386
	Florida Development Finance Corp. College & University Revenue	5.000%	4/1/25	215	252

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Florida GO	5.000%	6/1/21	5,190	5,400
	Florida GO	5.000%	6/1/22	4,885	5,320
	Florida GO	5.000%	6/1/22	4,670	5,086
	Florida GO	5.000%	7/1/22	3,450	3,769
	Florida GO	5.000%	6/1/23	300	341
	Florida GO	5.000%	6/1/23	4,895	5,564
	Florida GO	5.000%	7/1/23	3,620	4,122
	Florida GO	5.000%	7/1/25	1,000	1,043
[4]	Florida Governmental Utility Authority Water Revenue	4.000%	10/1/21	375	392
[4]	Florida Governmental Utility Authority Water Revenue	5.000%	10/1/22	600	661
[4]	Florida Governmental Utility Authority Water Revenue	5.000%	10/1/23	300	344
	Florida Higher Educational Facilities Financial Authority College & University Revenue	5.000%	10/1/20	225	226
	Florida Higher Educational Facilities Financial Authority College & University Revenue	5.000%	10/1/22	250	263
	Florida Higher Educational Facilities Financial Authority College & University Revenue	5.000%	10/1/24	750	816
	Florida Lottery Revenue	5.000%	7/1/21	21,010	21,945
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/20	6,090	6,133
	Gainesville FL Utilities System Multiple Utility Revenue VRDO	0.180%	8/3/20	15,400	15,400
	Gainesville FL Utilities System Multiple Utility Revenue VRDO	0.170%	8/5/20	13,410	13,410
	Highlands County Health Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	0.160%	8/6/20	11,495	11,495
	Hillsborough County School Board COP	5.000%	7/1/21	1,500	1,565
[1,3]	Jacksonville FL Electric System Revenue FR PUT TOB, SIFMA Municipal Swap Index Yield + 0.300%	0.460%	8/8/20	46,680	46,680
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/20	815	822
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/21	735	769
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/22	765	835
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/20	2,500	2,519
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/20	760	766
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/20	4,000	4,030
	Jacksonville FL Sales Tax Revenue	5.000%	10/1/22	1,775	1,945
[1]	Jacksonville FL Special Lease (Appropriation) Revenue TOB VRDO	0.220%	8/6/20	7,800	7,800
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/20	285	287
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/20	1,545	1,556
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/20	2,945	2,966
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/20	1,320	1,329
[1]	JEA Electric System Electric Power & Light Revenue VRDO	0.360%	8/6/20	4,200	4,200
	JEA Water & Sewer System Water Revenue	5.000%	10/1/23	1,500	1,727
	JEA Water & Sewer System Water Revenue	5.000%	10/1/23	1,015	1,169
	JEA Water & Sewer System Water Revenue, ETM	5.000%	10/1/21	1,500	1,582

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	JEA Water & Sewer System Water Revenue, ETM	5.000%	10/1/22	1,000	1,103
	Key West Utility Board Electric Power & Light Revenue	5.000%	10/1/21	255	269
	Key West Utility Board Electric Power & Light Revenue	5.000%	10/1/23	255	293
	Lakeland FL Health, Hospital, Nursing Home Revenue	5.000%	11/15/20	7,215	7,297
	Lee Memorial Health System Health, Hospital, Nursing Home Revenue	5.000%	4/1/22	1,000	1,071
	Lee Memorial Health System Health, Hospital, Nursing Home Revenue	5.000%	4/1/23	440	489
	Lee Memorial Health System Health, Hospital, Nursing Home Revenue	5.000%	4/1/24	775	890
[4]	Manatee County School District Sales Tax Revenue	5.000%	10/1/20	1,000	1,008
	Miami Beach FL Miscellaneous Taxes Revenue	5.000%	9/1/20	1,135	1,138
	Miami Beach Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/22	760	830
	Miami FL Parking System Auto Parking Revenue	5.000%	10/1/22	890	978
	Miami FL Parking System Auto Parking Revenue	5.000%	10/1/23	935	1,069
	Miami FL Parking System Auto Parking Revenue	5.000%	10/1/24	885	1,049
[1,4]	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	1/1/22	1,115	1,182
[1,4]	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	1/1/23	1,170	1,295
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/21	340	352
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/22	1,430	1,537
	Miami-Dade County Expressway Authority Highway Revenue	4.000%	7/1/23	775	839
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/24	305	349
[4]	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/21	1,445	1,456
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/23	500	503
	Miami-Dade County FL GO	5.000%	7/1/21	940	981
	Miami-Dade County FL GO	5.000%	7/1/23	3,045	3,465
	Miami-Dade County FL Special Obligation Revenue	5.000%	4/1/22	3,010	3,250
	Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/23	1,200	1,359
	Miami-Dade County FL Water & Sewer Water Revenue, Prere.	5.000%	10/1/23	390	449
	Miami-Dade County FL Water & Sewer Water Revenue, Prere.	5.250%	10/1/23	125	145
	North Broward Hospital District Health, Hospital, Nursing Home Revenue	5.000%	1/1/22	1,660	1,756
	Okeechobee County FL Resource Recovery Revenue PUT	1.550%	7/1/21	1,100	1,112
[1]	Orange County FL Health Facilities Authority Hospital Health, Hospital, Nursing Home Revenue TOB VRDO	0.260%	8/6/20	11,715	11,715
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/23	500	551

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/23	4,000	4,520
[4]	Orlando FL Tourist Development Tax Lease Revenue	4.000%	11/1/20	1,000	1,007
[4]	Orlando FL Tourist Development Tax Lease Revenue	4.000%	11/1/21	1,000	1,035
[4]	Orlando FL Tourist Development Tax Lease Revenue	5.000%	11/1/22	1,000	1,085
	Orlando Utilities Commission Electric Power & Light Revenue PUT	5.000%	10/1/20	10,455	10,532
[4]	Orlando-Orange County Expressway Authority Highway Revenue	5.000%	7/1/24	1,250	1,363
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/21	150	157
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/22	160	173
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/23	200	223
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/24	170	195
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/25	140	166
[4]	Palm Bay FL GO	5.000%	7/1/21	830	867
[4]	Palm Bay FL GO	5.000%	7/1/22	870	951
[4]	Palm Bay FL GO	5.000%	7/1/23	915	1,041
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/21	825	861
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/22	725	786
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/23	500	562
[3,8]	Pasco County School Board COP FR PUT, SIFMA Municipal Swap Index Yield + 0.750%	1.000%	8/2/23	7,615	7,615
	Pasco County School Board Sales Tax Revenue	5.000%	10/1/21	1,000	1,046
	Reedy Creek Improvement District GO	5.000%	6/1/22	1,545	1,681
	Reedy Creek Improvement District Utility Multiple Utility Revenue	5.000%	10/1/23	1,000	1,110
	South Florida Water Management District COP	5.000%	10/1/20	2,040	2,056
[1]	South Miami FL Health Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.260%	8/6/20	3,230	3,230
[1]	South Miami FL Health Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.260%	8/7/20	22,395	22,395
[1]	South Miami FL Health Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.260%	8/6/20	34,925	34,925
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	5.000%	8/15/20	1,125	1,126
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	5.000%	8/15/21	1,250	1,304
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	5.000%	8/15/22	1,075	1,166
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	5.000%	8/15/24	375	436
	St. Johns River Power Park Electric Power & Light Revenue	5.000%	10/1/20	1,500	1,505
	St. Johns River Power Park Electric Power & Light Revenue	5.000%	10/1/22	1,625	1,631
	Tallahassee FL Health, Hospital, Nursing Home Revenue	5.000%	12/1/20	1,600	1,620

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Tampa Bay Water Revenue	5.000%	10/1/22	1,330	1,405
	Tampa FL Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	200	216
	Tampa FL Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	205	230
	Tampa FL Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	175	202
[1,5]	Volusia County FL Hospital Revenue (Halifax Hospital Medical Center) TOB VRDO	0.200%	8/3/20	3,350	3,350
[2]	Volusia County School Board COP	5.000%	8/1/20	400	400
					410,212
Georgia (3.2%)
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/21	4,800	5,007
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/22	1,290	1,407
[1,4]	Atlanta GA Airport Revenue TOB VRDO	0.200%	8/6/20	5,000	5,000
[1]	Atlanta GA Water & Wastewater Water Revenue TOB VRDO	0.200%	8/6/20	7,000	7,000
	Augusta GA Water & Sewer Water Revenue	5.000%	10/1/21	7,530	7,942
	Bartow County Development Authority Electric Power & Light Revenue (Georgia Power Co.Pilot Bowen Project) PUT	2.050%	11/19/21	2,050	2,076
[1]	Brookhaven GA Development Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.190%	8/6/20	3,750	3,750
[1]	Brookhaven GA Development Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.190%	8/6/20	2,250	2,250
	Burke County Development Authority Electric Power & Light Revenue (Georgia Power Co. Plant Vogtle Project) PUT	2.350%	12/11/20	3,200	3,214
	Burke County Development Authority Electric Power & Light Revenue PUT	2.050%	11/19/21	1,625	1,645
[5]	Burke County Development Authority Electric Power & Light Revenue VRDO	0.190%	8/5/20	13,445	13,445
	Burke County Development Authority Industrial Revenue PUT	2.500%	5/3/21	28,470	28,855
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/22	1,165	1,200
[8]	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/22	450	474
[8]	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/22	200	215
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/23	955	984
[8]	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/23	500	546
[8]	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/24	450	509
[8]	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/24	250	290
[8]	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	625	728
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/21	505	520
	Columbia County GA Water & Sewerage Water Revenue	5.000%	6/1/22	1,245	1,356
	Columbia County GA Water & Sewerage Water Revenue	5.000%	6/1/23	960	1,090
	Douglas County GA GO	5.000%	4/1/21	1,500	1,548

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Fayette County GA Hospital Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/24	2,250	2,585
Forsyth County School District GO	5.000%	2/1/22	2,750	2,950
Gainesville & Hall County Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/22	1,925	2,053
Georgia GO	5.000%	12/1/20	1,740	1,768
Georgia GO	5.000%	2/1/21	29,110	29,811
Georgia GO	5.000%	2/1/21	25,000	25,602
Georgia GO	5.000%	7/1/21	2,945	3,076
Georgia GO	5.000%	7/1/21	700	731
Georgia GO	5.000%	7/1/21	4,770	4,982
Georgia GO	5.000%	7/1/21	6,870	7,176
Georgia GO	5.000%	7/1/21	47,720	49,843
Georgia GO	5.000%	9/1/21	8,395	8,837
Georgia GO	5.000%	10/1/21	6,970	7,365
Georgia GO	5.000%	1/1/22	16,110	17,218
Georgia GO	5.000%	2/1/22	1,660	1,781
Georgia GO	5.000%	7/1/22	15,135	16,555
Georgia GO	5.000%	7/1/22	12,385	13,547
Georgia GO	5.000%	7/1/22	19,135	20,930
Georgia GO	5.000%	1/1/23	3,450	3,855
Georgia GO	5.000%	7/1/23	14,395	16,410
Georgia GO	5.000%	9/1/23	240	264
Georgia GO	5.000%	1/1/24	5,000	5,585
Georgia Municipal Electric Authority Electric Power & Light Revenue	5.000%	1/1/21	275	280
Georgia Municipal Electric Authority Electric Power & Light Revenue	5.000%	1/1/21	740	752
Georgia Municipal Electric Authority Electric Power & Light Revenue	5.000%	1/1/22	375	396
Georgia Municipal Electric Authority Electric Power & Light Revenue	5.000%	1/1/22	2,250	2,377
Georgia Municipal Electric Authority Electric Power & Light Revenue	5.000%	1/1/23	550	604
Georgia Municipal Electric Authority Electric Power & Light Revenue	5.000%	1/1/23	3,000	3,295
Georgia Municipal Electric Authority Electric Power & Light Revenue (Combined Cycle Project)	5.000%	11/1/20	2,960	2,989
Georgia Municipal Electric Authority Electric Power & Light Revenue (Combined Cycle Project)	5.000%	11/1/21	1,415	1,486
Georgia Municipal Electric Authority Electric Power & Light Revenue (Combined Cycle Project)	5.000%	11/1/22	1,115	1,217
Georgia Municipal Electric Authority Electric Power & Light Revenue (Project No. 1)	5.250%	1/1/21	500	509
Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/21	600	610
Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/21	9,705	9,863
Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/22	2,500	2,641
Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/22	545	575
Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/23	450	494
Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/24	830	943

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/24	3,085	3,504
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/25	900	1,053
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/23	180	197
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/24	250	284
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/25	365	428
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/25	425	497
	Georgia Municipal Electric Authority Nuclear Revenue (Project No. 1)	5.000%	1/1/21	4,080	4,146
	Georgia Municipal Electric Authority Nuclear Revenue (Project No. 1)	5.000%	1/1/21	1,000	1,016
	Georgia Municipal Electric Authority Nuclear Revenue (Project No. 1)	5.000%	1/1/22	2,560	2,702
	Glynn-Brunswick Memorial Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/23	800	897
	Henry County School District GO	5.000%	8/1/21	3,300	3,459
	Henry County School District GO	5.000%	8/1/22	5,250	5,756
	Henry County School District GO	5.000%	8/1/23	1,565	1,789
	LaGrange-Troup County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/21	350	360
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/21	790	814
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	9/1/21	300	313
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/22	500	534
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/23	750	828
	Main Street Natural Gas Inc. Natural Gas Revenue	4.000%	6/1/23	5,040	5,501
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	9/1/23	500	563
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/24	1,000	1,137
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	9/1/24	900	1,047
	Main Street Natural Gas Inc. Natural Gas Revenue	5.500%	9/15/24	2,300	2,708
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	9/1/25	2,500	2,993
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	9/1/26	1,875	2,298
[3]	Main Street Natural Gas Inc. Natural Gas Revenue FR PUT, 67% of 1M USD LIBOR + 0.830%	0.945%	12/1/23	14,000	13,938
[3]	Main Street Natural Gas Inc. Natural Gas Revenue FR PUT, SIFMA Municipal Swap Index Yield + 0.570%	0.730%	12/1/23	17,080	16,857
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	9/1/23	36,460	39,900
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	12/1/23	9,050	9,965
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	12/2/24	11,100	12,605

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	9/1/26	14,000	16,248
	Monroe County Development Authority Electric Power & Light Revenue PUT	2.050%	11/19/21	1,625	1,645
	Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/23	1,460	1,676
	Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/25	7,500	9,273
[3]	Private Colleges & Universities Authority College & University Revenue FR PUT, SIFMA Municipal Swap Index Yield + 0.420%	0.580%	8/16/22	43,500	43,166
	Richmond County Board of Education GO	5.000%	10/1/20	6,165	6,211
	Richmond County Hospital Authority Health, Hospital, Nursing Home Revenue (University Health Services Project)	5.000%	1/1/25	350	411
	Savannah Economic Development Authority Industrial Revenue PUT	2.000%	10/1/24	850	881
					580,606
Guam (0.0%)
	Antonio B Won Pat International Airport Authority Port, Airport & Marina Revenue	5.000%	10/1/21	350	353
	Antonio B Won Pat International Airport Authority Port, Airport & Marina Revenue	5.000%	10/1/22	355	360
	Antonio B Won Pat International Airport Authority Port, Airport & Marina Revenue	5.000%	10/1/23	1,430	1,443
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/21	700	725
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/21	500	518
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/22	400	429
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/22	500	537
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/23	175	194
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/24	1,100	1,260
	Guam Miscellaneous Taxes Revenue	5.000%	11/15/20	750	756
	Guam Miscellaneous Taxes Revenue	5.000%	1/1/21	350	354
					6,929
Hawaii (0.6%)
[3]	Hawaii Department of Budget & Finance Health, Hospital, Nursing Home Revenue FR PUT, SIFMA Municipal Swap Index Yield + 0.450%	0.610%	2/27/21	3,985	3,985
[3]	Hawaii Department of Budget & Finance Health, Hospital, Nursing Home Revenue FR PUT, SIFMA Municipal Swap Index Yield + 0.450%	0.610%	2/27/21	2,050	2,050
	Hawaii GO	5.000%	10/1/20	2,750	2,771
	Hawaii GO	4.000%	5/1/21	8,090	8,319
	Hawaii GO	5.000%	4/1/22	5,500	5,938
	Hawaii GO	4.000%	5/1/22	875	933
	Hawaii GO	5.000%	12/1/22	5,515	5,867
	Hawaii GO	5.000%	10/1/23	2,015	2,317
	Hawaii GO	5.000%	11/1/23	2,285	2,529
	Hawaii GO	5.000%	12/1/23	1,435	1,525
	Hawaii GO, Prere.	5.000%	12/1/21	4,570	4,860
	Hawaii GO, Prere.	5.000%	12/1/21	4,730	5,030
	Hawaii GO, Prere.	5.000%	12/1/21	12,635	13,437

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Hawaii GO, Prere.	5.000%	8/1/23	1,280	1,457
	Honolulu County HI GO	5.000%	9/1/22	2,000	2,197
	Honolulu HI City & County (Honolulu Rail Transit Project) GO PUT	5.000%	9/1/23	5,970	6,757
	Honolulu HI City & County (Honolulu Rail Transit Project) GO PUT	5.000%	9/1/23	8,475	9,563
	Honolulu HI City & County (Honolulu Rail Transit Project) GO PUT	5.000%	9/1/23	9,220	10,382
	Honolulu HI City & County (Honolulu Rail Transit Project) GO PUT	5.000%	9/1/23	8,475	9,530
	Honolulu HI City & County (Honolulu Rail Transit Project) GO PUT	5.000%	9/1/23	6,970	7,838
	Honolulu HI City & County (Honolulu Rail Transit Project) GO PUT	5.000%	9/1/23	3,725	4,179
	Honolulu HI City & County GO	4.000%	11/1/21	1,090	1,142
	Honolulu HI City & County GO	4.000%	9/1/22	2,095	2,258
	Honolulu HI City & County Wastewater System Sewer Revenue	4.000%	7/1/23	3,410	3,654
					118,518
Idaho (0.0%)
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue (St. Luke's Health System Project)	5.000%	3/1/21	2,145	2,195
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue (St. Luke's Health System Project)	5.000%	3/1/22	2,700	2,871
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue (St. Luke's Health System Project)	5.000%	3/1/23	1,000	1,103
	University of Idaho College & University Revenue	5.000%	4/1/23	360	398
[2]	University of Idaho College & University Revenue	5.000%	4/1/24	160	185
					6,752
Illinois (5.9%)
[1]	BFO Sales Tax Securitization Corp. IL Sales Tax Revenue TOB VRDO	0.360%	8/6/20	25,335	25,335
[4]	Bolingbrook IL	4.000%	3/1/22	500	530
	Champaign County Community Unit School District No. 4 Champaign GO	0.000%	1/1/22	200	199
	Champaign County Community Unit School District No. 4 Champaign GO	0.000%	1/1/24	190	187
	Champaign County Community Unit School District No. 4 Champaign GO	4.000%	6/1/24	420	477
	Champaign County Community Unit School District No. 4 Champaign GO	0.000%	1/1/25	240	233
	Chicago Board of Education GO	5.000%	12/1/20	400	403
	Chicago Board of Education GO	5.000%	12/1/20	6,000	6,036
	Chicago Board of Education GO	5.000%	12/1/20	4,445	4,472
	Chicago Board of Education GO	5.000%	12/1/20	4,555	4,582
[7]	Chicago Board of Education GO	5.250%	12/1/20	715	726
[7]	Chicago Board of Education GO	0.000%	12/1/21	510	495
	Chicago Board of Education GO	5.000%	12/1/21	1,640	1,652
	Chicago Board of Education GO	5.000%	12/1/21	7,000	7,204
	Chicago Board of Education GO	5.000%	12/1/21	2,830	2,912
	Chicago Board of Education GO	5.000%	12/1/21	5,170	5,321
	Chicago Board of Education GO	5.000%	12/1/21	190	196
[7]	Chicago Board of Education GO	5.250%	12/1/21	2,000	2,112
[7]	Chicago Board of Education GO	0.000%	12/1/22	615	582

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Chicago Board of Education GO	5.000%	12/1/22	1,540	1,618
[4]	Chicago Board of Education GO	5.000%	12/1/22	500	535
	Chicago Board of Education GO	5.000%	12/1/22	5,915	6,214
	Chicago Board of Education GO	5.000%	12/1/22	785	825
[7]	Chicago Board of Education GO	0.000%	12/1/23	1,695	1,563
	Chicago Board of Education GO	5.000%	12/1/23	590	632
[4]	Chicago Board of Education GO	5.000%	12/1/23	2,000	2,195
	Chicago Board of Education GO	5.000%	12/1/23	4,415	4,726
	Chicago Board of Education GO	5.000%	12/1/23	1,080	1,156
[7]	Chicago Board of Education GO	0.000%	12/1/24	830	743
[7]	Chicago Board of Education GO	0.000%	12/1/24	675	604
	Chicago Board of Education GO	5.000%	12/1/24	1,000	1,088
	Chicago Board of Education GO	5.000%	12/1/24	1,150	1,251
	Chicago Housing Authority Local or Guaranteed Housing Revenue	5.000%	1/1/21	1,400	1,423
	Chicago Housing Authority Local or Guaranteed Housing Revenue	5.000%	1/1/22	1,330	1,403
[1,5]	Chicago IL Board of Education Special Tax TOB VRDO	0.310%	8/6/20	133,865	133,865
	Chicago IL GO	5.000%	1/1/21	200	202
	Chicago IL GO	5.000%	12/1/21	695	700
	Chicago IL GO	0.000%	1/1/22	1,550	1,491
	Chicago IL GO	5.000%	1/1/22	240	248
	Chicago IL GO	5.000%	1/1/22	200	207
	Chicago IL GO	5.000%	1/1/23	3,605	3,803
	Chicago IL GO	5.000%	1/1/23	250	264
	Chicago IL GO	5.000%	1/1/23	205	212
	Chicago IL GO	5.000%	1/1/24	1,150	1,237
	Chicago IL GO	5.000%	1/1/24	250	269
	Chicago IL GO	5.000%	1/1/24	60	65
	Chicago IL GO	5.000%	1/1/25	2,500	2,733
	Chicago IL GO, ETM	5.000%	1/1/21	1,685	1,718
	Chicago IL GO, ETM	5.000%	1/1/22	475	507
	Chicago IL GO, ETM	5.000%	1/1/23	1,580	1,759
[1]	Chicago IL Transit Authority Sales Tax Receipts Revenue TOB VRDO	0.310%	8/6/20	45,790	45,790
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/21	1,165	1,186
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/21	2,050	2,087
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/22	810	860
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/22	1,450	1,539
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/23	2,010	2,189
[1,4]	Chicago IL Water Water Revenue TOB VRDO	0.340%	8/6/20	1,045	1,045
[1]	Chicago IL Water Water Revenue TOB VRDO	0.340%	8/6/20	1,245	1,245
	Chicago IL Waterworks Water Revenue	5.000%	11/1/20	2,500	2,527
	Chicago IL Waterworks Water Revenue	5.000%	11/1/20	1,700	1,718
	Chicago IL Waterworks Water Revenue	5.000%	11/1/20	1,000	1,011
	Chicago IL Waterworks Water Revenue	5.000%	11/1/21	1,325	1,397
	Chicago IL Waterworks Water Revenue	5.000%	11/1/21	680	717
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/21	3,980	4,026
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/23	100	110
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/23	60	66

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/24	470	537
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/24	120	137
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/24	180	206
[5]	Chicago O'Hare International Airport Port, Airport & Marina Revenue VRDO	0.170%	8/5/20	38,800	38,800
	Chicago Park District GO	5.000%	1/1/21	450	457
	Chicago Park District GO	5.000%	1/1/23	790	828
	Chicago Transit Authority Government Fund/Grant Revenue	5.000%	6/1/21	1,355	1,399
	Chicago Transit Authority Government Fund/Grant Revenue	5.000%	6/1/21	1,845	1,905
	Chicago Transit Authority Government Fund/Grant Revenue	5.000%	6/1/22	3,095	3,318
	Chicago Transit Authority Government Fund/Grant Revenue	5.000%	6/1/22	2,500	2,680
[1]	Chicago Transit Authority Revenue TOB VRDO	0.360%	8/6/20	20,000	20,000
	Cook County Community Consolidated School District No. 62 Des Plaines GO	5.000%	12/1/22	3,125	3,461
	Cook County Community Consolidated School District No. 62 Des Plaines GO	5.000%	12/1/23	3,810	4,391
[1]	Cook County IL Forest Preserve District GO TOB VRDO	0.310%	8/6/20	7,660	7,660
	Cook County IL GO	5.000%	11/15/20	500	505
	Cook County IL GO	5.000%	11/15/21	500	520
	Cook County IL GO	5.000%	11/15/22	285	308
	Cook County IL GO	5.250%	11/15/22	10,000	10,119
[1]	Cook County IL GO TOB VRDO	0.260%	8/6/20	7,500	7,500
	DeWitt Ford & Livingston Etc Counties Community College Dist No. 540 Heartland GO	4.000%	12/1/20	2,475	2,506
	DeWitt Ford & Livingston Etc Counties Community College Dist No. 540 Heartland GO	4.000%	12/1/21	2,575	2,705
	DeWitt Ford & Livingston Etc Counties Community College Dist No. 540 Heartland GO	4.000%	12/1/22	2,680	2,901
	DuPage & Cook Counties Township High School District No. 86 Hinsdale GO	5.000%	1/15/23	935	1,043
	DuPage & Cook Counties Township High School District No. 86 Hinsdale GO	5.000%	1/15/24	935	1,085
	DuPage County Community Unit School District No. 200 Wheaton-Warrenville GO	5.000%	10/1/23	4,940	5,612
[1]	Illinois Educational Facilities Authority Revenue TOB VRDO	0.190%	8/6/20	7,750	7,750
	Illinois Finance Authority College & University Revenue	4.000%	9/1/20	260	260
	Illinois Finance Authority College & University Revenue	5.000%	9/1/20	250	251
	Illinois Finance Authority College & University Revenue	5.000%	9/1/22	225	239
	Illinois Finance Authority College & University Revenue	5.000%	12/1/22	6,310	7,010
	Illinois Finance Authority College & University Revenue	5.000%	10/1/23	1,000	1,055
	Illinois Finance Authority College & University Revenue	5.000%	9/1/24	415	462
	Illinois Finance Authority College & University Revenue VRDO	0.160%	8/6/20	15,450	15,450

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/20	1,500	1,502
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/20	1,875	1,889
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/21	3,055	3,126
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/21	725	745
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/21	375	385
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/21	2,600	2,712
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/21	1,110	1,158
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/21	500	523
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/22	900	960
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/22	750	801
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	3.250%	5/15/22	560	560
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/22	875	930
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/22	1,250	1,359
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/22	375	407
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/23	1,250	1,387
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/23	750	834
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/23	500	562
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/23	100	113
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/24	795	926
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/24	500	581
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/25	750	897
[3]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue FR PUT, 70% of 1M USD LIBOR + 1.350%	1.470%	5/1/21	2,500	2,501
[3]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue FR PUT, SIFMA Municipal Swap Index Yield + 0.300%	0.460%	2/27/21	5,705	5,705
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue PUT	1.750%	4/1/21	3,000	3,025
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue PUT	2.250%	4/29/22	7,500	7,719
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	12/15/22	21,000	23,272
[1]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.190%	8/6/20	10,360	10,360
[1]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.200%	8/6/20	8,760	8,760
[1,4]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.280%	8/6/20	8,200	8,200
[1]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.280%	8/6/20	7,200	7,200

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Illinois Finance Authority Health, Hospital, Nursing Home Revenue VRDO	0.170%	8/3/20	17,305	17,305
Illinois Finance Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	8/15/20	1,080	1,082
Illinois Finance Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	8/15/20	600	601
Illinois Finance Authority Lease Revenue	5.000%	7/1/21	1,530	1,597
Illinois Finance Authority Lease Revenue	5.000%	1/1/22	2,560	2,732
Illinois Finance Authority Lease Revenue	5.000%	7/1/22	2,220	2,422
Illinois Finance Authority Lease Revenue	5.000%	7/1/23	2,500	2,847
Illinois GO	5.000%	8/1/20	1,260	1,260
Illinois GO	4.000%	9/1/20	1,830	1,833
Illinois GO	5.000%	10/1/20	13,785	13,850
Illinois GO	5.000%	10/1/20	8,265	8,304
Illinois GO	5.000%	11/1/20	83,520	84,126
Illinois GO	5.000%	1/1/21	1,040	1,053
Illinois GO	5.250%	1/1/21	1,155	1,170
Illinois GO	5.000%	2/1/21	5,040	5,113
Illinois GO	5.000%	3/1/21	1,000	1,017
Illinois GO	5.000%	4/1/21	3,390	3,456
Illinois GO	5.000%	7/1/21	8,260	8,479
Illinois GO	5.000%	10/1/21	14,915	15,412
Illinois GO	5.000%	10/1/21	3,215	3,322
Illinois GO	5.000%	11/1/21	27,015	27,976
Illinois GO	5.000%	1/1/22	210	210
Illinois GO	5.000%	4/1/22	1,650	1,726
Illinois GO	5.250%	5/1/22	60	63
Illinois GO	5.000%	7/1/22	4,385	4,616
Illinois GO	5.000%	8/1/22	3,500	3,692
Illinois GO	5.000%	10/1/22	16,560	17,533
Illinois GO	5.000%	11/1/22	30,280	32,093
Illinois GO	5.000%	2/1/23	390	416
Illinois GO	5.000%	4/1/23	125	134
Illinois GO	5.000%	5/1/23	50	54
Illinois GO	5.250%	5/1/23	1,500	1,623
Illinois GO	5.375%	5/1/23	4,100	4,460
Illinois GO	5.000%	8/1/23	575	621
Illinois GO	5.000%	10/1/23	50	54
Illinois GO	5.000%	11/1/23	17,970	19,479
Illinois GO	5.000%	11/1/23	1,985	2,155
Illinois GO	5.000%	12/1/23	100	109
Illinois GO	4.000%	1/1/24	320	328
Illinois GO	5.000%	1/1/24	160	160
Illinois GO	5.000%	2/1/24	550	600
Illinois GO	4.000%	5/1/24	75	80
Illinois GO	5.000%	5/1/24	580	636
Illinois GO	5.500%	5/1/24	2,500	2,796
Illinois GO	5.000%	8/1/24	10,070	10,617
Illinois GO	5.000%	11/1/24	1,430	1,581
Illinois GO	4.000%	1/1/25	100	102
Illinois GO	5.000%	2/1/25	50	55
Illinois GO	5.500%	5/1/25	3,000	3,434
Illinois GO	5.500%	7/1/25	125	136
Illinois GO	4.000%	8/1/25	290	299
Illinois GO	5.000%	8/1/25	5,025	5,289
Illinois GO	5.000%	1/1/26	885	999
Illinois Housing Development Authority Local or Guaranteed Housing Revenue PUT	1.900%	10/1/21	3,000	3,055

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue PUT	1.600%	1/1/23	2,875	2,911
	Illinois Sales Tax Revenue	4.000%	6/15/21	1,615	1,642
	Illinois Sales Tax Revenue	5.000%	6/15/21	4,370	4,480
	Illinois Sales Tax Revenue	5.000%	6/15/21	3,785	3,880
	Illinois Sales Tax Revenue	5.000%	6/15/22	2,500	2,635
	Illinois Sales Tax Revenue	5.000%	6/15/22	50	53
	Illinois Sales Tax Revenue	5.000%	6/15/22	5,000	5,270
	Illinois Sales Tax Revenue	5.000%	6/15/23	5,000	5,406
	Illinois Sales Tax Revenue	5.000%	6/15/23	1,160	1,254
	Illinois Sales Tax Revenue	5.000%	6/15/23	60	65
	Illinois Sales Tax Revenue	5.000%	6/15/23	5,000	5,406
[7]	Illinois Sales Tax Revenue	6.000%	6/15/23	485	538
	Illinois Sales Tax Revenue	5.000%	6/15/24	100	108
[7]	Illinois Sales Tax Revenue	6.000%	6/15/24	205	234
	Illinois Sales Tax Revenue	5.000%	6/15/25	275	296
	Illinois Sports Facilities Authority Hotel Occupancy Tax Revenue	5.000%	6/15/21	1,050	1,076
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/21	1,900	1,934
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/22	1,660	1,762
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/22	2,850	3,025
	Illinois State Toll Highway Authority Highway Revenue	5.000%	12/1/22	175	193
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/23	2,250	2,485
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/25	6,100	7,235
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/26	1,150	1,402
[1]	Illinois Toll Highway Authority Highway Revenue TOB VRDO	0.280%	8/6/20	4,500	4,500
[4]	Kane County School District No. 131 Aurora East Side GO	4.000%	12/1/22	115	123
[4]	Kane County School District No. 131 Aurora East Side GO	4.000%	12/1/22	220	235
[4]	Kane County School District No. 131 Aurora East Side GO	5.000%	12/1/23	145	164
[4]	Kane County School District No. 131 Aurora East Side GO	5.000%	12/1/23	240	271
	Lake County IL GO	4.000%	11/30/22	3,340	3,630
	Lake County IL GO	4.000%	11/30/23	6,670	7,490
	McLean & Woodford Counties Community Unit School District No. 5 Normal GO	4.000%	12/1/23	1,545	1,718
[7]	Metropolitan Pier & Exposition Authority Appropriations Revenue, Prere.	5.750%	6/15/22	4,025	4,468
	Metropolitan Pier & Exposition Authority Sales Tax Revenue	5.000%	6/15/23	50	52
	Metropolitan Pier & Exposition Authority Sales Tax Revenue (Mccormick Place Project)	5.000%	12/15/20	4,225	4,264
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	5.000%	12/1/20	1,000	1,015
[2]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	4/1/21	275	282
[2]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	4/1/24	600	684
	Railsplitter Tobacco Settlement Authority Tobacco Settlement Funded Revenue	5.250%	6/1/21	3,500	3,637

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Railsplitter Tobacco Settlement Authority Tobacco Settlement Funded Revenue	5.375%	6/1/21	760	790
	Railsplitter Tobacco Settlement Authority Tobacco Settlement Funded Revenue	5.000%	6/1/22	12,110	12,970
[1]	Regional Transportation Authority IL Sales Tax Revenue TOB VRDO	0.190%	8/6/20	7,195	7,195
[7]	Regional Transportation Authority Sales Tax Revenue	5.500%	7/1/23	550	625
	Regional Transportation Authority Sales Tax Revenue	0.750%	6/1/25	23,175	23,175
	Romeoville IL GO	5.000%	12/30/24	2,685	3,210
[1]	Sales Tax Securitization Corp. IL Revenue TOB VRDO	0.430%	8/7/20	8,340	8,340
[1]	Sales Tax Securitization Corp. IL Sales Tax Revenue TOB VRDO	0.420%	8/6/20	18,315	18,315
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/25	1,750	2,001
[4]	Sangamon County School District No. 186 Springfield GO	4.000%	6/1/22	700	739
[4]	Sangamon County School District No. 186 Springfield GO	4.000%	6/1/24	785	874
	Southwestern Illinois Development Authority Lease Revenue	4.000%	4/15/22	250	265
	Southwestern Illinois Development Authority Lease Revenue	4.000%	4/15/23	250	274
	Southwestern Illinois Development Authority Lease Revenue	5.000%	4/15/24	225	262
	Southwestern Illinois Development Authority Lease Revenue	5.000%	4/15/25	275	331
[1]	Springfield IL Water Revenue TOB VRDO	0.460%	8/7/20	8,225	8,225
	University of Illinois Local or Guaranteed Housing Revenue	5.000%	4/1/21	950	977
	University of Illinois Local or Guaranteed Housing Revenue	5.000%	4/1/22	855	915
	University of Illinois Local or Guaranteed Housing Revenue	5.000%	4/1/23	900	997
[2]	Western Illinois University College & University Revenue	4.000%	4/1/21	550	562
[2]	Western Illinois University College & University Revenue	4.000%	4/1/23	500	540
[2]	Western Illinois University College & University Revenue	4.000%	4/1/25	750	848
	Will & Kendall Counties Community Consolidated School District 202 Plainfield GO	4.000%	1/1/21	7,820	7,941
					1,068,938
Indiana (0.9%)
	Ball State University College & University Revenue	5.000%	7/1/21	365	381
	Ball State University College & University Revenue	5.000%	7/1/22	350	381
	Ball State University College & University Revenue	5.000%	7/1/23	380	430
	Carmel 2002 School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/23	425	472
	Carmel 2002 School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/23	1,615	1,832
	Franklin IN Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	950	1,039
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/21	1,685	1,718

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/21	1,225	1,275
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/22	1,520	1,619
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/22	1,000	1,088
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/23	1,000	1,109
	Indiana Bond Bank Indirect Ad Valorem Property Revenue (Hamilton Co. Projects)	0.000%	7/15/24	110	107
	Indiana Bond Bank Indirect Ad Valorem Property Revenue (Hamilton Co. Projects)	0.000%	1/15/25	100	97
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/20	500	501
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/20	700	707
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/20	10,000	10,152
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/21	500	527
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/21	2,615	2,777
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/22	2,340	2,506
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/22	1,300	1,398
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/22	2,470	2,685
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/22	1,250	1,359
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/22	950	1,041
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/22	2,250	2,482
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	3,750	4,298
[3]	Indiana Finance Authority Health, Hospital, Nursing Home Revenue FR PUT, SIFMA Municipal Swap Index Yield + 0.280%	0.440%	7/2/21	6,000	5,985
[3]	Indiana Finance Authority Health, Hospital, Nursing Home Revenue FR PUT, SIFMA Municipal Swap Index Yield + 0.280%	0.440%	7/2/21	6,500	6,483
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue PUT	1.650%	7/1/22	3,000	3,041
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue PUT	1.650%	7/1/22	3,000	3,041
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue PUT	1.650%	7/1/22	11,125	11,277
	Indiana Finance Authority Lease Revenue	5.000%	12/1/20	10,220	10,382
	Indiana Finance Authority Lease Revenue	5.000%	2/1/22	3,750	4,022
	Indiana Finance Authority Lease Revenue	5.000%	12/1/23	150	174
	Indiana Finance Authority Lease Revenue	5.000%	2/1/24	1,375	1,603
	Indiana Finance Authority Resource Recovery Revenue	3.750%	4/1/22	1,125	1,131
	Indiana Finance Authority Resource Recovery Revenue (Republic Services Inc. Project) PUT	0.400%	9/1/20	20,000	20,000
	Indiana Health & Educational Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	1.750%	11/2/21	6,745	6,849

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Indiana Health & Educational Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT, Prere.	1.750%	11/2/21	100	102
	Indiana Health Facility Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/22	1,000	1,071
	Indiana Health Facility Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/22	1,000	1,074
	Indiana Health Facility Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/23	1,085	1,195
	Indiana Health Facility Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/23	1,440	1,590
	Indiana Health Facility Financing Authority Health, Hospital, Nursing Home Revenue PUT	1.350%	8/4/20	5,580	5,580
	Indiana Health Facility Financing Authority Health, Hospital, Nursing Home Revenue PUT	1.350%	8/4/20	3,800	3,800
[7]	Indiana Transportation Finance Authority Highway Revenue	5.500%	12/1/23	1,010	1,188
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue (Fieldhouse Project)	1.450%	6/1/21	17,620	17,623
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	3.000%	1/15/22	2,380	2,473
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	3.000%	7/15/22	2,895	3,047
	MSD of Wash Township School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/22	545	575
	MSD of Wash Township School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/22	1,000	1,075
	MSD of Wash Township School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/23	900	980
	MSD of Wash Township School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/23	855	945
	Purdue University College & University Revenue	5.000%	7/1/22	1,000	1,093
	Purdue University College & University Revenue	5.000%	7/1/22	505	552
	Purdue University College & University Revenue	5.000%	7/1/23	400	456
	Purdue University College & University Revenue	5.000%	7/1/24	500	593
	Richmond Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/25	105	122
	Rockport IN Industrial Revenue (AEP Generating Co. Project) PUT	1.350%	9/1/22	2,500	2,525
	Rockport IN Industrial Revenue (AEP Generating Co. Project) PUT	1.350%	9/1/22	2,750	2,777
	Rockport IN Industrial Revenue PUT	2.050%	6/1/21	2,000	2,019
	Vigo County Building Corp. Lease (Abatement) Revenue	4.000%	1/15/23	545	592
	Vigo County Building Corp. Lease (Abatement) Revenue	4.000%	7/15/23	440	486
	Vigo County Building Corp. Lease (Abatement) Revenue	4.000%	1/15/24	560	627
	Vigo County Building Corp. Lease (Abatement) Revenue	4.000%	7/15/24	525	596
					170,725
Iowa (0.4%)
	Des Moines IA GO	5.000%	6/1/22	5,000	5,443
	Des Moines IA GO	5.000%	6/1/23	1,570	1,783
	Iowa City Community School District GO	5.000%	6/1/21	2,685	2,792
	Iowa City Community School District GO	5.000%	6/1/22	2,760	3,002

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/22	1,200	1,276
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/24	1,315	1,505
[5]	Iowa Finance Authority Health, Hospital, Nursing Home Revenue VRDO	0.160%	8/5/20	15,955	15,955
	Iowa Finance Authority Industrial Revenue	3.125%	12/1/22	8,530	8,638
[3]	Iowa Finance Authority Local or Guaranteed Housing Revenue FR PUT, 70% of 1M USD LIBOR + 0.350%	0.463%	10/1/21	3,750	3,727
[3]	Iowa Finance Authority Local or Guaranteed Housing Revenue FR PUT, SIFMA Municipal Swap Index Yield + 0.300%	0.460%	5/3/21	4,000	3,987
	Iowa Finance Authority Water Revenue, Prere.	5.000%	8/1/20	1,135	1,135
	Iowa Finance Authority Water Revenue, Prere.	5.000%	8/1/21	4,790	5,020
	Iowa Special Obligation Revenue (Ijobs Program)	5.000%	6/1/22	3,465	3,478
	Polk County IA GO	4.000%	6/1/21	12,135	12,523
					70,264
Kansas (0.2%)
	Hutchinson KS Health, Hospital, Nursing Home Revenue	4.000%	12/1/20	350	352
	Hutchinson KS Health, Hospital, Nursing Home Revenue	4.000%	12/1/21	500	512
	Johnson County Unified School District No. 233 Olathe GO	5.000%	9/1/20	1,330	1,335
[3]	Kansas Department of Transportation Fuel Sales Tax Revenue FR, 70% of 1M USD LIBOR + 0.300%	0.420%	9/1/21	7,580	7,576
	Kansas Development Finance Authority College & University Revenue (University of Kansas Project)	5.000%	5/1/22	6,730	7,263
	Kansas Development Finance Authority College & University Revenue (University of Kansas Projects)	5.000%	5/1/21	1,160	1,201
[1]	Kansas Development Finance Authority Hospital Health, Hospital, Nursing Home Revenue TOB VRDO	0.260%	8/6/20	8,000	8,000
	Lawrence KS Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	535	577
	Lawrence KS Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	600	670
	Lyon County Unified School District No. 253 Emporia GO	4.000%	9/1/22	340	365
	Lyon County Unified School District No. 253 Emporia GO	4.000%	9/1/23	250	277
	Lyon County Unified School District No. 253 Emporia GO	4.000%	9/1/24	250	285
	Wichita KS Water & Sewer Utility Water Revenue	5.000%	10/1/21	7,990	8,412
					36,825
Kentucky (1.1%)
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/21	195	198
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/22	250	263
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/23	310	335
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/24	300	334

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/25	310	353
	Kentucky Asset Liability Commission Appropriations Revenue (Federal Highway Trust)	5.250%	9/1/23	1,025	1,160
	Kentucky Asset Liability Commission Appropriations Revenue (Federal Highway Trust)	5.250%	9/1/25	525	590
	Kentucky Bond Development Corp. Lease (Non-Terminable) Revenue	5.000%	9/1/23	520	584
[2]	Kentucky Bond Development Corp. Lease Revenue	5.000%	9/1/21	1,605	1,684
[2]	Kentucky Bond Development Corp. Lease Revenue	5.000%	9/1/22	1,685	1,844
[2]	Kentucky Bond Development Corp. Lease Revenue	5.000%	9/1/23	1,770	2,015
[2]	Kentucky Bond Development Corp. Lease Revenue	5.000%	9/1/24	935	1,098
	Kentucky Bond Development Corp. Lease Revenue (Lexington Center Corp. Project)	5.000%	9/1/23	805	903
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.375%	1/1/23	3,275	3,659
[7]	Kentucky Municipal Power Agency Electric Power & Light Revenue	5.000%	9/1/24	125	147
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/20	1,270	1,274
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/22	1,175	1,281
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/23	1,240	1,404
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	1/1/21	1,285	1,302
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	6/1/21	400	410
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	7/1/21	3,650	3,753
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	1/1/22	1,535	1,601
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	6/1/22	400	423
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	6/1/22	300	317
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	7/1/22	6,290	6,647
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	12/1/22	1,000	1,075
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	1/1/23	1,640	1,756
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	6/1/23	1,280	1,395
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	6/1/23	725	785
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	7/1/23	6,000	6,511
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	12/1/23	1,660	1,834
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	6/1/24	2,435	2,725
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	6/1/24	600	665

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	12/1/24	3,085	3,494
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	6/1/25	550	623
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	4/1/24	25,440	28,224
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	1/1/25	10,000	11,160
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	6/1/25	700	798
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	6/1/25	560	639
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	6/1/26	9,865	11,342
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue	5.000%	11/1/21	8,500	8,997
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 100)	5.000%	8/1/22	300	314
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 108)	5.000%	8/1/22	320	350
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 108)	5.000%	8/1/23	1,345	1,521
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 108)	5.000%	8/1/23	375	424
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 112)	5.000%	2/1/24	695	799
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 115)	5.000%	4/1/23	850	949
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 115)	5.000%	4/1/24	890	1,029
[4]	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 124)	5.000%	11/1/24	1,670	1,973
[4]	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 124)	5.000%	11/1/25	7,500	9,130
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No.108)	5.000%	8/1/20	2,600	2,600
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No.108)	5.000%	8/1/20	10,985	10,985
	Kentucky Turnpike Authority Lease (Appropriation) Revenue	5.000%	7/1/23	100	112
	Kentucky Turnpike Authority Lease (Appropriation) Revenue	5.000%	7/1/24	2,500	2,891
	Louisville-Jefferson County Metropolitan Government Electric Power & Light Revenue PUT	1.850%	4/1/21	8,000	8,060
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/23	30,500	33,630
[4]	Northern Kentucky University College & University Revenue	5.000%	9/1/22	1,010	1,092

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Northern Kentucky University College & University Revenue	5.000%	9/1/23	1,060	1,187
[4]	Northern Kentucky University College & University Revenue	5.000%	9/1/24	1,115	1,289
	Owensboro KY Electric Light & Power System Electric Power & Light Revenue	5.000%	1/1/21	945	963
	Owensboro KY Electric Light & Power System Electric Power & Light Revenue	5.000%	1/1/22	1,440	1,533
	Owensboro KY Electric Light & Power System Electric Power & Light Revenue	4.000%	1/1/23	965	1,046
	Owensboro KY Electric Light & Power System Electric Power & Light Revenue	5.000%	1/1/24	990	1,137
	Owensboro KY Electric Light & Power System Electric Power & Light Revenue	4.000%	1/1/25	2,000	2,286
					200,902
Louisiana (0.9%)
	East Baton Rouge Parish Industrial Development Board Inc. Industrial Revenue (ExxonMobil Project) VRDO	0.140%	8/3/20	7,600	7,600
[1]	Franciscan Missionaries of Our Lady Health System Obligated Group Health, Hospital, Nursing Home Revenue TOB VRDO	0.360%	8/6/20	18,950	18,950
[2]	Greater Ouachita Water Co. Water Revenue	5.000%	9/1/22	300	328
[2]	Greater Ouachita Water Co. Water Revenue	5.000%	9/1/24	400	470
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue, Prere.	4.000%	5/1/22	1,700	1,812
	Louisiana Government Fund/Grant Revenue	5.000%	9/1/21	2,500	2,625
	Louisiana Government Fund/Grant Revenue	5.000%	9/1/22	4,105	4,507
	Louisiana Government Fund/Grant Revenue	5.000%	9/1/23	3,000	3,432
	Louisiana Local Government Environmental Facilities & Community Development Authority College & University Revenue (LCTCS Act 360 Project)	5.000%	10/1/20	300	302
	Louisiana Local Government Environmental Facilities & Community Development Authority College & University Revenue (LCTCS Act 360 Project)	5.000%	10/1/22	300	326
	Louisiana Local Government Environmental Facilities & Community Development Authority College & University Revenue (LCTCS Act 360 Project)	5.000%	10/1/24	665	774
[2]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue (LCTCS Act 360 Project)	5.000%	10/1/20	1,665	1,677
[2]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue (LCTCS Act 360 Project)	5.000%	10/1/21	1,045	1,102
[2]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue (LCTCS Act 360 Project)	5.000%	10/1/22	2,145	2,346
[2]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue (LCTCS Act 391 Project)	5.000%	10/1/21	1,925	2,030
[2]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue (LCTCS Act 391 Project)	5.000%	10/1/22	2,275	2,489

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue PUT	0.875%	2/1/25	11,750	11,742
	Louisiana Offshore Terminal Authority Industrial Revenue (Loop LLC Project) PUT	1.650%	12/1/23	3,000	3,016
	Louisiana Offshore Terminal Authority Industrial Revenue (Loop LLC Project) PUT	1.650%	12/1/23	2,625	2,639
	Louisiana Offshore Terminal Authority Industrial Revenue (Loop LLC Project) PUT	1.650%	12/1/23	1,875	1,885
	Louisiana Offshore Terminal Authority Port, Airport & Marina Revenue (Loop LLC Project) PUT	2.000%	10/1/22	2,500	2,530
[8]	Louisiana Public Facilities Authority College & University Revenue	5.000%	4/1/25	500	599
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/20	1,975	1,981
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/20	3,000	3,009
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/21	360	373
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/21	1,715	1,792
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/21	3,000	3,134
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	285	308
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/22	3,685	4,002
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/22	1,965	2,134
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/22	3,000	3,258
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	385	431
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/23	4,195	4,724
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/23	3,200	3,604
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/24	3,980	4,634
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/24	3,400	3,958
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue (Louisiana Children's Medical Center Project) PUT	5.000%	6/1/23	2,835	3,175
[1,4]	Louisiana Public Facilities Authority Hospital Health, Hospital, Nursing Home Revenue TOB VRDO	0.280%	8/6/20	4,285	4,285
[4]	Louisiana State Citizens Property Insurance Corp. Miscellaneous Revenue	5.000%	6/1/22	80	87
[1]	Louisiana State Local Government Environmental Facilities & Community Development Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.310%	8/6/20	10,300	10,300
	Parish of St. John the Baptist LA Industrial Revenue PUT	2.000%	4/1/23	15,300	15,221
	Parish of St. John the Baptist LA Industrial Revenue PUT	2.100%	7/1/24	9,000	8,880
[2]	Shreveport LA GO	3.000%	8/1/22	1,750	1,819
[2]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/22	550	600
[4]	Shreveport LA Water & Sewer Water Revenue	4.000%	12/1/23	560	625

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/24	480	572
					156,087
Maine (0.1%)
	Maine GO	5.000%	6/1/21	1,250	1,300
	Maine GO	4.000%	6/1/22	3,785	4,051
	Maine GO	5.000%	6/1/23	3,000	3,408
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/21	200	206
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/22	350	370
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	400	448
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/24	625	695
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	300	355
[1]	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.310%	8/6/20	6,075	6,075
					16,908
Maryland (3.8%)
	Anne Arundel County MD GO	3.000%	10/1/20	4,185	4,204
	Anne Arundel County MD GO	5.000%	10/1/20	6,210	6,258
	Anne Arundel County MD GO	4.000%	10/1/21	4,140	4,326
	Anne Arundel County MD GO	5.000%	10/1/21	6,085	6,429
	Anne Arundel County MD GO	5.000%	10/1/22	4,880	5,394
	Anne Arundel County MD GO	5.000%	10/1/22	2,120	2,343
	Anne Arundel County MD GO	5.000%	4/1/24	65	76
	Baltimore County MD GO	4.000%	8/1/20	4,730	4,730
	Baltimore County MD GO	5.000%	8/1/20	3,795	3,795
	Baltimore County MD GO	5.000%	11/1/20	1,685	1,705
	Baltimore County MD GO	5.000%	3/1/21	3,500	3,598
	Baltimore County MD GO	5.000%	3/1/21	5,300	5,449
	Baltimore County MD GO	5.000%	8/1/21	2,800	2,935
	Baltimore County MD GO	5.000%	2/1/22	1,300	1,394
[1]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	2.600%	6/1/21	100	100
[1]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	2.700%	6/1/23	100	99
[1]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	2.800%	6/1/25	125	123
	Frederick County MD GO	5.000%	8/1/20	2,145	2,145
	Frederick County MD GO	5.000%	2/1/21	2,000	2,048
	Frederick County MD Tax Allocation Revenue	2.625%	7/1/24	340	334
	Gaithersburg MD Health, Hospital, Nursing Home Revenue (Asbury MD Obligation Group Project)	4.000%	1/1/23	865	889
	Gaithersburg MD Health, Hospital, Nursing Home Revenue (Asbury MD Obligation Group Project)	4.000%	1/1/24	1,500	1,553
	Howard County MD (Consolidated Public Improvements Project) GO	5.000%	8/15/21	3,985	4,185
	Howard County MD (Consolidated Public Improvements Project) GO	5.000%	8/15/22	4,130	4,538
	Howard County MD GO	5.000%	8/15/21	1,220	1,281

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Howard County MD GO	5.000%	2/15/22	11,360	12,206
	Howard County MD GO	5.000%	8/15/22	1,255	1,379
	Maryland Department of Transportation Fuel Sales Tax Revenue	4.000%	9/1/21	20,665	21,533
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/21	14,065	14,807
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	6/1/24	9,320	10,579
	Maryland Economic Development Corp. Electric Power & Light Revenue	1.700%	9/1/22	15,000	15,345
	Maryland Economic Development Corp. Port, Airport & Marina Revenue (Transportation Facilities Project)	5.000%	6/1/22	1,750	1,813
	Maryland GO	5.000%	8/1/20	2,155	2,155
	Maryland GO	5.250%	8/1/20	29,620	29,620
	Maryland GO	5.000%	6/1/21	12,000	12,484
	Maryland GO	5.000%	8/1/21	46,385	48,632
	Maryland GO	5.000%	8/1/21	20,000	20,969
	Maryland GO	5.000%	8/1/21	15,000	15,727
	Maryland GO	4.000%	8/1/22	2,605	2,807
	Maryland GO	4.000%	8/15/22	150	162
	Maryland GO	5.000%	8/1/23	580	664
	Maryland GO	5.000%	8/1/23	100	115
	Maryland GO	5.000%	8/1/23	3,600	4,124
	Maryland GO	5.000%	8/1/25	35,000	43,215
	Maryland Health & Higher Educational Facilities Authority College & University Revenue VRDO	0.150%	8/6/20	23,525	23,525
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/21	1,000	1,014
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/21	225	232
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/21	1,380	1,422
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/22	350	375
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/23	325	362
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	2.875%	7/1/23	1,250	1,259
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/24	350	403
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/25	460	546
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/25	3,125	3,701
[1]	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.210%	8/6/20	30,935	30,935
[1]	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.310%	8/6/20	10,000	10,000

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1,5]	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.510%	8/6/20	7,450	7,450
[1,5]	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.510%	8/6/20	46,545	46,545
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	5/15/23	50	57
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	5/15/23	235	266
	Maryland State Transportation Authority Highway Revenue	5.000%	7/1/21	5,790	6,046
	Maryland State Transportation Authority Highway Revenue	5.000%	7/1/22	6,370	6,964
	Maryland State Transportation Authority Highway Revenue	5.000%	7/1/23	6,595	7,522
	Montgomery County MD	0.200%	8/25/20	40,000	40,000
	Montgomery County MD	0.200%	8/25/20	22,000	22,001
	Montgomery County MD	0.210%	8/26/20	30,000	30,000
	Montgomery County MD GO	5.000%	11/1/20	5,900	5,970
	Montgomery County MD GO	5.000%	12/1/20	16,380	16,641
	Montgomery County MD GO	5.000%	6/1/21	5,000	5,202
	Montgomery County MD GO	5.000%	7/1/21	1,000	1,044
	Montgomery County MD GO	5.000%	11/1/21	9,625	10,209
	Montgomery County MD GO	5.000%	12/1/21	12,970	13,809
	Montgomery County MD GO	5.000%	11/1/22	1,375	1,525
	Prince George's County MD GO	5.000%	9/15/20	12,385	12,454
	Prince George's County MD GO	5.000%	9/15/20	1,730	1,740
	Prince George's County MD GO	4.000%	7/15/21	4,210	4,366
	Prince George's County MD GO	5.000%	7/15/21	2,810	2,941
	Prince George's County MD GO	5.000%	3/1/22	2,210	2,380
	Prince George's County MD GO	5.000%	7/1/22	4,745	5,186
	Prince George's County MD GO	5.000%	7/15/22	6,080	6,657
	Prince George's County MD GO	5.000%	8/1/22	1,000	1,097
	Prince George's County MD GO	5.000%	7/15/23	1,875	2,144
	Rockville MD Health, Hospital, Nursing Home Revenue	5.000%	11/1/20	200	201
	Rockville MD Health, Hospital, Nursing Home Revenue	5.000%	11/1/21	500	509
	Rockville MD Health, Hospital, Nursing Home Revenue	5.000%	11/1/22	300	309
	University System of Maryland College & University Revenue	5.000%	4/1/21	3,815	3,937
	Washington Suburban Sanitary Commission Water Revenue	5.000%	6/15/21	7,250	7,555
	Washington Suburban Sanitary Commission Water Revenue	4.000%	6/1/22	2,975	3,185
	Washington Suburban Sanitary Commission Water Revenue	5.000%	6/1/22	5,000	5,444
	Washington Suburban Sanitary Commission Water Revenue	5.000%	6/1/22	1,355	1,475
	Washington Suburban Sanitary Commission Water Revenue	5.000%	6/1/23	8,535	9,709
	Washington Suburban Sanitary Commission Water Revenue	5.000%	6/1/23	2,220	2,525
	Westminster MD College & University Revenue	5.000%	11/1/20	1,735	1,748
					698,854

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Massachusetts (2.2%)
	Commonwealth of Massachusetts GO	5.000%	7/1/21	2,845	2,971
	Commonwealth of Massachusetts GO	5.000%	7/1/21	15,505	16,192
	Commonwealth of Massachusetts GO	5.000%	8/1/21	16,125	16,905
	Commonwealth of Massachusetts GO	5.000%	8/1/21	5,000	5,242
	Commonwealth of Massachusetts GO	5.250%	8/1/21	6,395	6,720
	Commonwealth of Massachusetts GO	5.250%	8/1/21	6,155	6,468
	Commonwealth of Massachusetts GO	5.000%	11/1/21	24,000	25,453
	Commonwealth of Massachusetts GO	5.000%	1/1/22	7,490	8,003
	Commonwealth of Massachusetts GO	5.000%	7/1/22	7,940	8,678
	Commonwealth of Massachusetts GO	5.000%	7/1/22	4,800	5,246
	Commonwealth of Massachusetts GO	5.000%	5/1/23	8,000	9,063
	Commonwealth of Massachusetts GO	5.000%	11/1/23	1,080	1,249
	Commonwealth of Massachusetts GO	3.000%	12/1/23	24,485	26,791
	Commonwealth of Massachusetts GO	5.000%	8/1/24	100	119
	Commonwealth of Massachusetts GO PUT	1.700%	8/1/22	24,285	24,915
	Commonwealth of Massachusetts GO, Prere.	5.000%	11/1/22	7,000	7,756
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement Program)	5.000%	6/1/21	10,855	11,288
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/23	350	382
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/24	2,500	2,960
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/25	2,700	3,311
	Massachusetts Bay Transportation Authority Sales Tax Revenue BAN	4.000%	12/1/21	935	983
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/15/20	1,610	1,626
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/21	1,500	1,552
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/21	575	595
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/15/21	4,200	4,397
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/22	1,315	1,409
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/22	550	590
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/15/24	230	274
	Massachusetts Development Finance Agency College & University Revenue PUT	1.450%	7/1/21	7,070	7,102
	Massachusetts Development Finance Agency College & University Revenue PUT	5.000%	4/1/24	8,600	9,808
	Massachusetts Development Finance Agency College & University Revenue PUT	5.000%	4/1/24	1,000	1,131
[1]	Massachusetts Development Finance Agency College & University Revenue TOB VRDO	0.300%	8/6/20	6,665	6,665
[1]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	3.000%	10/1/20	1,275	1,276
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/21	750	770
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/21	1,430	1,480
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/21	3,500	3,640
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/21	265	275

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/21	500	518
[1]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	3.000%	10/1/21	1,315	1,321
[4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/21	150	158
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	1,290	1,298
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	1,565	1,696
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	2,740	2,948
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	765	823
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	535	575
[4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/22	180	196
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	500	559
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	765	848
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	785	877
[4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/23	225	254
[1]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	11/15/23	1,085	1,066
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	650	739
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	500	571
[4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	200	233
[4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	200	240
[3]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue FR PUT, Municipal Swap Index Yield + 0.420%	0.580%	1/27/22	5,000	4,986
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue PUT	1.390%	2/1/22	2,475	2,507
[1,5]	Massachusetts Development Finance Agency Revenue (Partners Healthcare) TOB VRDO	0.190%	8/6/20	5,570	5,570
	Massachusetts Health & Educational Facilities Authority College & University Revenue PUT	1.850%	4/1/22	3,700	3,790
[4]	Massachusetts Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	0.740%	8/4/20	11,760	11,760
[4]	Massachusetts Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	0.760%	8/5/20	195	195
[4]	Massachusetts Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	0.740%	8/6/20	13,215	13,215
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	2.050%	12/1/21	6,360	6,364
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	0.875%	12/1/23	1,675	1,680
[3]	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue FR PUT, SIFMA Municipal Swap Index Yield + 0.330%	0.490%	12/1/21	2,000	1,996

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue PUT	1.450%	12/1/22	825	837
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue PUT	1.850%	6/1/25	2,625	2,707
[3]	Massachusetts Housing Finance Agency Local or Guaranteed Revenue FR PUT, 70% of 1M USD LIBOR + 0.380%	0.500%	9/1/21	3,750	3,727
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/21	9,120	9,578
	Massachusetts School Building Authority Sales Tax Revenue, ETM	5.000%	8/15/21	1,085	1,138
	Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	10/15/21	5,000	5,290
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/21	6,000	6,117
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/22	8,530	9,102
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/23	7,740	8,615
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/24	3,500	4,056
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue PUT	5.000%	1/1/23	30,765	34,069
	Massachusetts Water Resources Authority Water Revenue, Prere.	5.000%	8/1/21	9,300	9,747
[3]	University of Massachusetts Building Authority College & University Revenue FR PUT, SIFMA Municipal Swap Index Yield + 0.300%	0.460%	2/27/21	9,075	9,075
	Worcester MA BAN GO	2.000%	2/16/21	5,750	5,800
					410,126
Michigan (1.7%)
	Ann Arbor School District GO	3.000%	5/1/24	2,300	2,529
	Ann Arbor School District GO	3.000%	5/1/26	2,225	2,527
	Brighton MI Area School District GO	5.000%	5/1/24	165	191
	Brighton MI Area School District GO	5.000%	5/1/25	1,500	1,793
	Brighton MI Area School District GO	5.000%	5/1/26	435	535
	Detroit City School District GO	5.000%	5/1/21	2,100	2,173
	Detroit City School District GO	5.000%	5/1/23	2,115	2,284
[4]	Detroit Downtown Development Authority Tax Allocation Revenue (Catalyst Development Project)	5.000%	7/1/21	400	416
[4]	Detroit Downtown Development Authority Tax Allocation Revenue (Catalyst Development Project)	5.000%	7/1/23	450	507
[1,4]	Detroit MI City School District GO TOB VRDO	0.310%	8/6/20	10,245	10,245
[1,4]	Detroit MI City School District GO TOB VRDO	0.510%	8/6/20	3,800	3,800
[1,4]	Detroit MI City School District GO TOB VRDO	0.510%	8/7/20	17,845	17,845
	Detroit MI GO	5.000%	4/1/21	500	505
[4]	Downriver Utility Wastewater Authority Sewer Revenue	5.000%	4/1/21	315	325
[4]	Downriver Utility Wastewater Authority Sewer Revenue	5.000%	4/1/22	400	431
[4]	Downriver Utility Wastewater Authority Sewer Revenue	5.000%	4/1/23	1,060	1,186
	Grand Blanc Community Schools GO	5.000%	11/1/20	2,410	2,438
	Grand Blanc Community Schools GO	5.000%	11/1/21	2,025	2,144

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Grand Blanc Community Schools GO	5.000%	11/1/22	1,560	1,719
	Grand Blanc Community Schools GO	5.000%	11/1/23	1,870	2,143
	Grand Blanc Community Schools GO	5.000%	11/1/24	1,560	1,853
	Grand Blanc Community Schools GO	5.000%	11/1/25	780	954
[1,4]	Great Lakes MI Water Authority Sewer Disposal System Water Revenue TOB VRDO	0.310%	8/6/20	12,470	12,470
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/22	7,785	8,409
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/24	250	291
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/24	405	469
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/25	245	294
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/25	475	567
	Holt Public Schools GO	5.000%	5/1/21	650	673
	Holt Public Schools GO	5.000%	5/1/22	275	298
	Holt Public Schools GO	5.000%	5/1/23	455	513
	Holt Public Schools GO	5.000%	5/1/24	425	498
	Kalamazoo Public Schools GO	2.000%	5/1/21	5,275	5,347
	Karegnondi Water Authority Lease Revenue	5.000%	11/1/20	250	253
	Karegnondi Water Authority Lease Revenue	5.000%	11/1/21	250	264
	Michigan (Environmental Program) GO	5.000%	5/1/22	1,485	1,610
	Michigan Finance Authority College & University Revenue (Kettering University Project)	5.000%	9/1/22	175	188
	Michigan Finance Authority College & University Revenue (Kettering University Project)	5.000%	9/1/23	200	223
	Michigan Finance Authority College & University Revenue (Kettering University Project)	5.000%	9/1/24	110	126
	Michigan Finance Authority College & University Revenue (Kettering University Project)	5.000%	9/1/25	225	264
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/20	1,310	1,310
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/20	500	504
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/21	525	538
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/22	1,750	1,924
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/23	1,165	1,263
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	1,745	2,038
[3]	Michigan Finance Authority Health, Hospital, Nursing Home Revenue FR PUT, 68% of 1M USD LIBOR + 0.400%	0.513%	10/15/21	15,045	14,928
[3]	Michigan Finance Authority Health, Hospital, Nursing Home Revenue FR PUT, SIFMA Municipal Swap Index Yield + 0.480%	0.640%	2/1/22	2,500	2,496
[3]	Michigan Finance Authority Health, Hospital, Nursing Home Revenue FR PUT, SIFMA Municipal Swap Index Yield + 0.500%	0.660%	8/9/21	4,000	4,000
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue PUT	3.500%	11/15/22	3,500	3,721
[1]	Michigan Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.310%	8/6/20	6,060	6,060

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Michigan Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.460%	8/6/20	6,210	6,210
[3]	Michigan Finance Authority Health, Hospital, Nursing Home Revenue Trinity Health Corp. FR PUT, 67% of 1M USD LIBOR + 0.540%	0.652%	12/1/20	20,000	19,989
	Michigan Finance Authority Lease (Appropriation) Revenue	5.000%	10/1/23	1,295	1,426
	Michigan Finance Authority Lease Revenue	5.000%	4/1/21	9,190	9,454
	Michigan Finance Authority Lease Revenue	5.000%	4/1/22	1,500	1,608
[7]	Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/21	3,500	3,650
	Michigan State Building Authority Appropriations Revenue (Facilities Program)	5.000%	4/15/21	1,000	1,034
	Michigan State Building Authority Appropriations Revenue (Facilities Program)	5.000%	10/15/21	1,000	1,058
	Michigan State Building Authority Appropriations Revenue (Facilities Program)	5.000%	10/15/23	690	794
	Michigan State Building Authority Appropriations Revenue (Facilities Program)	5.000%	4/15/24	1,250	1,465
	Michigan State Building Authority Lease (Appropriation) Revenue	5.000%	10/15/21	1,350	1,428
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/20	1,165	1,182
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue PUT	1.900%	4/1/21	14,750	14,886
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue PUT	2.400%	3/15/23	4,110	4,313
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	6/1/23	12,255	13,456
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	7/1/24	7,500	8,491
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	1.500%	10/1/22	1,320	1,321
	Michigan State University College & University Revenue	5.000%	2/15/22	1,500	1,608
	Michigan State University College & University Revenue	5.000%	2/15/23	400	446
	Michigan Strategic Fund Electric Power & Light Revenue PUT	1.450%	9/1/21	5,985	6,018
	Michigan Strategic Fund Lease (Appropriation) Revenue	5.250%	10/15/23	2,000	2,113
	Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/22	1,435	1,585
	Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/22	1,500	1,655
	Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/23	750	861
	Milan Area Schools GO	5.000%	5/1/22	500	540
	Plymouth-Canton Community School District GO	3.000%	5/1/23	2,435	2,601
	Plymouth-Canton Community School District GO	3.000%	5/1/24	2,735	2,979
	Plymouth-Canton Community School District GO	3.000%	5/1/25	2,725	3,020
	Portage Public Schools GO	5.000%	11/1/20	750	759
	Saginaw Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	200	224
	Saginaw Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	425	492
	Saline Area Schools Historic Preservation Foundation GO	2.000%	5/1/21	1,325	1,343
	Saline Area Schools Historic Preservation Foundation GO	5.000%	5/1/22	1,000	1,084

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	University of Michigan College & University Revenue	5.000%	4/1/21	1,500	1,548
[3]	University of Michigan College & University Revenue FR PUT, SIFMA Municipal Swap Index Yield + 0.270%	0.360%	4/1/22	10,980	10,955
	University of Michigan College & University Revenue PUT	4.000%	4/1/24	15,950	17,701
	Washtenaw County Intermediate School District GO	5.000%	5/1/22	3,890	4,218
	Washtenaw County Intermediate School District GO	5.000%	5/1/24	2,390	2,796
	Wayne County Airport Authority Port, Airport & Marina Revenue	4.000%	12/1/20	1,785	1,807
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/20	365	371
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/21	700	744
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/21	1,500	1,593
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/21	1,225	1,301
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/22	585	642
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/22	1,000	1,099
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/23	1,000	1,140
[1]	Wayne State University Michigan College & University Revenue TOB VRDO	0.360%	8/7/20	5,685	5,685
	Wayne-Westland Community Schools GO	4.000%	11/1/20	735	742
	Wayne-Westland Community Schools GO	4.000%	5/1/21	200	205
	Wayne-Westland Community Schools GO	4.000%	5/1/22	160	170
	Wayne-Westland Community Schools GO	5.000%	11/1/23	380	436
					302,328
Minnesota (0.8%)
	Deephaven MN Charter School Aid Revenue (Eagle Ridge Academy Project), Prere.	5.125%	7/1/23	500	568
	Duluth Independent School District No. 709 COP	5.000%	2/1/21	300	306
	Duluth Independent School District No. 709 COP	5.000%	2/1/22	325	346
	Duluth Independent School District No. 709 COP	5.000%	2/1/23	1,125	1,244
	Hennepin County MN GO VRDO	0.190%	8/6/20	39,460	39,460
	Maple Grove MN Health, Hospital, Nursing Home Revenue	4.000%	5/1/21	550	561
	Metropolitan Council GO	5.000%	3/1/21	2,650	2,724
	Metropolitan Council GO	5.000%	3/1/22	2,935	3,161
	Metropolitan Council GO	5.000%	3/1/22	1,555	1,675
	Metropolitan Council GO	3.000%	3/1/23	2,700	2,821
	Minneapolis MN GO	4.000%	12/1/21	1,425	1,498
	Minneapolis MN GO	4.000%	12/1/22	1,190	1,297
	Minneapolis MN GO	3.000%	12/1/23	3,135	3,429
	Minneapolis MN St. Paul Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/23	850	970
	Minneapolis MN St. Paul Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	1,050	1,241

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	4.000%	1/1/21	125	127
Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/22	1,300	1,378
Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	4.000%	1/1/23	125	135
Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/23	1,000	1,101
Minnesota Appropriations Revenue	5.000%	6/1/21	3,670	3,816
Minnesota GO	5.000%	8/1/21	2,250	2,360
Minnesota GO	5.000%	8/1/21	1,865	1,956
Minnesota GO	5.000%	8/1/21	500	524
Minnesota GO	5.000%	10/1/22	19,625	21,700
Minnesota GO	5.000%	8/1/23	1,890	2,168
Minnesota GO	5.000%	8/1/23	2,690	3,085
Minnesota GO	5.000%	8/1/23	7,860	7,878
Minnesota GO	5.000%	8/1/23	1,900	2,179
Minnesota GO	5.000%	10/1/24	1,145	1,374
Minnesota GO, Prere.	5.000%	8/1/21	115	115
Minnesota Higher Education Facilities Authority College & University Revenue	4.000%	10/1/21	100	103
Minnesota Higher Education Facilities Authority College & University Revenue	4.000%	10/1/22	200	213
Minnesota Higher Education Facilities Authority College & University Revenue	4.000%	10/1/23	250	273
Minnesota Public Facilities Authority Water Revenue	3.000%	3/1/21	700	712
Minnesota Public Facilities Authority Water Revenue	4.000%	3/1/22	1,000	1,061
Northern Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/21	2,500	2,548
Northern Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/22	588	627
Rochester MN Health, Hospital, Nursing Home Revenue PUT	4.500%	11/15/21	2,005	2,088
Rochester MN Health, Hospital, Nursing Home Revenue VRDO	0.150%	8/5/20	20,200	20,200
St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/20	400	403
St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/21	500	525
St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/22	370	403
University of Minnesota College & University Revenue, Prere.	5.000%	12/1/20	3,920	3,982
				144,335
Mississippi (0.5%)
DeSoto County MS GO	5.000%	11/1/22	1,040	1,147
DeSoto County MS GO	5.000%	11/1/23	650	746
DeSoto County MS GO	5.000%	11/1/24	680	809
Harrison County School District GO	4.000%	6/1/21	550	567
Harrison County School District GO	4.000%	6/1/22	1,150	1,228
Harrison County School District GO	4.000%	6/1/23	1,200	1,324
Mississippi Business Finance Corp. Industrial Revenue (Chevron USA Inc. Project) VRDO	0.140%	8/3/20	1,100	1,100
Mississippi Business Finance Corp. Industrial Revenue VRDO	0.170%	8/5/20	16,800	16,800

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Mississippi Development Bank Lease Revenue	5.000%	3/1/24	1,600	1,820
[3]	Mississippi FR GO PUT, 67% of 1M USD LIBOR + 0.330%	0.445%	9/1/20	9,105	9,104
	Mississippi GO	4.000%	11/1/22	10,250	11,124
	Mississippi GO	5.000%	11/1/23	18,500	20,476
	Mississippi GO	5.000%	11/1/24	5,575	6,171
	Mississippi Home Corp. Local or Guaranteed Housing Revenue, Prere.	2.400%	8/1/20	2,500	2,550
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/21	4,055	4,207
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/23	1,000	1,127
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue (Forrest General Hospital Project)	5.000%	1/1/21	370	376
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue (Forrest General Hospital Project)	5.000%	1/1/23	500	549
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	9/1/25	6,610	7,637
	Warren County MS Industrial Revenue PUT	2.900%	9/1/23	7,340	7,761
					96,623
Missouri (0.8%)
	Branson IDA Lease (Appropriation) Revenue	3.000%	11/1/20	400	400
	Branson IDA Lease (Appropriation) Revenue	3.000%	11/1/21	350	350
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	3/1/21	365	371
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	6/1/22	785	844
	Franklin County MO COP	3.000%	4/1/21	335	341
	Franklin County MO COP	3.000%	11/1/21	205	211
	Franklin County MO COP	3.000%	4/1/22	450	469
	Franklin County MO COP	3.000%	11/1/22	210	222
	Franklin County MO COP	3.000%	4/1/23	920	982
	Franklin County MO COP	3.000%	11/1/23	425	460
	Franklin County MO COP	3.000%	4/1/24	475	518
	Franklin County MO COP	3.000%	11/1/24	440	486
	Kansas City MO Sanitary Sewer System Revenue	5.000%	1/1/22	1,305	1,394
	Kansas City MO Special Obligation Revenue (Downtown Arena Project)	5.000%	4/1/24	1,000	1,156
	Kansas City MO Special Obligation Revenue (Kansas City Missouri Projects)	5.000%	10/1/20	2,000	2,015
	Kansas City MO Special Obligation Revenue (Kansas City Missouri Projects)	5.000%	10/1/20	1,260	1,269
	Lees Summit IDA Health, Hospital, Nursing Home Revenue (John Knox Village Project)	5.000%	8/15/21	1,640	1,666
	Lees Summit IDA Health, Hospital, Nursing Home Revenue (John Knox Village Project)	5.000%	8/15/23	1,285	1,337
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/21	1,275	1,321
	Missouri Health & Educational Facilities Authority College & University Revenue	5.000%	10/1/23	200	222
	Missouri Health & Educational Facilities Authority College & University Revenue	5.000%	10/1/24	505	577

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/20	1,440	1,457
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/22	475	481
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/22	2,335	2,509
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/24	55	64
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	6/1/23	8,000	8,759
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	0.150%	8/6/20	35,720	35,720
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	0.170%	8/6/20	24,360	24,360
	Missouri Highway & Transportation Commission Fuel Sales Tax Revenue	5.000%	11/1/23	20,290	23,353
	Missouri Highway & Transportation Commission Sales Tax Revenue	5.000%	5/1/21	10,075	10,444
	Missouri Highway & Transportation Commission Sales Tax Revenue	5.000%	5/1/22	2,860	3,103
	Missouri Highway & Transportation Commission Sales Tax Revenue	5.000%	5/1/24	500	589
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue	5.000%	1/1/24	765	885
	Missouri State Environmental Improvement & Energy Resources Authority Water Revenue	5.000%	7/1/21	3,765	3,932
	Missouri-Illinois Metropolitan District Bi-State Development Agency Appropriations Revenue	5.000%	10/1/21	1,000	1,056
	Springfield School District No. R-12 GO	3.000%	3/1/21	1,375	1,398
	Springfield School District No. R-12 GO	3.000%	3/1/22	880	920
[4]	St. Louis MO Airport Parking Auto Parking Revenue	5.000%	12/15/20	1,000	1,017
[4]	St. Louis MO Airport Port, Airport & Marina Revenue	5.000%	7/1/22	250	269
	University of Missouri College & University Revenue, Prere.	5.000%	11/1/21	1,500	1,589
					138,516
Montana (0.1%)
	Montana Board of Investments Miscellaneous Revenue PUT	1.000%	3/1/21	10,000	10,027
	Montana Board of Investments Miscellaneous Revenue PUT	1.000%	3/1/21	1,000	1,003
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/21	665	690
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/22	570	613
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/23	625	692
					13,025
Multiple States (1.6%)
[1,3,5,9]	FHLMC Multifamily VRD Certificates Local or Guaranteed Housing Revenue FR PUT, SIFMA Municipal Swap Index Yield + 0.210%	0.370%	8/8/20	5,500	5,500

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Nuveen AMT-Free Municipal Credit Income Fund VRDO VRDP	0.920%	8/3/20	29,400	29,400
[1,5]	Nuveen AMT-Free Municipal Credit Income Fund VRDO VRDP	0.210%	8/6/20	65,600	65,600
[1,5]	Nuveen AMT-Free Municipal Credit Income Fund VRDO VRDP	0.230%	8/6/20	65,700	65,700
	Nuveen AMT-Free Quality Municipal Income Fund VRDO VRDP	0.920%	8/3/20	44,000	44,000
[1,5]	Nuveen AMT-Free Quality Municipal Income Fund VRDO VRDP	0.210%	8/6/20	37,600	37,600
[1,5]	Nuveen AMT-Free Quality Municipal Income Fund VRDO VRDP	0.260%	8/6/20	50,000	50,000
					297,800
Nebraska (0.5%)
	Central Plains Energy Project Natural Gas Revenue (Project No. 4) PUT	5.000%	1/1/24	2,160	2,447
	Central Plains Energy Project Natural Gas Revenue PUT	4.000%	8/1/25	26,520	30,434
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/15/21	125	132
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/15/23	110	125
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	175	210
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/25	1,100	1,303
	Douglas County Hospital Authority No. 3 Health, Hospital, Nursing Home Revenue	5.000%	11/1/20	1,150	1,161
[1]	Douglas County NE Hospital Authority No. 3 HealthFacilities Revenue TOB VRDO	0.260%	8/6/20	7,495	7,495
	Omaha NE GO	5.000%	1/15/21	1,200	1,226
	Omaha NE GO	5.000%	1/15/22	1,000	1,070
	Omaha Public Power District Electric Power & Light Revenue, Prere.	5.000%	2/1/22	6,900	7,393
	Omaha School District GO	5.000%	12/15/23	10,425	12,117
	Omaha School District GO	5.000%	12/15/24	11,090	13,380
	Omaha-Douglas Public Building Commission GO	4.000%	5/1/24	815	920
	Omaha-Douglas Public Building Commission GO	4.000%	5/1/25	1,000	1,159
	Public Power Generation Agency Electric Power & Light Revenue	5.000%	1/1/21	1,875	1,910
	Public Power Generation Agency Electric Power & Light Revenue	5.000%	1/1/23	2,500	2,776
	University of Nebraska College & University Revenue, ETM	5.000%	7/1/21	1,100	1,148
					86,406
Nevada (1.0%)
	Carson City NV Health, Hospital, Nursing Home Revenue	5.000%	9/1/20	250	251
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/21	1,795	1,867
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/22	7,500	8,143
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/23	4,750	5,353
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/23	9,125	10,283
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/24	150	175

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Clark County Department of Aviation Port, Airport & Marina Revenue VRDO	0.140%	8/5/20	10,450	10,450
	Clark County NV Electric Power & Light Revenue PUT	1.650%	3/31/23	2,500	2,535
	Clark County NV Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/21	375	390
	Clark County NV Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/22	1,075	1,167
[1,2]	Clark County NV School District GO TOB VRDO	0.310%	8/6/20	3,870	3,870
[1]	Clark County NV School District GO TOB VRDO	0.310%	8/6/20	10,055	10,055
[4]	Clark County School District GO	5.000%	6/15/21	3,385	3,516
	Clark County School District GO	5.000%	6/15/21	4,520	4,694
[4]	Clark County School District GO	3.000%	6/15/22	375	392
	Clark County School District GO	5.000%	6/15/22	7,465	8,083
[4]	Clark County School District GO	5.000%	6/15/22	3,555	3,849
[4]	Clark County School District GO	5.000%	6/15/22	7,040	7,623
	Clark County School District GO	5.000%	6/15/22	5,500	5,955
	Clark County School District GO	5.000%	6/15/22	1,260	1,364
[4]	Clark County School District GO	3.000%	6/15/23	370	395
[4]	Clark County School District GO	5.000%	6/15/23	3,730	4,196
[4]	Clark County School District GO	5.000%	6/15/23	3,695	4,157
[4]	Clark County School District GO	3.000%	6/15/24	350	382
[4]	Clark County School District GO	5.000%	6/15/24	3,880	4,526
	Clark County School District GO	5.000%	6/15/24	125	145
[4]	Clark County School District GO	3.000%	6/15/25	415	460
	Humboldt County NV Electric Power & Light Revenue PUT	1.850%	4/15/22	10,000	10,138
	Humboldt County NV Industrial Revenue (Idaho Power Co. Project)	1.450%	12/1/24	6,300	6,488
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/21	400	417
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/24	430	479
[1]	Las Vegas NV Convention & Visitors Authority Hotel Occupancy Tax Revenue TOB VRDO	0.280%	8/6/20	42,935	42,935
	Las Vegas NV GO	4.000%	12/1/22	1,500	1,577
	Las Vegas Valley Water District GO	5.000%	6/1/22	600	653
	Las Vegas Valley Water District GO	5.000%	6/1/23	4,630	5,257
	Las Vegas Valley Water District GO	5.000%	6/1/23	1,175	1,334
[4]	North Las Vegas NV GO	5.000%	6/1/21	2,100	2,181
[4]	North Las Vegas NV GO	5.000%	6/1/22	2,400	2,591
	Washoe County NV Electric Power & Light Revenue PUT	1.850%	4/15/22	10,500	10,645
					188,971
New Hampshire (0.1%)
	New Hampshire Business Finance Authority Electric Power & Light Revenue PUT	2.800%	10/2/23	5,480	5,777
	New Hampshire Health and Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	5.000%	10/1/20	1,265	1,273
	New Hampshire Health and Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	5.000%	7/1/21	1,085	1,128
[1,5]	New Hampshire Health and Education Facilities Authority Revenue TOB VRDO	0.290%	8/6/20	10,520	10,520
	New Hampshire Municipal Bond Bank Indirect Ad Valorem Property Revenue, Prere.	5.000%	8/15/20	2,005	2,008
					20,706

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New Jersey (3.3%)
[4]	Atlantic City NJ GO	5.000%	3/1/21	650	666
[4]	Atlantic City NJ GO	5.000%	3/1/22	500	534
[2]	Atlantic County NJ GO	3.000%	10/1/22	810	858
[8]	Bridgewater Township NJ BAN GO	2.000%	8/4/21	8,000	8,126
	Burlington County CO Bridge Commission Lease (Non-Terminable) Revenue	3.500%	4/15/21	3,085	3,127
[2]	Camden County Improvement Authority College & University Revenue (Rowan University Project)	5.000%	7/1/25	2,390	2,891
	Camden County Improvement Authority Lease (Non-Terminable) Revenue	4.000%	1/15/23	500	545
	Camden County Improvement Authority Lease (Non-Terminable) Revenue	4.000%	1/15/24	800	900
	Cedar Grove Township NJ BAN GO	2.000%	7/14/21	5,700	5,783
	Delran Township NJ GO	1.500%	10/15/20	2,000	2,005
	Delran Township NJ GO	2.000%	10/15/22	1,242	1,287
[8]	East Hanover Township NJ BAN GO	1.500%	8/13/21	6,997	7,067
	Garden State Preservation Trust Sales Tax Revenue	5.000%	11/1/20	1,295	1,303
	Garden State Preservation Trust Sales Tax Revenue	5.000%	11/1/22	380	401
[2]	Garden State Preservation Trust Sales Tax Revenue	5.000%	11/1/22	1,095	1,178
[4]	Gloucester County Improvement Authority College & University Revenue (Rowan University Project)	5.000%	11/1/21	2,000	2,112
[4]	Gloucester County Improvement Authority College & University Revenue (Rowan University Project)	5.000%	11/1/22	2,130	2,343
	Haworth Borough NJ GO	2.000%	8/1/22	450	466
[1]	Inspira Health Obligated Group Health, Hospital, Nursing Home Revenue TOB VRDO	0.280%	8/6/20	2,300	2,300
	Jefferson Township NJ BAN GO	2.000%	6/18/21	4,279	4,323
	Monmouth County Improvement Authority Miscellaneous Revenue	5.000%	12/1/20	2,575	2,616
	Monmouth County NJ GO	5.000%	7/15/21	4,855	5,081
	Morris County NJ GO	1.000%	2/1/21	1,921	1,929
	Morris County NJ GO	2.000%	2/1/22	1,940	1,994
	Morris County NJ GO	3.000%	2/1/22	2,205	2,300
	Morris County NJ GO	2.000%	2/1/23	1,945	2,025
	Morris County NJ GO	3.000%	2/1/24	3,055	3,333
	Morris County NJ GO	3.000%	2/1/25	1,490	1,657
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	3/1/21	145	148
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/21	5,965	6,177
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	9/1/21	260	266
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	3/1/22	1,010	1,070
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	3/1/22	70	74
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/22	2,700	2,884
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/22	3,050	3,258
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/22	6,470	6,912
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	7/1/22	4,395	4,620

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	9/1/22	7,370	7,526
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	3/1/23	8,885	9,715
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/23	70	77
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	3/1/24	500	544
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/24	1,500	1,696
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	3/1/25	780	846
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	3/1/26	1,170	1,245
	New Jersey Economic Development Authority Appropriations Revenue, ETM	5.000%	3/1/21	55	56
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	11/1/21	250	263
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	6/15/22	2,000	2,137
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	11/1/22	750	814
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	11/1/23	100	112
	New Jersey Economic Development Authority Miscellaneous Revenue	5.000%	3/1/22	250	265
	New Jersey Economic Development Authority Miscellaneous Revenue	5.000%	3/1/23	150	159
	New Jersey Economic Development Authority Tobacco & Liquor Taxes Revenue	5.000%	6/15/24	300	311
	New Jersey Economic Development Authority Tobacco & Liquor Taxes Revenue	5.000%	6/15/25	305	316
	New Jersey Educational Facilities Authority Appropriations Revenue	5.000%	6/15/23	115	127
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/21	265	273
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/21	1,000	1,044
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/22	3,065	3,200
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/24	135	161
[1]	New Jersey GO TRAN	4.000%	9/25/20	200,000	200,094
	New Jersey Health Care Facilities Financing Authority Appropriations Revenue	5.000%	10/1/20	700	703
	New Jersey Health Care Facilities Financing Authority Appropriations Revenue	5.000%	10/1/21	1,250	1,285
	New Jersey Health Care Facilities Financing Authority Appropriations Revenue	5.000%	10/1/22	1,500	1,615
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	1,265	1,364
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	1,640	1,832
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	2,500	2,884
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,375	1,631

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/24	10,000	11,641
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.250%	7/1/23	1,480	1,695
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	5.000%	12/1/21	4,050	4,257
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	5.000%	12/1/22	3,410	3,713
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	1.375%	11/1/21	2,430	2,454
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	1.350%	12/1/22	2,650	2,723
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	1.500%	5/1/23	3,085	3,154
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue (Garden Spires Project)	2.020%	8/1/21	5,555	5,555
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue (Georgia King Village Project) PUT	2.450%	10/1/20	3,750	3,761
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue (Riverside Senior Apartments Project) PUT	1.350%	6/1/22	1,625	1,648
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue PUT	1.500%	9/1/21	2,900	2,929
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue PUT	0.750%	6/1/22	3,000	3,017
	New Jersey Sports & Exposition Authority Appropriations Revenue	5.000%	9/1/20	625	627
	New Jersey Sports & Exposition Authority Appropriations Revenue	5.000%	9/1/21	2,000	2,097
	New Jersey Sports & Exposition Authority Appropriations Revenue	5.000%	9/1/22	3,250	3,489
	New Jersey Sports & Exposition Authority Appropriations Revenue	5.000%	9/1/23	5,555	6,144
	New Jersey Sports & Exposition Authority Appropriations Revenue	5.000%	9/1/24	140	159
[1,2]	New Jersey State Transportation Trust Fund Authority Transit Revenue TOB VRDO	0.510%	8/6/20	10,494	10,494
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/21	5,080	5,241
[7]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.500%	12/15/21	170	181
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/22	8,340	8,906
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	12/15/22	3,750	4,108
[10]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	12/15/22	5,445	5,964
[4]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	12/15/22	1,220	1,345
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.500%	12/15/22	2,105	2,318

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.500%	12/15/22	4,200	4,656
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/23	660	728
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/23	8,250	9,102
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/23	605	678
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/23	2,125	2,381
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	12/15/23	1,610	1,817
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/24	1,960	2,222
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/24	125	114
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/24	5,190	5,946
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/24	4,415	5,058
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	6/15/25	305	314
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/25	850	992
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/26	8,000	9,472
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/21	300	311
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/22	400	427
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/24	250	272
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/25	190	208
[3]	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program) FR PUT, SIFMA Municipal Swap Index Yield + 1.200%	1.360%	12/15/21	8,500	8,497
	New Jersey Transportation Trust Fund Authority Appropriations Revenue, Prere.	5.000%	6/15/21	250	260
[7]	New Jersey Transportation Trust Fund Authority Miscellaneous Revenue	5.750%	6/15/23	4,000	4,516
[10]	New Jersey Transportation Trust Fund Authority Transit Revenue	5.250%	12/15/21	7,850	8,316
[10]	New Jersey Transportation Trust Fund Authority Transit Revenue	5.500%	12/15/21	2,500	2,657
[4]	New Jersey Transportation Trust Fund Authority Transit Revenue	5.250%	12/15/23	4,310	4,918
[3]	New Jersey Turnpike Authority Highway Revenue FR PUT, 70% of 1M USD LIBOR + 0.460%	0.580%	1/1/21	22,065	22,055
[3]	New Jersey Turnpike Authority Highway Revenue FR, 70% of 1M USD LIBOR + 0.340%, ETM	0.460%	1/1/21	2,500	2,498
[3]	New Jersey Turnpike Authority Highway Revenue FR, 70% of 1M USD LIBOR + 0.480%	0.600%	1/1/22	3,495	3,485

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	New Jersey Turnpike Authority Highway Revenue FR, 70% of 1M USD LIBOR + 0.480%	0.600%	1/1/22	4,535	4,521
[1,5]	New Jersey Turnpike Authority Highway Revenue TOB VRDO	0.190%	8/6/20	6,700	6,700
[1]	New Jersey Turnpike Authority Highway Revenue TOB VRDO	0.360%	8/6/20	8,335	8,335
[1]	New Jersey Turnpike Authority Highway Revenue TOB VRDO	0.410%	8/6/20	5,745	5,745
	New Jersey Turnpike Authority Highway Revenue, Prere.	5.000%	7/1/22	160	175
	New Jersey Turnpike Authority Highway Revenue, Prere.	5.000%	7/1/22	50	55
[1,4]	New Jersey Turnpike Authority Revenue TOB VRDO	0.260%	8/6/20	3,250	3,250
	Passaic County NJ GO	1.000%	12/1/22	2,690	2,734
	Passaic County NJ GO	5.000%	4/1/23	1,000	1,125
	Passaic County NJ GO	4.000%	12/1/24	2,765	3,183
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/23	250	268
	South Jersey Transportation Authority Highway Revenue, Prere.	5.000%	11/1/22	1,135	1,255
	South Jersey Transportation Authority Highway Revenue, Prere.	5.000%	11/1/22	1,200	1,327
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/21	2,285	2,369
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/22	3,270	3,532
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/23	3,025	3,394
	Wood-Ridge Borough NJ GO BAN	1.750%	2/5/21	9,800	9,861
					594,203
New Mexico (0.8%)
	Albuquerque Municipal School District No. 12 GO	5.000%	8/1/20	1,850	1,850
	Albuquerque Municipal School District No. 12 GO	5.000%	8/1/21	1,200	1,257
	Albuquerque Municipal School District No. 12 GO	5.000%	8/1/23	1,750	1,990
	New Mexico (Capital Projects) GO	5.000%	3/1/21	7,500	7,708
	New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/22	3,750	4,082
	New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/23	3,335	3,788
	New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/24	65,000	76,772
	New Mexico Finance Authority Government Fund/Grant Revenue	5.000%	6/15/21	1,685	1,756
	New Mexico Finance Authority Government Fund/Grant Revenue	5.000%	12/15/22	3,395	3,455
	New Mexico Finance Authority Lease Revenue	5.000%	6/1/24	4,210	4,970
	New Mexico Finance Authority Lease Revenue	5.000%	6/1/25	1,615	1,976
	New Mexico Finance Authority Miscellaneous Taxes Revenue	5.000%	6/15/22	9,825	10,698
	New Mexico GO	5.000%	3/1/21	5,000	5,139
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/25	9,600	11,301
	New Mexico Municipal Energy Acquisition Authority Natural Gas Revenue	4.000%	5/1/22	1,660	1,755

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Mexico Municipal Energy Acquisition Authority Natural Gas Revenue	4.000%	11/1/22	1,000	1,073
	New Mexico Municipal Energy Acquisition Authority Natural Gas Revenue PUT	5.000%	5/1/25	2,475	2,938
	New Mexico Severance Tax Permanent Fund Miscellaneous Taxes Revenue	5.000%	7/1/21	7,925	8,274
	Santa Fe NM Health, Hospital, Nursing Home Revenue	2.250%	5/15/24	300	286
					151,068
New York (17.4%)
[8]	Albany County NY GO	5.000%	11/1/21	1,000	1,060
[8]	Albany County NY GO	5.000%	11/1/22	950	1,052
[8]	Albany County NY GO	5.000%	11/1/23	750	867
[8]	Albany County NY GO	5.000%	11/1/24	800	962
	Beacon NY BAN GO	1.750%	6/30/21	8,289	8,384
	Brookhaven Local Development Corp. Health, Hospital, Nursing Home Revenue (Jeffersons Ferry Project)	5.000%	11/1/20	650	654
	Brookhaven Local Development Corp. Health, Hospital, Nursing Home Revenue (Jeffersons Ferry Project)	5.000%	11/1/21	500	514
	Burnt Hills-Ballston Lake Central School District BAN GO	2.000%	6/24/21	12,193	12,367
	Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/21	125	128
	Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/22	165	174
	Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/23	150	162
	Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/24	330	365
	East Islip Union Free School District BAN GO	2.000%	7/1/21	19,552	19,836
	Ithaca New York City NY School District BAN GO	1.750%	7/16/21	14,000	14,177
	Liverpool Central School District BAN GO	2.000%	6/25/21	25,856	26,148
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/21	1,000	1,048
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/26	1,500	1,631
	Long Island Power Authority Electric Power & Light Revenue PUT	1.650%	9/1/24	25,000	25,086
	Metropolitan Transportation Authority Fuel Sales Tax Revenue BAN	5.000%	3/1/22	81,420	85,499
[3]	Metropolitan Transportation Authority Fuel Sales Tax Revenue FR PUT, SIFMA Municipal Swap Index Yield + 0.450%	0.610%	6/1/22	3,785	3,627
[1,4,5]	Metropolitan Transportation Authority NY Revenue TOB VRDO	0.200%	8/3/20	15,100	15,100
[1,4]	Metropolitan Transportation Authority NY Transit Revenue TOB VRDO	0.260%	8/6/20	20,000	20,000
[1,5]	Metropolitan Transportation Authority NY Transit Revenue TOB VRDO	0.230%	8/7/20	5,000	5,000
[1,4,5]	Metropolitan Transportation Authority NY Transit Revenue TOB VRDO	0.230%	8/7/20	5,775	5,775
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/20	500	506

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/23	855	900
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/24	505	553
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/24	620	679
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/24	4,080	4,467
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/24	925	1,013
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	925	1,031
	Metropolitan Transportation Authority Transit Revenue BAN	4.000%	9/1/20	25,295	25,325
	Metropolitan Transportation Authority Transit Revenue BAN	5.000%	9/1/20	4,825	4,834
	Metropolitan Transportation Authority Transit Revenue BAN	5.000%	5/15/21	18,500	18,852
	Metropolitan Transportation Authority Transit Revenue BAN	5.000%	5/15/21	41,250	42,034
	Metropolitan Transportation Authority Transit Revenue BAN	5.000%	5/15/21	5,000	5,095
	Metropolitan Transportation Authority Transit Revenue BAN	5.000%	9/1/21	51,800	53,141
	Metropolitan Transportation Authority Transit Revenue BAN	4.000%	2/1/22	4,000	4,074
	Metropolitan Transportation Authority Transit Revenue BAN	5.000%	5/15/22	62,375	64,916
	Metropolitan Transportation Authority Transit Revenue BAN	5.000%	11/15/22	21,665	22,782
[3]	Metropolitan Transportation Authority Transit Revenue FR PUT, 67% of 1M USD LIBOR + 0.650%	0.765%	7/1/21	23,945	23,430
[3]	Metropolitan Transportation Authority Transit Revenue FR PUT, 67% of 1M USD LIBOR + 0.650%	0.765%	7/1/21	4,415	4,320
[3,4]	Metropolitan Transportation Authority Transit Revenue FR PUT, 69% of 1M USD LIBOR + 0.300%	0.418%	4/1/21	43,375	42,832
[3,4]	Metropolitan Transportation Authority Transit Revenue FR PUT, 69% of 1M USD LIBOR + 0.680%	0.798%	4/6/21	350	346
[3]	Metropolitan Transportation Authority Transit Revenue FR PUT, SIFMA Municipal Swap Index Yield + 0.450%	0.610%	11/15/22	11,250	10,637
[3]	Metropolitan Transportation Authority Transit Revenue FR PUT, SIFMA Municipal Swap Index Yield + 0.500%	0.660%	3/1/22	14,750	14,208
	Metropolitan Transportation Authority Transit Revenue PUT	4.000%	11/15/20	3,205	3,206
	Metropolitan Transportation Authority Transit Revenue PUT	5.000%	11/15/20	50,050	50,246
	Metropolitan Transportation Authority Transit Revenue PUT	5.000%	5/15/24	10,000	10,832
	Metropolitan Transportation Authority Transit Revenue PUT	5.000%	11/15/24	17,000	18,592
[1,4]	Metropolitan Transportation Authority Transit Revenue TOB VRDO	0.190%	8/6/20	7,500	7,500
[5]	Metropolitan Transportation Authority Transit Revenue VRDO	0.170%	8/6/20	14,200	14,200
[5]	Metropolitan Transportation Authority Transit Revenue VRDO	0.170%	8/6/20	26,531	26,532

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Metropolitan Transportation Authority Transit Revenue VRDO	0.170%	8/6/20	25,455	25,455
[5]	Metropolitan Transportation Authority Transit Revenue VRDO	0.180%	8/6/20	15,185	15,185
	Monroe County Industrial Development Corp. Lease (Appropriation) Revenue	5.000%	5/1/22	250	270
	Monroe County Industrial Development Corp. Lease (Appropriation) Revenue	5.000%	5/1/24	450	527
	Monroe County Industrial Development Corp. Lease (Appropriation) Revenue	5.000%	5/1/25	500	605
[8]	Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	5.000%	7/1/24	1,550	1,830
[8]	Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	5.000%	7/1/25	450	550
[4]	Nassau County NY GO	5.000%	7/1/21	430	449
	Nassau County NY GO	5.000%	1/1/22	125	133
[4]	Nassau County NY GO	5.000%	7/1/23	2,000	2,263
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	1.900%	5/1/21	2,685	2,686
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	1.700%	7/1/21	5,850	5,858
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.200%	11/1/21	3,660	3,674
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.350%	7/1/22	17,250	17,428
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.350%	7/1/22	3,815	3,854
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	2.000%	12/31/21	8,500	8,504
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	1.750%	7/3/23	14,230	14,421
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	2.100%	7/3/23	1,750	1,786
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	2.750%	12/29/23	42,750	44,826
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	2.750%	12/29/23	4,450	4,666
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	1.100%	5/1/24	13,895	14,008
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	1.125%	11/1/24	6,250	6,303
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	0.160%	8/5/20	24,715	24,715
[1,5]	New York City NY GO TOB VRDO	0.190%	8/3/20	13,700	13,700
[1]	New York City NY Municipal Water Finance Authority Water & Sewer System Water Revenue TOB VRDO	0.190%	8/6/20	6,440	6,440
[1]	New York City NY Municipal Water Finance Authority Water & Sewer System Water Revenue TOB VRDO	0.190%	8/6/20	4,500	4,500
[1,5]	New York City NY Transitional Finance Authority Future Tax Revenue TOB VRDO	0.190%	8/6/20	15,000	15,000
[1]	New York City NY Transitional Finance Authority Future Tax Secured Income Tax Revenue TOB VRDO	0.200%	8/6/20	1,050	1,050
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/23	500	546
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/20	6,825	6,905

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/22	800	858
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/22	1,680	1,841
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/22	15,600	17,097
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/22	28,620	31,367
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/22	100	111
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/22	265	293
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/22	5,000	5,296
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/23	28,715	32,456
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/24	200	238
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/24	150	169
[1]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue TOB VRDO	0.180%	8/6/20	45,450	45,450
[1]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue TOB VRDO	0.190%	8/6/20	8,000	8,000
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	0.140%	8/3/20	25,120	25,120
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	0.140%	8/3/20	69,660	69,660
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	0.140%	8/3/20	21,000	21,000
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	0.170%	8/3/20	32,300	32,300
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	0.180%	8/3/20	9,400	9,400
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	0.180%	8/3/20	1,200	1,200
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	0.140%	8/5/20	12,500	12,500
[4]	New York City Transitional Finance Authority Future Tax Secured Sales Tax Revenue	0.650%	11/1/27	21,500	21,500
[4]	New York City Transitional Finance Authority Future Tax Secured Sales Tax Revenue	0.740%	11/1/27	69,925	69,925
	New York City Water & Sewer System Water Revenue	5.000%	6/15/23	500	570
	New York City Water & Sewer System Water Revenue VRDO	0.140%	8/3/20	10,025	10,025
	New York City Water & Sewer System Water Revenue VRDO	0.150%	8/3/20	10,795	10,795
	New York City Water & Sewer System Water Revenue VRDO	0.150%	8/3/20	8,235	8,235
	New York City Water & Sewer System Water Revenue VRDO	0.150%	8/3/20	10,500	10,500

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York City Water & Sewer System Water Revenue VRDO	0.170%	8/5/20	47,200	47,200
	New York City Water & Sewer System Water Revenue VRDO	0.140%	8/6/20	42,525	42,525
[1]	New York Liberty Development Corp. Port, Airport & Marina Revenue TOB VRDO	0.210%	8/6/20	37,805	37,805
[1,5]	New York Metropolitan Transportation Authority Revenue TOB VRDO	0.210%	8/6/20	10,000	10,000
[1]	New York Metropolitan Transportation Authority Transit Revenue TOB VRDO	0.360%	8/6/20	13,955	13,955
	New York NY GO	5.000%	8/1/20	8,410	8,410
	New York NY GO	5.000%	8/1/20	12,500	12,500
[4]	New York NY GO	0.760%	8/3/20	3,850	3,850
[4]	New York NY GO	0.680%	8/4/20	12,525	12,525
[4]	New York NY GO	0.740%	8/4/20	35,225	35,225
[4]	New York NY GO	0.630%	8/5/20	35,400	35,400
[6]	New York NY GO	0.630%	8/6/20	8,200	8,200
[4]	New York NY GO	0.740%	8/6/20	17,875	17,875
[4]	New York NY GO	0.790%	8/7/20	13,500	13,500
	New York NY GO	4.000%	1/1/21	1,500	1,523
	New York NY GO	4.000%	8/1/21	3,050	3,165
	New York NY GO	5.000%	8/1/21	12,180	12,761
	New York NY GO	5.000%	8/1/21	1,095	1,147
	New York NY GO	5.000%	8/1/21	13,965	14,632
	New York NY GO	5.000%	8/1/21	1,010	1,058
	New York NY GO	5.000%	8/1/21	5,700	5,972
	New York NY GO	5.000%	8/1/21	31,040	32,522
[6]	New York NY GO	0.790%	10/1/21	34,650	34,650
	New York NY GO	5.000%	4/1/22	1,990	2,147
	New York NY GO	5.000%	8/1/22	200	219
	New York NY GO	5.000%	8/1/22	100	110
	New York NY GO	5.000%	8/1/22	3,250	3,558
	New York NY GO	5.000%	8/1/22	18,500	20,253
	New York NY GO	5.000%	8/1/22	5,365	5,618
	New York NY GO	5.000%	8/1/22	39,950	43,735
	New York NY GO	5.000%	8/1/22	3,000	3,284
	New York NY GO	5.000%	8/1/22	30,150	33,006
	New York NY GO	5.000%	8/1/22	9,310	10,192
	New York NY GO	5.000%	8/1/22	13,085	14,325
	New York NY GO	4.000%	12/1/22	1,650	1,794
	New York NY GO	5.000%	8/1/23	800	913
	New York NY GO	5.000%	8/1/23	65	74
	New York NY GO	5.000%	8/1/23	1,725	1,969
	New York NY GO	5.000%	8/1/23	3,000	3,424
	New York NY GO	5.000%	8/1/23	1,515	1,586
	New York NY GO	5.000%	8/1/23	4,800	5,248
	New York NY GO	5.000%	8/1/23	1,635	1,866
	New York NY GO	5.000%	8/1/23	350	400
	New York NY GO	5.000%	8/1/23	420	479
	New York NY GO	5.000%	8/1/23	350	400
	New York NY GO	5.000%	6/1/24	145	171
	New York NY GO	4.000%	8/1/24	100	115
	New York NY GO	5.000%	8/1/24	550	627
	New York NY GO	5.000%	8/1/24	350	415
	New York NY GO	5.000%	8/1/24	420	498
	New York NY GO	5.000%	8/1/24	3,550	4,210
	New York NY GO	5.000%	8/1/24	240	285
	New York NY GO	5.000%	8/1/24	150	178
	New York NY GO	5.000%	4/1/25	4,300	4,630

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York NY GO	5.000%	8/1/25	435	534
	New York NY GO	5.000%	8/1/26	1,050	1,325
	New York NY GO VRDO	0.140%	8/3/20	27,500	27,500
	New York NY GO VRDO	0.140%	8/3/20	26,950	26,950
	New York NY GO VRDO	0.160%	8/3/20	11,220	11,220
	New York NY GO VRDO	0.410%	8/3/20	11,000	11,000
[5]	New York NY GO VRDO	0.140%	8/6/20	36,640	36,640
	New York NY GO, Prere.	5.000%	8/1/21	485	508
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/20	1,125	1,134
[5]	New York State Dormitory Authority College & University Revenue VRDO	0.180%	8/6/20	23,405	23,405
[8]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/24	360	416
[8]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/24	385	453
[8]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/26	350	430
[8]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	415	517
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/21	10,130	10,389
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/21	8,140	8,348
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/21	63,405	65,028
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/21	12,805	13,135
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/31/21	69,000	71,201
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/22	570	611
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/22	50,000	53,634
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/22	5,000	5,383
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/22	8,500	9,151
	New York State Dormitory Authority Income Tax Revenue	5.000%	12/15/22	5,445	6,059
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/23	2,840	3,047
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/23	4,750	5,322
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/23	100	112
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/23	100	112
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/23	39,010	43,857
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/23	2,000	2,154
	New York State Dormitory Authority Income Tax Revenue	5.000%	8/15/23	110	115
	New York State Dormitory Authority Income Tax Revenue	5.000%	12/15/23	290	323
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/24	200	233
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/24	250	279

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/24	285	333
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/24	6,000	7,022
	New York State Dormitory Authority Income Tax Revenue	5.000%	12/15/24	625	694
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/25	1,000	1,209
	New York State Dormitory Authority Income Tax Revenue VRDO	0.150%	8/6/20	66,050	66,050
	New York State Dormitory Authority Lease (Non-Terminable) Revenue	5.000%	10/1/24	380	446
[4]	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School Districts Financing Program)	5.000%	10/1/23	1,015	1,118
[4]	New York State Dormitory Authority Lease Revenue	5.000%	10/1/23	2,000	2,296
[4]	New York State Dormitory Authority Lease Revenue (School Districts Revenue Financing Program)	5.000%	10/1/21	1,850	1,946
[4]	New York State Dormitory Authority Lease Revenue (School Districts Revenue Financing Program)	5.000%	10/1/22	1,305	1,442
[4]	New York State Dormitory Authority Lease Revenue (School Districts Revenue Financing Program)	5.000%	10/1/23	1,350	1,550
[4]	New York State Dormitory Authority Lease Revenue (School Districts Revenue Financing Program)	5.000%	10/1/24	1,250	1,488
[4]	New York State Dormitory Authority Lease Revenue (School Districts Revenue Financing Program)	5.000%	10/1/25	900	1,105
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/21	50,000	51,481
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/22	100	108
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/22	50,015	53,847
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/24	390	439
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/25	125	152
[1]	New York State Dormitory Authority Sales Tax Revenue TOB VRDO	0.180%	8/6/20	11,200	11,200
[1]	New York State Dormitory Authority Sales Tax Revenue TOB VRDO	0.190%	8/6/20	10,000	10,000
	New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	3/15/23	115	130
	New York State Environmental Facilities Corp. Water Revenue	4.000%	6/15/23	2,000	2,219
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	1.500%	5/1/21	2,950	2,972
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	1.500%	5/1/21	3,570	3,596
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.000%	5/1/21	2,510	2,538
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.000%	5/1/21	1,755	1,774
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.000%	5/1/21	1,300	1,301
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	1.650%	11/1/21	8,500	8,620

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York State Housing Finance Agency Local or Guaranteed Housing Revenue	1.950%	5/1/22	4,000	4,014
New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.300%	5/1/22	4,650	4,702
New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.500%	5/1/22	4,220	4,224
New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.650%	5/1/22	6,865	7,117
New York State Housing Finance Agency Local or Guaranteed Housing Revenue	1.375%	11/1/22	1,875	1,888
New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.550%	11/1/22	3,040	3,169
New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.750%	11/1/22	8,565	8,600
New York State Housing Finance Agency Local or Guaranteed Housing Revenue	1.450%	5/1/23	7,500	7,580
New York State Housing Finance Agency Local or Guaranteed Housing Revenue	1.450%	5/1/23	3,000	3,028
New York State Housing Finance Agency Local or Guaranteed Housing Revenue	1.450%	5/1/23	1,150	1,157
New York State Housing Finance Agency Local or Guaranteed Housing Revenue	1.625%	5/1/23	3,650	3,673
New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.050%	5/1/23	4,200	4,222
New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.100%	5/1/23	1,000	1,001
New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.650%	5/1/23	8,615	9,085
New York State Housing Finance Agency Local or Guaranteed Housing Revenue	1.500%	11/1/23	1,250	1,261
New York State Housing Finance Agency Local or Guaranteed Housing Revenue	1.550%	11/1/23	30,255	30,477
New York State Housing Finance Agency Local or Guaranteed Housing Revenue	1.550%	11/1/23	15,460	15,520
New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.125%	11/1/23	1,250	1,269
New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.700%	11/1/23	5,815	6,182
New York State Housing Finance Agency Local or Guaranteed Housing Revenue	1.550%	5/1/24	2,250	2,288
New York State Housing Finance Agency Local or Guaranteed Housing Revenue	0.850%	11/1/24	2,000	2,001
New York State Housing Finance Agency Local or Guaranteed Housing Revenue	1.600%	11/1/24	16,690	16,852
New York State Housing Finance Agency Local or Guaranteed Housing Revenue	0.950%	5/1/25	1,625	1,627
New York State Housing Finance Agency Local or Guaranteed Housing Revenue	1.100%	5/1/26	1,750	1,753
New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	1.875%	11/1/21	3,820	3,822
New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	0.160%	8/5/20	21,000	21,000
New York State Thruway Authority Highway Revenue	5.000%	1/1/23	565	624
New York State Thruway Authority Highway Revenue	5.000%	1/1/23	490	523
New York State Thruway Authority Highway Revenue, Prere.	5.000%	1/1/22	100	107
New York State Thruway Authority Income Tax Revenue	5.000%	3/15/22	4,335	4,462

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	New York State Thruway Authority Personal Income Tax Income Tax Revenue TOB VRDO	0.200%	8/6/20	9,000	9,000
[5]	New York State Urban Development Corp. Appropriations Revenue VRDO	0.150%	8/6/20	4,000	4,000
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/21	12,860	13,241
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/21	19,195	19,764
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/22	3,220	3,467
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/22	4,500	4,845
[7]	New York State Urban Development Corp. Income Tax Revenue	5.500%	3/15/22	1,500	1,627
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/23	120	135
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/23	1,000	1,123
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/23	1,125	1,264
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/24	750	876
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/24	400	467
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/24	620	724
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/24	5,000	5,840
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/25	5,000	6,053
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/26	6,000	7,474
[1]	New York State Urban Development Corp. Income Tax Revenue TOB VRDO	0.180%	8/6/20	7,455	7,455
	New York State Urban Development Corp. Income Tax Revenue VRDO	0.160%	8/6/20	6,060	6,060
[1]	Nuveen New York AMT-Free Quality Municipal Income Fund VRDO	0.190%	8/6/20	43,800	43,800
[2,8]	Oyster Bay NY GO	4.000%	11/1/23	1,000	1,115
	Schenectady NY BAN GO	2.000%	5/7/21	4,805	4,842
	South Glens Falls Central School District BAN GO	2.000%	7/23/21	33,520	34,033
[2]	Suffolk County NY GO	5.000%	4/1/21	2,565	2,642
[4]	Suffolk County NY GO	4.000%	10/15/21	2,035	2,121
[2]	Suffolk County NY GO	5.000%	4/1/22	3,005	3,230
[4]	Suffolk County NY GO	4.000%	10/15/22	6,680	7,194
[4]	Suffolk County NY GO	4.000%	10/15/23	4,555	5,011
[4]	Suffolk County NY GO	4.000%	2/1/24	4,315	4,771
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/23	1,015	1,119
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/24	750	826
[3]	Triborough Bridge & Tunnel Authority Highway Revenue FR PUT, 67% of 1M USD LIBOR + 0.500%	0.615%	11/15/21	5,485	5,477
[3]	Triborough Bridge & Tunnel Authority Highway Revenue FR PUT, 67% of SOFR + 0.500%	0.560%	10/1/20	9,000	8,998
[3]	Triborough Bridge & Tunnel Authority Highway Revenue FR PUT, SIFMA Municipal Swap Index Yield + 0.250%	0.410%	11/15/24	18,115	17,516

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Triborough Bridge & Tunnel Authority Highway Revenue, Prere.	5.500%	1/1/22	4,910	5,268
[1]	Triborough Bridge & Tunnel Authority New York Highway Revenue TOB VRDO	0.310%	8/6/20	5,560	5,560
[1]	Triborough Bridge & Tunnel Authority New York Highway Revenue TOB VRDO	0.310%	8/6/20	7,500	7,500
[1]	Triborough Bridge & Tunnel Authority New York Highway Revenue TOB VRDO	0.310%	8/6/20	4,500	4,500
[1]	Triborough Bridge & Tunnel Authority New York Revenue VRDO	0.310%	8/6/20	4,810	4,810
[3]	Triborough Bridge & Tunnel Authority Transit Revenue FR PUT, 67% of 1M USD LIBOR + 0.700%	0.815%	2/1/21	13,790	13,799
	Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/21	1,000	1,041
	Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/22	1,620	1,743
	Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/23	1,250	1,390
	Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/24	1,500	1,717
	Troy Capital Resource Corp. College & University Revenue	5.125%	9/1/40	8,195	8,223
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/21	4,435	4,582
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/21	1,500	1,536
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/22	1,875	2,011
	Utica NY BAN GO	2.000%	1/28/21	8,700	8,772
	Valley Stream Union Free School District No. 13 BAN GO	2.000%	9/4/20	7,500	7,511
	Vestal NY Central School District BAN GO	1.500%	7/29/21	5,825	5,889
	Webster NY BAN GO	1.750%	7/7/21	6,600	6,681
	Westchester County NY GO	5.000%	1/1/21	1,570	1,601
	Westchester County NY Healthcare Corp. Health, Hospital, Nursing Home Revenue	5.125%	11/1/20	850	858
					3,174,802
North Carolina (1.4%)
	Brunswick County NC GO	5.000%	8/1/24	1,970	2,345
	Brunswick NC Enterprise Systems Water Revenue	5.000%	4/1/24	225	264
	Brunswick NC Enterprise Systems Water Revenue	5.000%	4/1/25	200	243
	Buncombe County NC Lease (Appropriation) Revenue	5.000%	6/1/21	875	910
	Buncombe County NC Lease (Appropriation) Revenue	5.000%	6/1/22	300	327
	Buncombe County NC Lease (Appropriation) Revenue	5.000%	6/1/23	150	170
	Buncombe County NC Lease (Appropriation) Revenue	5.000%	6/1/24	140	165
	Cape Fear Public Utility Authority Water Revenue	5.000%	8/1/20	3,345	3,345
	Charlotte NC GO	5.000%	7/1/22	3,725	4,072
	Charlotte NC GO	5.000%	6/1/23	4,665	5,307
	Charlotte NC Water & Sewer System Water Revenue	5.000%	7/1/21	2,310	2,319
	Charlotte NC Water & Sewer System Water Revenue	5.000%	7/1/22	1,390	1,520

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Charlotte NC Water & Sewer System Water Revenue	5.000%	7/1/23	2,000	2,007
	Charlotte NC Water & Sewer System Water Revenue	5.000%	7/1/23	1,045	1,193
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	1/15/23	80	88
[3]	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue FR PUT, SIFMA Municipal Swap Index Yield + 0.450%	0.610%	12/1/21	21,000	20,964
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	3/1/22	13,000	13,921
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue VRDO	0.170%	8/3/20	9,030	9,030
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	1/15/23	420	468
	Columbus County Industrial Facilities & Pollution Control Financing Authority Industrial Revenue PUT	2.000%	10/1/24	825	855
	Columbus County Industrial Facilities & Pollution Control Financing Authority Industrial Revenue PUT	2.000%	10/1/24	850	881
	East Carolina University College & University Revenue	5.000%	10/1/20	3,660	3,687
	Fayetteville Metropolitan Housing Authority Local or Guaranteed Housing Revenue (Cross Creek Pointe Project) PUT	1.950%	1/1/21	2,965	2,982
	Fayetteville NC Public Works Commission Multiple Utility Revenue	5.000%	3/1/21	1,000	1,028
	Greensboro NC Combined Water & Sewer System Water Revenue	5.250%	6/1/21	4,370	4,556
	Guilford County NC GO	5.000%	2/1/21	1,200	1,229
	Henderson County NC Lease (Appropriation) Revenue	4.000%	6/1/22	300	321
	Henderson County NC Lease (Appropriation) Revenue	4.000%	6/1/23	375	413
	Henderson County NC Lease (Appropriation) Revenue	4.000%	6/1/24	445	506
	Henderson County NC Lease (Appropriation) Revenue	4.000%	6/1/25	350	408
	Mecklenburg County NC GO	5.000%	3/1/22	1,000	1,077
	New Hanover County NC Health, Hospital, Nursing Home Revenue	5.000%	10/1/20	1,000	1,007
	New Hanover County NC Health, Hospital, Nursing Home Revenue	5.000%	10/1/21	1,000	1,047
	North Carolina Appropriations Revenue	5.000%	5/1/22	5,380	5,838
	North Carolina Appropriations Revenue	5.000%	5/1/23	15,145	17,127
[1]	North Carolina Capital Facilities Finance Agency College & University Revenue TOB VRDO	0.190%	8/6/20	2,280	2,280
	North Carolina Capital Facilities Finance Agency Resource Recovery Revenue PUT	0.400%	9/1/20	10,575	10,575
	North Carolina GO	5.000%	6/1/21	1,000	1,040
	North Carolina GO	4.000%	5/1/22	10,000	10,677
	North Carolina GO	4.000%	6/1/22	3,330	3,566
	North Carolina GO	5.000%	6/1/23	1,500	1,706
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/21	4,250	4,366

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/22	3,770	4,051
	North Carolina Medical Care Commission GO	5.000%	6/1/21	17,915	18,639
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	10/1/20	670	671
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	10/1/20	310	311
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	10/1/21	275	282
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	10/1/22	350	365
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	365	399
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue (Salem Towne Project)	3.550%	10/1/24	100	100
[3]	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue FR PUT, SIFMA Municipal Swap Index Yield + 0.350%	0.510%	2/27/21	10,995	10,995
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue PUT	2.200%	12/1/22	20,250	20,562
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/22	295	321
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/21	700	713
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/22	500	532
	Raleigh NC GO	5.000%	9/1/22	2,000	2,202
	Sanford NC Utility Systems Water Revenue	5.000%	6/1/21	445	463
	Sanford NC Utility Systems Water Revenue	5.000%	6/1/22	300	326
	Sanford NC Utility Systems Water Revenue	5.000%	6/1/23	250	283
	Union County NC Enterprise System Water Revenue	5.000%	6/1/21	765	796
	Union County NC Enterprise System Water Revenue	5.000%	6/1/22	565	615
	Union County NJ GO	5.000%	9/1/20	1,430	1,435
	Union County NJ GO	5.000%	9/1/21	1,200	1,263
[3]	University of North Carolina at Chapel Hill College & University Revenue FR PUT, 67% of 1M USD LIBOR + 0.350%	0.465%	12/1/21	5,100	5,086
	Wake County NC Appropriations Revenue	5.000%	9/1/22	4,250	4,674
	Wake County NC Appropriations Revenue	5.000%	9/1/23	6,000	6,879
	Wake County NC GO	5.000%	3/1/21	2,395	2,462
	Wake County NC GO	5.000%	3/1/21	1,645	1,691
	Wake County NC GO	5.000%	3/1/21	2,385	2,452
	Wake County NC GO	5.000%	4/1/21	2,400	2,477
	Wake County NC GO	5.000%	9/1/21	1,505	1,584
	Wake County NC GO	5.000%	3/1/22	8,800	9,477
	Wake County NC GO	5.000%	3/1/23	5,000	5,626
	Winston-Salem NC Water & Sewer System Water Revenue	5.000%	6/1/22	200	218
	Winston-Salem NC Water & Sewer System Water Revenue	5.000%	6/1/23	1,000	1,138
	Winston-Salem NC Water & Sewer System Water Revenue	5.000%	6/1/24	1,500	1,777
					256,695
North Dakota (0.1%)

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/20	750	759
	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/21	1,000	1,047
[3]	North Dakota Housing Finance Agency Local or Guaranteed Housing Revenue (Housing Finance Program) FR PUT, SIFMA Municipal Swap Index Yield + 0.400%	0.560%	2/1/22	10,000	9,984
[1]	North Dakota Public Finance Authority Appropriations Revenue TOB VRDO	0.260%	8/6/20	5,095	5,095
	West Fargo ND GO	4.000%	5/1/21	225	231
	West Fargo ND GO	4.000%	5/1/22	400	426
	West Fargo ND GO	4.000%	5/1/24	465	524
					18,066
Ohio (4.0%)
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/20	1,460	1,476
[5]	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue VRDO	0.150%	8/6/20	47,700	47,700
	Akron OH Income Tax Revenue	4.000%	12/1/22	355	386
	Akron OH Income Tax Revenue	4.000%	12/1/23	360	404
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	8/1/21	2,605	2,714
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	12/1/21	300	317
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	8/1/22	3,750	4,057
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	12/1/22	400	439
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	550	626
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	1,160	1,363
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue PUT	5.000%	5/5/22	14,190	15,217
[1]	Allen County OH Hospital Facilities Revenue TOB VRDO	0.290%	8/6/20	3,750	3,750
	American Municipal Power Inc. Electric Power & Light Revenue	5.000%	2/15/23	7,970	8,916
	American Municipal Power Inc. Electric Power & Light Revenue	5.000%	2/15/24	6,350	7,381
	American Municipal Power Inc. Electric Power & Light Revenue (Combination Hydroelectric Projects) PUT	2.250%	8/15/21	8,000	8,055
	American Municipal Power Inc. Electric Power & Light Revenue PUT	2.300%	2/15/22	26,050	26,443
	Bluffton OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/21	750	791
	Bluffton OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/22	750	821
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue, Prere.	6.250%	6/1/22	46,305	51,415
	Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/21	1,100	1,157
	Centerville OH Health, Hospital, Nursing Home Revenue	5.000%	11/1/20	275	276
	Centerville OH Health, Hospital, Nursing Home Revenue	5.000%	11/1/21	285	290

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Chillicothe OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/21	925	975
[4]	Cleveland Department of Public Utilities Division of Public Power Electric Power & Light Revenue	5.000%	11/15/22	1,675	1,854
[4]	Cleveland Department of Public Utilities Division of Public Power Electric Power & Light Revenue, ETM	5.000%	11/15/22	310	344
	Cleveland Department of Public Utilities Division of Water Revenue	5.000%	1/1/21	9,025	9,204
	Cleveland Department of Public Utilities Division of Water Revenue	5.000%	1/1/22	8,760	9,359
	Cleveland OH GO	2.000%	12/1/21	300	307
	Cleveland OH GO	4.000%	12/1/21	375	393
	Cleveland OH GO	2.000%	12/1/22	300	312
	Cleveland OH GO	4.000%	12/1/22	350	380
	Cleveland OH GO	5.000%	12/1/22	735	814
	Cleveland OH GO	3.000%	12/1/23	355	386
	Cleveland OH GO	4.000%	12/1/23	500	560
	Cleveland OH GO	3.000%	12/1/24	445	492
	Cleveland OH GO	3.000%	12/1/25	185	208
	Columbus OH GO	5.000%	4/1/21	1,660	1,713
	Columbus OH GO	5.000%	7/1/21	350	366
	Columbus OH GO	5.000%	2/15/22	2,500	2,686
	Columbus OH GO	5.000%	4/1/22	1,375	1,486
	Columbus OH GO	5.000%	4/1/23	1,400	1,578
	Columbus OH GO	5.000%	4/1/24	800	939
	Confluence Community Authority Lease (Appropriation) Revenue (Stadium & Sports Project)	4.000%	5/1/22	240	255
	Confluence Community Authority Lease (Appropriation) Revenue (Stadium & Sports Project)	4.000%	5/1/23	455	500
	Confluence Community Authority Lease (Appropriation) Revenue (Stadium & Sports Project)	4.000%	5/1/24	470	532
	Confluence Community Authority Lease (Appropriation) Revenue (Stadium & Sports Project)	5.000%	5/1/25	250	302
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/24	625	696
[1]	Cuyahoga OH COP TOB VRDO	0.280%	8/7/20	4,155	4,155
	Franklin County OH GO	5.000%	6/1/21	1,805	1,878
[3]	Franklin County OH Health, Hospital, Nursing Home Revenue FR PUT, SIFMA Municipal Swap Index Yield + 0.430%	0.590%	11/15/21	7,500	7,486
	Franklin County OH Health, Hospital, Nursing Home Revenue VRDO	0.150%	8/5/20	9,050	9,050
	Franklin County OH Health, Hospital, Nursing Home Revenue VRDO	0.200%	8/6/20	32,595	32,595
	Grandview Heights City School District GO	4.000%	12/1/20	1,170	1,185
	Grandview Heights City School District GO	4.000%	12/1/21	520	547
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/23	175	198
[1]	Hamilton County OH Hospital Facilities Health, Hospital, Nursing Home Revenue TOB VRDO	0.260%	8/6/20	11,395	11,395
	Hamilton County OH Sewer System Sewer Revenue	5.000%	12/1/23	6,150	7,126
[2,8]	Hillsdale Local School District COP	4.000%	12/1/20	1,275	1,290
[2,8]	Hillsdale Local School District COP	4.000%	12/1/21	1,000	1,047
[2,8]	Hillsdale Local School District COP	4.000%	12/1/23	675	751

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2,8]	Hillsdale Local School District COP	4.000%	12/1/24	625	714
[1]	JobsOhio Beverage System Statewide Liquor ProfitsMiscellaneous Revenue TOB VRDO	0.260%	8/6/20	47,000	47,000
[1]	Kettering Health Network Obligated Group Health, Hospital, Nursing Home Revenue TOB VRDO	0.360%	8/6/20	11,160	11,160
	Lake County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/24	100	116
	Lancaster Port Authority Natural Gas Revenue PUT	5.000%	2/1/25	455	535
	Lucas County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/21	310	324
[1]	Miami University of Ohio General Receipts Revenue TOB VRDO	0.190%	8/6/20	3,785	3,785
	Miami University OH College & University Revenue	5.000%	9/1/25	300	369
[8]	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/21	125	129
[8]	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/22	150	160
[8]	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/23	150	165
[8]	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/24	150	169
[8]	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/25	150	173
[8]	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/25	175	194
[8]	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	200	246
[2]	Midview Local School District COP	4.000%	11/1/22	615	661
[2]	Midview Local School District COP	4.000%	11/1/23	1,160	1,284
[2]	Midview Local School District COP	4.000%	11/1/24	1,205	1,370
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	1,000	1,135
	Ohio (Conservation Projects) GO	3.000%	3/1/24	3,085	3,396
	Ohio Department of Administration COP	5.000%	9/1/20	200	201
	Ohio Department of Administration COP	5.000%	9/1/21	420	442
	Ohio Department of Administration COP	5.000%	3/1/22	250	269
	Ohio Department of Administration COP	5.000%	9/1/22	500	549
	Ohio Department of Administration COP	5.000%	9/1/23	500	572
	Ohio Department of Administration COP	5.000%	3/1/25	300	361
	Ohio Department of Administration COP	5.000%	3/1/26	210	260
	Ohio GO	5.000%	2/1/21	2,250	2,304
	Ohio GO	5.000%	5/1/21	10,120	10,487
	Ohio GO	5.000%	5/1/21	1,130	1,171
	Ohio GO	5.000%	5/1/21	11,050	11,450
	Ohio GO	5.000%	9/15/21	1,300	1,371
	Ohio GO	5.000%	2/1/22	1,220	1,309
	Ohio GO	5.000%	5/1/22	10,525	11,416
	Ohio GO	5.000%	5/1/22	1,935	2,099
	Ohio GO	5.000%	6/15/22	9,810	10,699
	Ohio GO	5.000%	9/15/22	9,865	10,878
	Ohio GO	5.000%	12/15/22	7,970	8,884
	Ohio GO	5.000%	5/1/23	10,945	12,400
	Ohio GO	5.000%	5/1/23	2,035	2,305
	Ohio GO	5.000%	6/15/23	5,000	5,694
	Ohio GO	5.000%	6/15/23	10,660	12,140
	Ohio GO	5.000%	8/1/23	4,500	5,152
	Ohio GO	5.000%	5/1/24	2,135	2,519

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Ohio GO	5.000%	8/1/24	10,000	11,912
	Ohio GO	5.000%	8/1/24	23,115	27,535
	Ohio GO	5.000%	9/15/24	10,000	11,966
	Ohio GO	5.000%	8/1/25	6,155	7,596
	Ohio GO	5.000%	8/1/25	9,500	11,725
	Ohio GO	5.000%	9/15/25	3,500	4,337
	Ohio GO	5.000%	8/1/26	6,710	8,542
	Ohio GO	5.000%	9/15/26	5,000	6,389
[5]	Ohio GO VRDO	0.160%	8/5/20	3,160	3,160
	Ohio GO, ETM	5.000%	9/15/20	5,000	5,028
	Ohio GO, Prere.	5.000%	5/1/22	1,250	1,355
	Ohio GO, Prere.	5.000%	6/15/22	1,000	1,090
	Ohio Government Fund/Grant Revenue	5.000%	12/15/21	20,000	21,315
	Ohio Government Fund/Grant Revenue	5.000%	12/15/23	2,500	2,892
	Ohio Government Fund/Grant Revenue	5.000%	12/15/24	2,805	3,042
	Ohio Government Fund/Grant Revenue	5.000%	12/15/24	2,000	2,396
	Ohio Health, Hospital, Nursing Home Revenue PUT	5.000%	1/15/25	3,500	4,121
	Ohio Health, Hospital, Nursing Home Revenue VRDO	0.140%	8/3/20	29,900	29,900
	Ohio Health, Hospital, Nursing Home Revenue VRDO	0.160%	8/5/20	8,305	8,305
	Ohio Health, Hospital, Nursing Home Revenue VRDO VRDP	0.560%	8/3/20	13,000	13,000
	Ohio Health, Hospital, Nursing Home Revenue VRDO VRDP	0.560%	8/3/20	10,875	10,875
	Ohio Health, Hospital, Nursing Home Revenue VRDO VRDP	0.600%	8/3/20	13,250	13,250
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	5/1/23	390	436
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	5/1/24	490	568
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	5/1/25	415	496
	Ohio Higher Educational Facility Commission College & University Revenue (Denison University Project)	5.000%	11/1/20	1,500	1,517
	Ohio Higher Educational Facility Commission College & University Revenue (Denison University Project)	5.000%	11/1/21	1,045	1,104
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue PUT	1.750%	6/1/21	1,060	1,074
	Ohio Lease (Appropriation) Revenue	5.000%	12/1/20	1,125	1,143
	Ohio Lease (Appropriation) Revenue	5.000%	10/1/22	1,750	1,929
	Ohio Lease (Appropriation) Revenue	5.000%	10/1/23	1,250	1,434
	Ohio Lease (Appropriation) Revenue	5.000%	10/1/24	725	862
	Ohio Lease (Appropriation) Revenue (Building Funding Projects)	5.000%	10/1/21	2,755	2,909
	Ohio State University College & University Revenue	5.000%	12/1/20	1,250	1,270
	Ohio State University College & University Revenue	5.000%	12/1/21	1,400	1,490
	Ohio State University College & University Revenue	5.000%	12/1/22	1,110	1,234
	Ohio Turnpike & Infrastructure Commission Highway Revenue, Prere.	5.000%	2/15/23	155	174
[1]	Ohio Turnpike Commission Turnpike Highway Revenue TOB VRDO	0.360%	8/6/20	7,500	7,500
	Ohio Water Development Authority Lease Revenue	5.000%	12/1/21	2,975	3,168

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	6/1/23	1,670	1,899
Ohio Water Development Authority Water Revenue	5.250%	12/1/21	1,250	1,318
Ohio Water Development Authority Water Revenue	5.000%	6/1/22	1,950	2,124
Ohio Water Development Authority Water Revenue	5.000%	12/1/22	1,650	1,837
South-Western City School District GO	4.000%	12/1/22	1,390	1,513
University of Akron College & University Revenue	5.000%	1/1/23	700	772
University of Akron College & University Revenue	5.000%	1/1/24	535	611
Warren County OH Health, Hospital, Nursing Home Revenue	4.000%	7/1/22	625	653
Warren County OH Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	250	280
				736,401
Oklahoma (0.2%)
Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/20	1,170	1,173
Oklahoma City OK GO	4.000%	3/1/21	2,940	3,005
Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/21	520	540
Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/25	940	1,121
Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.000%	8/15/22	1,235	1,319
Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.000%	8/15/23	775	853
Oklahoma State University College & University Revenue	5.000%	9/1/24	185	220
Oklahoma State University College & University Revenue	5.000%	9/1/25	950	1,166
Oklahoma Water Resources Board Water Revenue (Clean Water Program)	5.000%	4/1/21	1,405	1,450
Tulsa Airports Improvement Trust Port, Airport & Marina Revenue	5.000%	6/1/21	975	1,010
Tulsa Airports Improvement Trust Port, Airport & Marina Revenue	5.000%	6/1/23	1,025	1,133
Tulsa County Independent School District No. 11 Owasso GO	4.000%	1/1/21	7,450	7,565
Tulsa County Independent School District No. 11 Owasso GO	4.000%	1/1/22	7,450	7,845
Tulsa County Industrial Authority Lease Revenue (Owasso Public School Project)	5.000%	9/1/20	1,500	1,505
Tulsa County Industrial Authority Lease Revenue (Owasso Public School Project)	5.000%	9/1/21	930	977
Tulsa County Industrial Authority Lease Revenue (Owasso Public School Project)	5.000%	9/1/22	1,050	1,148
Tulsa County Industrial Authority Lease Revenue (Owasso Public School Project)	5.000%	9/1/23	500	570
				32,600
Oregon (0.8%)
Clackamas County Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Rose Villa Project)	2.750%	11/15/25	375	378

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Hospital Facilities Authority of Multnomah County Oregon Health, Hospital, Nursing Home Revenue PUT	5.000%	3/1/25	5,600	6,433
	Jackson County School District No. 5 Ashland GO	4.000%	6/15/21	835	863
	Jackson County School District No. 5 Ashland GO	5.000%	6/15/22	650	708
	Jackson County School District No. 5 Ashland GO	5.000%	6/15/23	680	773
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/25	300	364
[1,4]	Medford OR Hospital Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.240%	8/6/20	3,750	3,750
	Multnomah County OR GO	5.000%	6/1/21	8,770	9,124
	Multnomah County OR GO	5.000%	6/1/22	9,205	10,025
	Ohio GO	5.000%	8/1/22	1,005	1,103
	Oregon (Article XI-M Seismic project) GO	5.000%	6/1/21	2,075	2,159
	Oregon (Article XI-Q State Project) GO	5.000%	5/1/22	1,525	1,655
	Oregon Department of Transportation Fuel Sales Tax Revenue	5.000%	11/15/21	6,020	6,397
[1]	Oregon Facilities Authority College & University Revenue TOB VRDO	0.190%	8/6/20	7,500	7,500
	Oregon GO	5.000%	8/1/20	3,300	3,300
	Oregon GO	5.000%	11/1/20	3,100	3,137
	Oregon GO	5.000%	5/1/21	2,065	2,140
	Oregon GO	5.000%	8/1/21	1,750	1,835
	Oregon GO	4.000%	11/1/21	3,610	3,785
	Oregon GO	5.000%	5/1/22	1,000	1,085
	Oregon GO	4.000%	11/1/22	1,245	1,354
	Oregon GO	5.000%	11/1/22	2,270	2,519
	Oregon GO	5.000%	5/1/23	1,365	1,548
	Oregon GO	5.000%	11/1/23	1,205	1,395
	Oregon GO	5.000%	11/1/23	1,500	1,737
	Oregon GO	5.000%	5/1/24	1,345	1,589
	Oregon GO, Prere.	5.000%	5/1/21	4,105	4,253
	Oregon Health & Science University College & University Revenue PUT	5.000%	2/1/23	25,950	27,983
	Oregon Health & Science University College & University Revenue PUT	5.000%	2/1/25	16,985	19,459
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	200	230
	Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/21	500	520
	Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/22	460	499
	Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/23	275	310
[11]	Salem-Keizer School District No. 24J GO, 5.000% coupon rate effective 6/15/2021	0.000%	6/15/22	230	240
[11]	Salem-Keizer School District No. 24J GO, 5.000% coupon rate effective 6/15/2021	0.000%	6/15/23	200	217
[11]	Salem-Keizer School District No. 24J GO, 5.000% coupon rate effective 6/15/2021	0.000%	6/15/25	275	322
[1]	University of Oregon General College & University Revenue TOB VRDO	0.190%	8/6/20	15,000	15,000
[7]	Washington & Clackamas Counties School District No. 23J Tigard-Tualatin GO	5.000%	6/15/21	4,000	4,168
					149,857

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Pennsylvania (5.0%)
	Allegheny County Higher Education Building Authority College & University Revenue	3.000%	10/15/22	385	385
	Allegheny County Higher Education Building Authority College & University Revenue	5.000%	9/1/23	685	714
	Allegheny County Higher Education Building Authority College & University Revenue	5.000%	9/1/24	500	520
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/22	1,750	1,869
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	3.000%	7/15/22	1,500	1,565
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/22	2,000	2,164
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/23	1,875	2,082
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/23	3,335	3,746
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/24	50	58
[3]	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue FR, 67% of 3M USD LIBOR + 0.720%	1.180%	2/1/21	1,545	1,543
[1,3,5]	Allegheny County PA Hospital Development Authority Revenue (University of Pittsburgh Medical Center) FR PUT TOB, SIFMA Municipal Swap Index Yield + 0.170%	0.330%	9/1/20	10,000	10,000
[4]	Allegheny County Sanitary Authority Sewer Revenue	5.000%	12/1/25	125	156
	Allentown City School District GO TRAN	2.375%	3/31/21	1,700	1,700
[1]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.000%	5/1/22	1,020	1,057
[4]	Altoona PA Sewer GO	5.000%	12/1/20	300	304
[4]	Altoona PA Sewer GO	5.000%	12/1/21	230	244
[4]	Altoona PA Sewer GO	5.000%	12/1/22	200	221
[4]	Altoona PA Sewer GO	5.000%	12/1/23	300	344
[2]	Armstrong School District GO	3.000%	3/15/22	300	312
[2]	Armstrong School District GO	3.000%	3/15/23	400	426
[2]	Armstrong School District GO	3.000%	3/15/24	565	613
[2]	Beaver County PA GO	4.000%	4/15/21	695	711
[2]	Beaver County PA GO	4.000%	4/15/22	720	759
	Bensalem Township School District GO	3.000%	6/1/23	115	123
	Bensalem Township School District GO	3.000%	6/1/24	500	547
	Bensalem Township School District GO	4.000%	6/1/25	310	359
	Berks County IDA Health, Hospital, Nursing Home Revenue (Tower Health Project)	5.000%	11/1/22	1,090	1,155
	Berks County Municipal Authority Health, Hospital, Nursing Home Revenue (Tower Health Project)	5.000%	2/1/21	500	507
	Berks County Municipal Authority Health, Hospital, Nursing Home Revenue (Tower Health Project)	5.000%	2/1/23	800	850

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Berks County Municipal Authority Health, Hospital, Nursing Home Revenue (Tower Health Project)	5.000%	2/1/24	475	514
	Berks County Municipal Authority Health, Hospital, Nursing Home Revenue (Tower Health Project) PUT	5.000%	2/1/25	3,750	4,104
	Berks County PA GO	5.000%	11/15/21	700	744
	Berks County PA GO	5.000%	11/15/22	575	638
[3]	Bethlehem Area School District Lease Revenue FR PUT, 70% of 1M USD LIBOR + 0.480%	0.597%	11/1/21	11,470	11,374
[3]	Bethlehem Area School District Miscellaneous Revenue FR PUT, 70% of 1M USD LIBOR + 0.490%	0.607%	11/1/21	6,620	6,565
[4]	Bethlehem PA GO	5.000%	12/1/21	305	324
[4]	Bethlehem PA GO	5.000%	12/1/22	300	333
[4]	Butler County General Authority Miscellaneous Revenue (South Park School District Project) VRDO	0.170%	8/6/20	11,520	11,520
[2]	Capital Region Water Sewer Water Revenue	5.000%	7/15/22	1,725	1,876
	Centre County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/22	800	875
	Coatesville School District GO TRAN	5.000%	11/13/20	1,100	1,105
[4]	Coatesville School District GO, ETM	4.000%	8/1/20	325	325
[4]	Coatesville School District GO, ETM	5.000%	8/1/21	2,540	2,661
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/23	2,030	2,283
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/24	100	117
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/24	250	292
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/25	375	452
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/26	250	310
	Commonwealth Financing Authority Appropriations Revenue, Prere.	5.000%	6/1/22	505	549
	Commonwealth Financing Authority Appropriations Revenue, Prere.	5.000%	6/1/22	1,500	1,631
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/21	1,000	1,036
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/22	1,790	1,930
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/23	2,725	3,052
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/24	220	255
	Commonwealth of Pennsylvania COP	5.000%	7/1/22	300	326
	Commonwealth of Pennsylvania GO	5.000%	3/1/21	11,900	12,227
	Commonwealth of Pennsylvania GO	5.000%	7/15/21	500	523
	Commonwealth of Pennsylvania GO	5.000%	9/15/21	500	527
	Commonwealth of Pennsylvania GO	5.000%	3/1/22	5,100	5,478
	Commonwealth of Pennsylvania GO	5.000%	10/15/22	250	276
	Commonwealth of Pennsylvania GO	5.000%	1/1/23	565	628
	Commonwealth of Pennsylvania GO	5.000%	1/15/23	450	501
	Commonwealth of Pennsylvania GO	5.000%	3/1/23	165	185
	Commonwealth of Pennsylvania GO	4.000%	7/1/23	110	122
	Commonwealth of Pennsylvania GO	5.000%	7/15/23	20,000	22,729
	Commonwealth of Pennsylvania GO	5.000%	8/15/23	11,475	13,084
	Commonwealth of Pennsylvania GO	5.000%	9/15/23	255	292
	Commonwealth of Pennsylvania GO	5.000%	10/15/23	50	57

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Commonwealth of Pennsylvania GO	5.000%	1/15/24	4,385	5,077
	Commonwealth of Pennsylvania GO	5.000%	10/15/25	160	184
	Commonwealth of Pennsylvania GO, Prere.	5.000%	11/15/21	10,000	10,620
	Commonwealth of Pennsylvania GO, Prere.	5.000%	11/15/21	8,250	8,762
	Commonwealth of Pennsylvania GO, Prere.	5.000%	6/1/22	210	229
	Commonwealth of Pennsylvania GO, Prere.	5.000%	4/1/23	185	209
[2]	Connellsville Area School District GO	4.000%	8/15/21	500	519
[2]	Connellsville Area School District GO	4.000%	8/15/22	535	573
[2]	Connellsville Area School District GO	4.000%	8/15/23	755	834
[2]	Connellsville Area School District GO	4.000%	8/15/24	755	858
[4]	Cornell School District GO	4.000%	9/1/22	190	203
[4]	Cornell School District GO	4.000%	9/1/23	525	577
	Delaware County PA GO	5.000%	10/1/20	2,700	2,721
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/22	1,000	1,093
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/23	1,000	1,140
	Delaware River Port Authority Highway Revenue	5.000%	1/1/21	15,260	15,543
	Delaware River Port Authority Highway Revenue	5.000%	1/1/22	16,930	18,008
	Delaware River Port Authority Highway Revenue	5.000%	1/1/23	9,500	10,530
	Delaware River Port Authority Highway Revenue	5.000%	1/1/24	155	179
	Delaware River Port Authority Port, Airport & Marina Revenue	5.000%	1/1/23	1,210	1,310
[3]	Delaware Valley Regional Finance Authority Indirect Ad Valorem Property Revenue FR PUT, SIFMA Municipal Swap Index Yield + 0.420%	0.580%	9/1/22	550	546
[3]	Delaware Valley Regional Finance Authority Indirect Ad Valorem Property Revenue FR PUT, SIFMA Municipal Swap Index Yield + 0.530%	0.690%	9/1/23	2,750	2,722
[5]	Delaware Valley Regional Finance Authority Miscellaneous Revenue VRDO	0.140%	8/5/20	9,200	9,200
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/22	815	879
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/23	500	559
	Easton Area School District GO	4.000%	4/1/22	250	266
	Easton Area School District GO	4.000%	4/1/23	375	411
	Easton Area School District GO	4.000%	4/1/24	300	340
[4]	Erie School District GO	5.000%	4/1/22	325	349
[4]	Erie School District GO	5.000%	4/1/24	250	289
	Franklin County PA IDA Health, Hospital, Nursing Home Revenue (Menno-Haven Inc. Project)	5.000%	12/1/21	750	764
	Geisinger Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/22	6,000	6,457
[2]	Hempfield Area School District GO	5.000%	3/15/22	1,000	1,074
	Indiana County IDA Local or Guaranteed Housing Revenue (Residential Revival Project) BAN	1.450%	9/1/20	6,375	6,372
	Kennett Consolidated School District GO	4.000%	2/15/21	720	735
	Kennett Consolidated School District GO	4.000%	2/15/22	800	847
	Lackawanna County IDA College & University Revenue	5.000%	11/1/22	1,725	1,892
	Lancaster County PA GO	4.000%	11/1/23	125	139

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Lancaster County PA Hospital Authority Health System Health, Hospital, Nursing Home Revenue TOB VRDO	0.210%	8/6/20	4,160	4,160
[4]	Lancaster School District GO	4.000%	6/1/21	1,000	1,030
[4]	Lancaster School District GO	5.000%	6/1/21	175	182
[4]	Lancaster School District GO	4.000%	6/1/22	530	565
[4]	Lancaster School District GO	5.000%	6/1/22	225	244
[4]	Lancaster School District GO	4.000%	6/1/23	450	495
[4]	Lancaster School District GO	5.000%	6/1/24	125	146
	Lehigh County IDA Industrial Revenue PUT	1.800%	9/1/22	750	761
[1]	Lehigh County PA General Purpose Hospital Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.460%	8/6/20	4,855	4,855
	Lehigh County PA Health, Hospital, Nursing Home Revenue	5.000%	7/1/21	1,250	1,296
	Lehigh County PA Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	550	593
	Lehigh County PA Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	855	956
	Lehigh County PA Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	1,120	1,294
[4]	Luzerne County IDA Lease Revenue	5.000%	12/15/21	1,190	1,257
[4]	Luzerne County IDA Lease Revenue	5.000%	12/15/22	1,305	1,437
[4]	Luzerne County PA GO	5.000%	12/15/20	1,000	1,017
[4]	Luzerne County PA GO	5.000%	12/15/21	1,500	1,593
[4]	Luzerne County PA GO	5.000%	12/15/22	1,000	1,105
	Lycoming County Authority College & University Revenue (Aicup Financing Program)	5.000%	11/1/22	250	274
[3]	Manheim Township School District FR GO PUT, 68% of 1M USD LIBOR + 0.470%	0.586%	11/1/21	2,000	1,988
[3]	Manheim Township School District FR GO, 68% of 1M USD LIBOR + 0.320%	0.436%	5/3/21	1,000	995
[3]	Manheim Township School District FR GO, 68% of 1M USD LIBOR + 0.420%	0.536%	11/1/21	1,125	1,117
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/20	1,260	1,266
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	2.000%	12/1/20	650	648
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/21	1,320	1,369
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/22	825	898
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	3.000%	12/1/22	785	784
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/23	1,275	1,441
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/22	450	490
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/23	350	396

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/24	375	439
[3]	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue FR PUT, SIFMA Municipal Swap Index Yield + 0.720%	0.880%	9/1/23	9,750	9,750
	Montgomery County PA GO	4.000%	5/1/21	1,990	2,047
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	4.000%	12/1/22	500	511
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	820	869
	Mount Lebanon Hospital Authority Health, Hospital, Nursing Home Revenue (St. Clair Memorial Hospital Project)	5.000%	7/1/21	725	756
[1]	Mount Lebanon PA School District GO TOB VRDO	0.260%	8/6/20	15,500	15,500
[2]	New Kensington-Arnold School District GO	4.000%	5/15/21	940	967
[2]	New Kensington-Arnold School District GO	4.000%	5/15/22	970	1,030
[3]	North Penn Water Authority Water Revenue FR, SIFMA Municipal Swap Index Yield + 0.260%	0.420%	11/1/21	755	752
[3]	North Penn Water Authority Water Revenue FR, SIFMA Municipal Swap Index Yield + 0.360%	0.520%	11/1/22	810	803
[3]	North Penn Water Authority Water Revenue FR, SIFMA Municipal Swap Index Yield + 0.560%	0.720%	11/1/24	500	494
	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/20	1,000	1,001
[4]	Octorara Area School District GO	4.000%	4/1/22	350	371
[4]	Octorara Area School District GO	4.000%	4/1/24	325	366
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/21	225	232
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/22	275	295
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/22	5,000	5,368
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/24	275	317
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/25	400	475
[1]	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.310%	8/6/20	16,350	16,350
	Pennsylvania Economic Development Financing Authority Resource Recovery Revenue (Waste Management Inc. Project)	2.150%	11/1/21	1,250	1,273
	Pennsylvania Economic Development Financing Authority Resource Recovery Revenue (Waste Management Project) PUT	2.800%	12/1/21	10,000	10,329
	Pennsylvania Economic Development Financing Authority Resource Recovery Revenue PUT	0.400%	10/1/20	2,690	2,690

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Pennsylvania Economic Development Financing Authority Revenue TOB VRDO	0.310%	8/6/20	3,335	3,335
[4,8]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/21	350	362
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	6/15/21	4,830	5,026
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	6/15/21	1,285	1,337
[4,8]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/22	415	448
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	6/15/22	5,920	6,433
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	6/15/22	1,360	1,478
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	6/15/22	2,730	2,967
[4,8]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/23	535	601
[4,8]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/24	175	204
[4,8]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/25	175	211
	Pennsylvania Higher Educational Facilities Authority College & University Revenue (AICUP Financing Program) PUT	2.850%	5/1/21	1,520	1,540
	Pennsylvania Higher Educational Facilities Authority College & University Revenue (AICUP Financing Program) PUT	3.000%	4/30/22	2,000	2,060
	Pennsylvania Higher Educational Facilities Authority College & University Revenue PUT	2.875%	4/30/21	750	750
[1]	Pennsylvania Higher Educational Facilities Authority College & University Revenue TOB VRDO	0.220%	8/6/20	7,560	7,560
[1]	Pennsylvania Housing Finance Agency Single FamilyMortgage Local or Guaranteed Housing Revenue TOB VRDO	0.210%	8/6/20	5,135	5,135
	Pennsylvania State University College & University Revenue	5.000%	3/1/23	330	370
	Pennsylvania State University College & University Revenue	5.000%	3/1/24	235	274
	Pennsylvania State University College & University Revenue	5.000%	3/1/25	335	405
	Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	5.000%	12/1/22	955	1,039
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/20	325	330
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/21	825	852
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/21	6,130	6,490
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/21	375	397
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/22	750	827
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/22	5,250	5,787
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/22	500	551
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/22	480	529
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/23	1,000	1,109

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/23	305	338
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/23	4,405	5,039
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/23	500	572
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/24	100	115
	Pennsylvania Turnpike Commission Highway Revenue	2.000%	12/1/24	1,500	1,552
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/25	250	295
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/25	100	119
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/25	250	305
[3]	Pennsylvania Turnpike Commission Highway Revenue FR, SIFMA Municipal Swap Index Yield + 0.430%	0.590%	12/1/21	10,000	9,972
[3]	Pennsylvania Turnpike Commission Highway Revenue FR, SIFMA Municipal Swap Index Yield + 0.500%	0.660%	12/1/21	25,000	24,920
[3]	Pennsylvania Turnpike Commission Highway Revenue FR, SIFMA Municipal Swap Index Yield + 0.600%	0.760%	12/1/23	8,000	7,956
[3]	Pennsylvania Turnpike Commission Highway Revenue FR, SIFMA Municipal Swap Index Yield + 0.700%	0.860%	12/1/23	5,000	4,986
[3]	Pennsylvania Turnpike Commission Highway Revenue FR, SIFMA Municipal Swap Index Yield + 0.900%	1.060%	12/1/21	9,000	9,019
[3]	Pennsylvania Turnpike Commission Highway Revenue FR, SIFMA Municipal Swap Index Yield + 0.980%	1.140%	12/1/21	28,135	28,213
[1,4]	Pennsylvania Turnpike Commission Highway Revenue TOB VRDO	0.340%	8/6/20	10,280	10,280
[5]	Pennsylvania Turnpike Commission Highway Revenue VRDO	0.140%	8/6/20	100,000	100,000
	Pennsylvania Turnpike Commission Highway Revenue, Prere.	5.000%	12/1/21	2,300	2,444
[4]	Pennsylvania Turnpike Commission Highway Revenue, Prere.	5.000%	12/1/22	3,985	4,431
	Pennsylvania Turnpike Commission Highway Revenue, Prere.	5.000%	12/1/23	6,615	7,669
[8]	Philadelphia Authority for Industrial Development College & University Revenue	3.000%	11/1/20	850	855
[8]	Philadelphia Authority for Industrial Development College & University Revenue	4.000%	11/1/21	125	130
[8]	Philadelphia Authority for Industrial Development College & University Revenue	4.000%	11/1/22	125	134
	Philadelphia Authority for Industrial Development Lease (Non-Terminable) Revenue	5.000%	10/1/22	200	215
[4]	Philadelphia Authority for Industrial Development Lease Revenue	5.000%	12/1/25	200	245
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	10/1/20	3,500	3,523
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	10/1/22	3,100	3,355
	Philadelphia Hospitals & Higher Education Facilities Authority Hospital Health, Hospital, Nursing Home Revenue	5.000%	7/1/21	715	738

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Philadelphia Hospitals & Higher Education Facilities Authority Hospital Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	1,000	1,067
	Philadelphia Hospitals & Higher Education Facilities Authority Hospital Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	1,000	1,099
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	6/15/23	735	738
[1]	Philadelphia PA Authority for Industrial Development Health, Hospital, Nursing Home Revenue TOB VRDO	0.200%	8/6/20	7,500	7,500
[1]	Philadelphia PA Authority for Industrial Development Health, Hospital, Nursing Home Revenue TOB VRDO	0.200%	8/6/20	7,500	7,500
	Philadelphia PA GO	5.000%	8/1/20	2,225	2,225
	Philadelphia PA GO	5.000%	2/1/21	750	766
	Philadelphia PA GO	5.000%	8/1/21	1,835	1,915
	Philadelphia PA GO	5.000%	8/1/22	2,385	2,593
	Philadelphia PA GO	5.000%	8/1/24	2,635	3,085
[1]	Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Health, Hospital, Nursing Home Revenue TOB VRDO	0.200%	8/6/20	4,765	4,765
	Philadelphia School District GO	5.000%	9/1/20	2,975	2,985
	Philadelphia School District GO	5.000%	9/1/20	4,000	4,013
	Philadelphia School District GO	5.000%	9/1/20	780	783
	Philadelphia School District GO	5.000%	9/1/21	5,250	5,268
	Philadelphia School District GO	5.000%	9/1/21	490	513
	Philadelphia School District GO	5.000%	9/1/21	1,365	1,428
	Philadelphia School District GO	5.000%	9/1/21	6,500	6,802
	Philadelphia School District GO	5.000%	9/1/21	1,250	1,308
	Philadelphia School District GO	5.000%	9/1/22	3,500	3,818
	Philadelphia School District GO	5.000%	9/1/22	1,300	1,418
	Philadelphia School District GO	5.000%	9/1/23	1,095	1,242
	Philadelphia School District GO	5.000%	9/1/23	2,825	3,203
	Philadelphia School District GO	5.000%	9/1/23	1,630	1,848
	Philadelphia School District GO	5.250%	9/1/23	3,760	3,773
	Philadelphia School District GO	5.000%	9/1/24	315	370
	Philadelphia School District GO	5.000%	9/1/24	1,050	1,234
	Philadelphia School District GO	5.000%	9/1/24	1,000	1,175
[4]	Pittsburgh & Allegheny County Sports & Exhibition Authority Lease (Appropriation) Revenue VRDO	0.170%	8/6/20	25,250	25,250
	Pittsburgh & Allegheny County Sports & Exhibition Authority Parking Auto Parking Revenue	4.000%	12/15/20	500	507
	Pittsburgh PA GO	5.000%	9/1/21	500	524
[4]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/20	12,995	13,042
[4]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/21	13,650	14,350
	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/22	300	329
	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/23	285	326
[3,4]	Pittsburgh Water & Sewer Authority Water Revenue FR PUT, 70% of 1M USD LIBOR + 0.640%	0.760%	12/1/20	54,650	54,650
	Port Authority of Allegheny County Sales Tax Revenue	5.250%	3/1/21	1,325	1,362
	Port Authority of Allegheny County Sales Tax Revenue	5.250%	3/1/22	5,000	5,140

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Reading School District GO	5.000%	3/1/22	540	579
[3]	Scranton PA School District FR GO PUT, 68% of 1M USD LIBOR + 0.850%	0.966%	4/1/21	2,625	2,620
	Scranton-Lackawanna Health and Welfare Authority College & University Revenue	5.000%	11/1/24	305	359
	Southeastern Pennsylvania Transportation Authority Appropriations Revenue	5.000%	6/1/21	375	389
	Southeastern Pennsylvania Transportation Authority Appropriations Revenue	5.000%	6/1/22	375	407
	Southeastern Pennsylvania Transportation Authority Appropriations Revenue	5.000%	6/1/23	500	564
	Southeastern Pennsylvania Transportation Authority Appropriations Revenue	5.000%	6/1/24	500	585
	Southeastern Pennsylvania Transportation Authority Appropriations Revenue	5.000%	6/1/25	750	906
	Southeastern Pennsylvania Transportation Authority Miscellaneous Revenue	5.000%	3/1/21	675	694
	Southeastern Pennsylvania Transportation Authority Miscellaneous Revenue	5.000%	3/1/22	300	323
	St. Mary Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/21	1,000	1,056
	St. Mary Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/22	765	839
	Susquehanna Township School District GO	4.000%	5/15/22	250	267
	Susquehanna Township School District GO	4.000%	5/15/23	500	550
	Susquehanna Township School District GO	4.000%	5/15/24	500	566
	Swarthmore Borough Authority College & University Revenue	5.000%	9/15/20	3,515	3,535
[2]	University Area Joint Authority Sewer Revenue	4.000%	11/1/20	1,535	1,548
[2]	University Area Joint Authority Sewer Revenue	5.000%	11/1/21	1,245	1,316
[2]	University Area Joint Authority Sewer Revenue	5.000%	11/1/22	545	602
[3]	University of Pittsburgh-of the Commonwealth System of Higher Education College & University Revenue FR, SIFMA Municipal Swap Index Yield + 0.240%	0.400%	9/15/21	7,850	7,840
[3]	University of Pittsburgh-of the Commonwealth System of Higher Education College & University Revenue FR, SIFMA Municipal Swap Index Yield + 0.360%	0.520%	2/15/24	24,000	23,942
[1,2]	Westmoreland County PA Municipal Authority Water Revenue TOB VRDO	0.310%	8/6/20	5,665	5,665
[1,2]	Westmoreland County PA Municipal Authority Water Revenue TOB VRDO	0.310%	8/6/20	3,685	3,685
	Wilkes-Barre Finance Authority College & University Revenue	5.000%	11/1/23	1,245	1,418
	Wilkes-Barre Finance Authority College & University Revenue	5.000%	11/1/25	130	158
[2]	Wilkes-Barre PA Area School District GO	5.000%	4/15/23	225	251
[2]	York County School of Technology Authority Lease Revenue	5.000%	2/15/21	740	758
					904,664
Puerto Rico (0.2%)
	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/21	4,700	4,870
	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	4.000%	7/1/22	490	503
[7]	Puerto Rico Electric Power Authority Electric Power & Light Revenue	5.000%	7/1/21	1,070	1,075
[7]	Puerto Rico Electric Power Authority Electric Power & Light Revenue	5.000%	7/1/21	3,245	3,259

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[7]	Puerto Rico Electric Power Authority Electric Power & Light Revenue	5.000%	7/1/22	3,250	3,265
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/24	22,276	20,359
					33,331
Rhode Island (0.1%)
[4]	Providence Public Building Authority Lease (Non-Terminable) Revenue	4.000%	9/15/24	500	562
[4]	Providence Public Building Authority Lease (Non-Terminable) Revenue	5.000%	9/15/25	500	599
	Rhode Island Commerce Corp. Appropriations Revenue	5.000%	5/15/25	2,000	2,384
	Rhode Island Commerce Corp. Port, Airport & Marina Revenue	5.000%	7/1/22	500	539
[1]	Rhode Island Health & Educational Building Corp. Higher Education Facilities College & University Revenue TOB VRDO	0.260%	8/6/20	6,670	6,670
	Rhode Island RI Housing and Mortgage Finance Corp. Local or Guaranteed Housing Revenue PUT	1.700%	10/1/22	4,065	4,071
	Rhode Island Turnpike & Bridge Authority Fuel Sales Tax Revenue	5.000%	10/1/20	150	151
	Rhode Island Turnpike & Bridge Authority Fuel Sales Tax Revenue	5.000%	10/1/23	125	141
					15,117
South Carolina (0.8%)
	Beaufort County SC School District GO	5.000%	3/1/21	5,000	5,140
	Charleston County School District GO	5.000%	2/1/21	1,140	1,167
[3]	Charleston SC Waterworks & Sewer System Water Revenue FR PUT, 70% of 1M USD LIBOR + 0.370%	0.483%	1/1/22	25,000	24,819
	Columbia SC Waterworks & Sewer System Water Revenue	4.000%	2/1/23	575	629
	Columbia SC Waterworks & Sewer System Water Revenue	4.000%	2/1/24	50	57
	Florence County SC Health, Hospital, Nursing Home Revenue (McLeod Regional Medical Center Project)	5.000%	11/1/22	190	207
	Florence County SC Health, Hospital, Nursing Home Revenue (McLeod Regional Medical Center Project)	5.000%	11/1/25	865	1,004
	Greenville Health System Health, Hospital, Nursing Home Revenue	5.000%	5/1/21	555	571
	Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	5.000%	11/1/21	1,000	1,052
	Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	5.000%	11/1/21	500	526
	Myrtle Beach SC Tax Allocation Revenue	5.000%	10/1/20	1,000	1,007
	Patriots Energy Group Financing Agency Natural Gas Revenue PUT	4.000%	2/1/24	17,075	18,885
	Piedmont Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/22	1,250	1,273
[1]	South Carolina Jobs Economic Development Authority Hospital Health, Hospital, Nursing Home Revenue TOB VRDO	0.310%	8/6/20	6,000	6,000
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/24	1,000	1,132
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue (Anmed Health Project)	5.000%	2/1/21	1,900	1,939

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/25	25,000	29,351
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/20	21,000	21,288
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/21	3,385	3,573
	South Carolina Public Service Authority Nuclear Revenue, ETM	4.000%	12/1/20	450	456
	South Carolina Public Service Authority Nuclear Revenue, Prere.	5.750%	12/1/23	100	118
	South Carolina Public Service Authority Water Revenue	5.000%	12/1/20	4,125	4,182
	South Carolina Public Service Authority Water Revenue	5.000%	12/1/21	5,865	6,191
	South Carolina Public Service Authority Water Revenue	5.000%	12/1/21	1,100	1,161
	South Carolina Public Service Authority Water Revenue	5.000%	12/1/22	570	615
	South Carolina Public Service Authority Water Revenue	5.000%	12/1/23	670	722
	South Carolina Public Service Authority Water Revenue	5.000%	12/1/24	350	370
	South Carolina Public Service Authority Water Revenue, ETM	5.000%	12/1/21	425	452
	South Carolina Public Service Authority Water Revenue, Prere.	5.000%	6/1/22	600	652
	South Carolina Public Service Authority Water Revenue, Prere.	5.000%	6/1/22	520	565
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	5.000%	10/1/21	4,100	4,305
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue, Prere.	5.000%	10/1/22	8,115	8,959
[4]	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/23	375	418
[4]	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/24	500	577
[4]	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/25	500	594
					149,957
South Dakota (0.0%)
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/20	1,130	1,133
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/21	1,500	1,567
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/24	4,805	5,399
					8,099
Tennessee (1.6%)
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue, Prere.	5.250%	1/1/23	10,275	11,476
	Franklin IN GO	5.000%	3/1/22	1,170	1,260
	Franklin IN GO	5.000%	3/1/22	1,640	1,766
	Franklin IN GO	5.000%	6/1/24	1,000	1,184
	Greeneville Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/21	1,075	1,109

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Greeneville Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	1,250	1,338
	Greeneville Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	900	996
	Hamilton County TN GO	5.000%	1/1/21	1,200	1,204
	Hamilton County TN GO	5.000%	4/1/21	10,810	11,157
	Jackson TN Health, Hospital, Nursing Home Revenue	5.000%	4/1/21	1,100	1,131
	Jackson TN Health, Hospital, Nursing Home Revenue	5.000%	4/1/23	1,000	1,107
	Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	9/1/20	1,155	1,158
	Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	4.000%	4/1/21	635	645
	Knox County TN GO	5.000%	6/1/23	1,155	1,311
	Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board College & University Revenue, Prere.	3.250%	10/1/22	50	53
	Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue PUT	1.550%	11/3/20	17,650	17,704
	Metropolitan Government of Nashville & Davidson County Tennessee Water & Sewer Revenue	0.500%	8/19/20	50,200	50,201
	Metropolitan Government of Nashville & Davidson County TN GO	0.400%	3/22/21	25,000	25,000
[1]	Metropolitan Government of Nashville & Davidson County TN Water & Sewer Water Revenue TOB VRDO	0.280%	8/6/20	2,500	2,500
	Metropolitan Government of NashvillSan Bernardino County CA (Medical Center Financing Project) COP	0.450%	10/14/20	25,000	25,001
[4]	Shelby County Health Educational & Housing Facilities Board Health, Hospital, Nursing Home Revenue VRDO	0.140%	8/3/20	32,600	32,600
	Shelby County TN GO	5.000%	3/1/21	1,230	1,265
	Tennergy Corp. TN Natural Gas Revenue PUT	5.000%	10/1/24	12,880	15,020
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.250%	9/1/20	2,500	2,508
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	2/1/23	2,500	2,757
	Tennessee Energy Acquisition Corp. Natural Gas Revenue PUT	4.000%	5/1/23	39,215	42,464
	Tennessee GO	5.000%	8/1/21	1,000	1,048
	Tennessee GO	5.000%	8/1/21	1,095	1,148
	Tennessee GO	5.000%	2/1/22	7,270	7,798
	Tennessee GO	4.000%	8/1/22	6,865	7,393
	Tennessee GO	5.000%	8/1/22	1,500	1,645
	Tennessee State School Bond Authority College & University Revenue (Higher Educational Facilities Program)	5.000%	11/1/21	2,515	2,667
	Tennessee State School Bond Authority College & University Revenue (Higher Educational Facilities Program)	5.000%	11/1/23	2,695	3,110
	Williamson County TN GO	5.000%	4/1/21	500	516
	Williamson County TN GO	5.000%	4/1/21	1,125	1,161

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Williamson County TN GO	5.000%	4/1/22	1,450	1,567
	Williamson County TN GO	5.000%	4/1/22	1,465	1,583
	Wilson County TN GO	5.000%	4/1/23	2,885	3,253
					286,804
Texas (14.0%)
	Aledo Independent School District GO	5.000%	2/15/23	175	196
	Aledo Independent School District GO	5.000%	2/15/24	375	437
	Aledo Independent School District GO	5.000%	2/15/25	400	483
	Aledo Independent School District GO	5.000%	2/15/26	425	529
	Alief Independent School District GO	5.000%	2/15/22	1,000	1,074
	Alief Independent School District GO	4.000%	2/15/23	1,000	1,057
	Allen Independent School District GO	5.000%	2/15/23	1,990	2,229
[8]	Alvin TX Independent School District GO	5.000%	2/15/25	600	726
	Alvin TX Independent School District GO PUT	1.400%	8/15/20	12,500	12,504
	Alvin TX Independent School District GO PUT	2.150%	8/15/21	9,560	9,731
	Alvin TX Independent School District GO PUT	1.250%	8/15/22	7,825	7,943
	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/21	375	393
	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/23	300	340
	Arlington TX GO	5.000%	8/15/21	1,395	1,465
	Arlington TX GO	5.000%	8/15/22	1,400	1,538
	Arlington TX GO	5.000%	8/15/23	1,000	1,146
	Arlington TX GO	5.000%	8/15/23	1,395	1,599
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/21	250	264
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/22	250	274
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/23	225	256
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/24	300	352
	Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	5.000%	8/1/20	200	200
	Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	5.000%	8/1/21	150	157
	Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	5.000%	8/1/22	150	164
	Austin Convention Enterprises Inc. Economic Development Revenue	5.000%	1/1/21	560	560
	Austin Convention Enterprises Inc. Economic Development Revenue	5.000%	1/1/21	530	520
	Austin TX Utility System Revenue	0.140%	8/5/20	35,530	35,530
	Austin TX Water & Wastewater System Water Revenue	5.000%	5/15/22	500	543
	Austin TX Water & Wastewater System Water Revenue, ETM	5.000%	5/15/22	500	542
	Bexar County TX GO	5.000%	6/15/23	1,885	2,145
	Bexar County TX GO	5.000%	6/15/24	350	414
	Bexar County TX GO, Prere.	5.000%	6/15/23	24,525	27,908
	Brazosport Independent School District GO	5.000%	2/15/23	1,550	1,737
	Calhoun County Independent School District GO	5.000%	2/15/23	6,415	7,182
	Calhoun County Independent School District GO	5.000%	2/15/24	3,895	4,533
	Capital Area Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	2.100%	9/1/22	6,875	6,977
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/21	1,435	1,453

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Central Texas Regional Mobility Authority Highway Revenue BAN	4.000%	1/1/22	3,500	3,555
	Central Texas Regional Mobility Authority Highway Revenue PUT	5.000%	1/7/21	5,500	5,504
	Central Texas Turnpike System Highway Revenue, Prere.	5.000%	8/15/22	100	110
	Clear Creek Independent School District GO	5.000%	2/15/22	1,625	1,745
	Clear Creek Independent School District GO	5.000%	2/15/23	430	483
	Clear Creek Independent School District GO	5.000%	2/15/24	435	508
	Clear Creek Independent School District GO PUT	1.450%	8/14/20	9,950	9,953
	Clear Creek Independent School District GO PUT	2.150%	8/16/21	9,550	9,721
	Clear Creek Independent School District GO PUT	1.350%	8/15/22	10,500	10,659
	Clear Creek Independent School District GO PUT	0.500%	8/15/23	7,500	7,501
[4]	Coastal Bend Health Facilities Development Corp. Health, Hospital, Nursing Home Revenue	0.620%	8/5/20	4,750	4,750
	College Station TX GO	5.000%	2/15/21	3,145	3,226
	College Station TX GO	5.000%	2/15/22	1,655	1,777
	College Station TX GO	5.000%	2/15/23	1,735	1,945
	Collin County TX GO	5.000%	2/15/25	1,625	1,967
	Collin County TX GO	5.000%	2/15/26	1,000	1,251
	Colorado River Municipal Water District Water Revenue	5.000%	1/1/21	770	785
	Conroe Independent School District GO	5.000%	2/15/22	3,870	4,157
	Conroe Independent School District GO	5.000%	2/15/23	10,600	11,887
	Conroe Independent School District GO	5.000%	2/15/24	9,235	10,773
	Corona-Norco Unified School District Public Financing Authority GO	5.000%	3/1/25	1,375	1,537
	Corpus Christi TX GO	5.000%	3/1/23	850	952
	Corpus Christi TX GO	5.000%	3/1/24	750	874
	Corpus Christi TX GO	5.000%	3/1/25	850	1,025
	Cypress-Fairbanks Independent School District GO	5.000%	2/15/22	4,020	4,123
	Cypress-Fairbanks Independent School District GO	4.000%	2/15/24	10,140	11,091
	Cypress-Fairbanks Independent School District GO	5.000%	2/15/26	1,395	1,429
	Cypress-Fairbanks Independent School District GO PUT	1.400%	8/17/20	7,075	7,078
	Cypress-Fairbanks Independent School District GO PUT	1.400%	8/17/20	5,375	5,377
	Cypress-Fairbanks Independent School District GO PUT	3.000%	8/17/20	5,700	5,706
	Cypress-Fairbanks Independent School District GO PUT	2.125%	8/16/21	11,280	11,479
	Cypress-Fairbanks Independent School District GO PUT	2.125%	8/16/21	1,080	1,099
	Cypress-Fairbanks Independent School District GO PUT	1.250%	8/15/22	10,750	10,885
	Cypress-Fairbanks Independent School District GO PUT	1.250%	8/15/22	14,625	14,761
	Cypress-Fairbanks Independent School District GO PUT	1.250%	8/15/22	16,625	16,833
[8]	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/21	585	620
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/22	145	161
[8]	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/22	625	692

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/23	2,000	2,306
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/24	275	330
	Dallas Convention Center Hotel Development Corp. Hotel Occupancy Tax Revenue	5.250%	1/1/23	1,300	1,302
	Dallas County TX GO	5.000%	8/15/22	3,700	4,065
	Dallas Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	1.510%	7/1/23	3,750	3,835
	Dallas Independent School District GO PUT	5.000%	2/15/21	1,500	1,536
	Dallas Independent School District GO PUT	5.000%	2/15/22	815	870
	Dallas Independent School District GO, Prere.	5.000%	2/15/22	810	869
	Dallas TX GO	5.000%	2/15/22	9,030	9,698
	Dallas TX GO	5.000%	2/15/22	7,700	8,269
	Dallas TX GO	5.000%	2/15/23	3,000	3,359
	Dallas TX GO	5.000%	2/15/23	1,445	1,544
	Dallas TX GO	5.000%	2/15/23	9,455	10,588
	Dallas TX GO	5.000%	2/15/23	7,700	8,622
	Dallas TX Waterworks & Sewer System Water Revenue	5.000%	10/1/20	3,000	3,023
	Dallas-Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/21	130	138
[8]	Dallas-Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/23	1,500	1,723
[8]	Dallas-Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/25	1,000	1,227
[8]	Dallas-Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/25	2,500	3,066
[8]	Dallas-Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/26	2,250	2,831
	Deer Park Independent School District GO PUT	1.550%	10/1/20	2,075	2,079
	Denton Independent School District GO PUT	2.000%	8/1/24	4,500	4,750
	Dickinson Independent School District GO PUT	1.350%	8/2/21	2,600	2,624
	Eagle Mountain & Saginaw Independent School District GO	5.000%	8/15/23	850	972
	Eagle Mountain & Saginaw Independent School District GO	5.000%	8/15/24	750	892
	Eagle Mountain & Saginaw Independent School District GO PUT	2.000%	8/1/24	10,275	10,863
	El Paso TX GO	5.000%	8/15/20	1,000	1,001
	El Paso TX GO	5.000%	8/15/21	415	435
	El Paso TX GO	5.000%	8/15/22	430	472
	El Paso TX GO	5.000%	8/15/23	260	298
	El Paso TX GO	5.000%	8/15/23	455	521
	El Paso TX GO	5.000%	8/15/24	140	167
	El Paso TX GO	5.000%	8/15/24	350	417
	El Paso TX GO	5.000%	8/15/24	480	571
	El Paso TX Water & Sewer Water Revenue	5.000%	3/1/21	6,930	7,124
	El Paso TX Water & Sewer Water Revenue	5.000%	3/1/22	3,750	4,037
	Fort Bend County TX GO	5.000%	3/1/23	350	391
	Fort Bend County TX GO	5.000%	3/1/23	630	705
	Fort Bend County TX GO	5.000%	3/1/24	185	215
	Fort Bend County TX GO	5.000%	3/1/24	500	582
	Fort Bend County TX GO	5.000%	3/1/25	200	241
	Fort Bend County TX GO	5.000%	3/1/25	500	602
	Fort Bend Independent School District GO	5.000%	8/15/22	2,455	2,459
	Fort Bend Independent School District GO	1.350%	8/1/42	5,990	5,990
	Fort Bend Independent School District GO PUT	1.500%	8/1/21	5,215	5,271
	Fort Bend Independent School District GO PUT	1.950%	8/1/22	10,565	10,791
	Fort Worth Independent School District GO	5.000%	2/15/22	2,010	2,160
	Fort Worth Independent School District GO	5.000%	2/15/23	2,165	2,427

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Fort Worth Independent School District GO	5.000%	2/15/24	4,525	5,280
Fort Worth TX GO	5.000%	3/1/22	1,100	1,130
Fort Worth TX GO	4.000%	3/1/23	2,255	2,473
Fort Worth TX Water & Sewer System Water Revenue	5.000%	2/15/22	1,665	1,789
Frisco Independent School District GO	5.000%	8/15/21	1,500	1,575
Frisco Independent School District GO	5.000%	8/15/22	1,210	1,329
Galena Park Independent School District GO	5.000%	8/15/22	580	637
Galena Park Independent School District GO	5.000%	8/15/23	1,710	1,947
Georgetown Independent School District GO PUT	2.000%	8/1/20	9,580	9,580
Georgetown Independent School District GO PUT	2.750%	8/1/22	9,530	9,974
Goose Creek Consolidated Independent School District GO	5.000%	2/15/21	6,135	6,293
Goose Creek Consolidated Independent School District GO	5.000%	2/15/23	1,650	1,691
Goose Creek Consolidated Independent School District GO PUT	1.950%	8/14/20	6,750	6,753
Goose Creek Consolidated Independent School District GO PUT	3.000%	10/1/20	13,700	13,756
Goose Creek Consolidated Independent School District GO PUT	1.300%	8/16/21	6,900	6,963
Goose Creek Consolidated Independent School District GO PUT	1.000%	8/15/22	4,000	4,000
Grand Parkway Transportation Corp. Highway Revenue BAN	5.000%	2/1/23	107,515	118,666
Grand Parkway Transportation Corp. Highway Revenue PUT	5.000%	10/1/23	43,180	48,808
Grand Parkway Transportation Corp. Highway Revenue, Prere.	5.000%	10/1/23	25,865	29,736
Grand Parkway Transportation Corp. Highway Revenue, Prere.	5.250%	10/1/23	61,225	70,870
Grand Parkway Transportation Corp. Highway Revenue, Prere.	5.500%	10/1/23	9,320	10,862
Grapevine-Colleyville Independent School District GO PUT	2.000%	8/1/20	1,970	1,970
Grapevine-Colleyville Independent School District GO PUT, Prere.	2.000%	8/1/20	1,780	1,780
Harlandale Independent School District GO PUT	3.000%	8/15/21	13,775	13,802
Harris County Cultural Education Facilities Finance Corp. Electric Power & Light Revenue (TECO Project)	5.000%	11/15/20	860	871
Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/20	4,000	4,030
Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	6/1/21	1,205	1,247
Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/21	1,580	1,665
Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/21	2,000	2,113
Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	6/1/22	500	539

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/22	1,000	1,094
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/22	1,000	1,099
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	6/1/23	700	783
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/23	1,250	1,419
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	1,500	1,708
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	2,000	2,347
[3]	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue FR PUT, SIFMA Municipal Swap Index Yield + 0.420%	0.580%	12/1/22	6,500	6,425
[3]	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue FR, SIFMA Municipal Swap Index Yield + 0.830%	0.990%	6/1/21	1,000	1,001
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	12/1/22	6,400	6,963
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/24	10,000	11,830
[8]	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	12/1/24	3,400	4,052
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	0.170%	8/3/20	21,200	21,200
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	0.170%	8/3/20	22,995	22,995
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue, Prere.	5.000%	12/1/22	100	111
[1,3]	Harris County Cultural Education Facilities Finance Corp. Revenue FR PUT, SIFMA Municipal Swap Index Yield + 0.375%	0.535%	4/1/21	17,500	17,500
	Harris County Flood Control District Lease Revenue	5.000%	10/1/23	11,655	13,419
[4]	Harris County Health Facilities Development Corp. Health, Hospital, Nursing Home Revenue	0.600%	7/1/31	5,350	5,350
	Harris County Health Facilities Development Corp. Health, Hospital, Nursing Home Revenue VRDO	0.170%	8/3/20	8,730	8,730
	Harris County Hospital District Health, Hospital, Nursing Home Revenue	5.000%	2/15/23	1,770	1,951
	Harris County TX GO	5.000%	8/15/20	4,250	4,256
	Harris County TX GO	5.000%	10/1/20	4,760	4,797
	Harris County TX GO	5.000%	10/1/20	3,005	3,029
	Harris County TX GO	5.000%	10/1/22	9,845	10,863
	Harris County TX GO	5.000%	8/15/23	3,280	3,755

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Harris County TX GO	5.000%	10/1/23	1,410	1,622
	Hays County TX GO	5.000%	2/15/22	600	645
	Houston Independent School District GO	5.000%	2/15/21	17,605	18,060
	Houston Independent School District GO	5.000%	2/15/22	2,515	2,701
	Houston Independent School District GO PUT	2.400%	6/1/21	3,400	3,456
	Houston Independent School District GO PUT	2.400%	6/1/21	3,450	3,506
	Houston Independent School District GO PUT	2.250%	6/1/22	21,125	21,737
	Houston Independent School District GO PUT	2.250%	6/1/22	20,500	21,094
	Houston Independent School District GO PUT	4.000%	6/1/23	4,500	4,941
	Houston Independent School District GO PUT	4.000%	6/1/23	11,800	12,956
[3]	Houston TX Combined Utility System Revenue FR PUT, 70% of 1M USD LIBOR + 0.360%	0.477%	8/1/21	66,850	66,651
	Houston TX Combined Utility System Water Revenue	4.000%	11/15/20	1,780	1,799
	Houston TX Combined Utility System Water Revenue	4.000%	11/15/21	1,795	1,883
	Houston TX GO	5.000%	3/1/21	17,850	18,347
	Houston TX GO	5.000%	3/1/21	2,500	2,570
	Houston TX GO	5.000%	3/1/22	3,000	3,228
	Houston TX GO	5.000%	3/1/23	1,750	1,964
	Hurst-Euless-Bedford Independent School District GO	5.000%	8/15/21	1,250	1,313
	Hurst-Euless-Bedford Independent School District GO	5.000%	8/15/22	1,000	1,099
[3]	Irving Hospital Authority Health, Hospital, Nursing Home Revenue FR PUT, SIFMA Municipal Swap Index Yield + 1.100%	1.260%	10/15/23	1,625	1,586
	Irving TX GO	4.000%	9/15/22	2,980	3,219
[3]	Katy Independent School District FR GO PUT, 67% of 1M USD LIBOR + 0.280%	0.397%	8/16/21	14,350	14,294
	Kaufman County TX GO	5.000%	2/15/23	155	174
	Kaufman County TX GO	5.000%	2/15/23	115	129
	Kaufman County TX GO	5.000%	2/15/24	215	250
	Kaufman County TX GO	5.000%	2/15/24	120	140
	Lake Travis Independent School District GO PUT	2.625%	2/15/22	4,305	4,438
	Lake Travis Independent School District GO PUT, Prere.	2.625%	2/15/22	505	523
	Lake Travis Independent School District GO PUT, Prere.	2.625%	2/15/22	1,020	1,057
	Lamar Consolidated Independent School District GO PUT	1.950%	8/17/20	17,380	17,391
	Laredo TX Waterworks & Sewer System Water Revenue	5.000%	3/1/21	300	308
	Laredo TX Waterworks & Sewer System Water Revenue	5.000%	3/1/23	345	385
	Laredo TX Waterworks & Sewer System Water Revenue	5.000%	3/1/25	115	138
	Leander Independent School District GO	5.000%	8/15/21	1,000	1,050
	Leander Independent School District GO	5.000%	8/15/21	1,500	1,575
	Leander Independent School District GO	5.000%	8/15/22	2,250	2,471
	Leander Independent School District GO	5.000%	8/15/23	1,500	1,715
	Leander Independent School District GO, Prere.	0.000%	8/15/24	1,000	380
	Lewisville Independent School District GO	5.000%	8/15/22	1,185	1,301
	Lewisville Independent School District GO	5.000%	8/15/22	6,085	6,683
	Little Elm Independent School District GO	5.000%	8/15/23	950	1,087
	Little Elm Independent School District GO	5.000%	8/15/24	1,000	1,189
	Lone Star College System GO	5.000%	2/15/21	1,150	1,180
	Longview Independent School District GO	5.000%	2/15/23	575	645

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/22	500	543
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/24	300	351
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/25	500	604
	Lower Colorado River Authority Lease Revenue	5.000%	5/15/22	1,950	2,117
	Lower Colorado River Authority Lease Revenue	5.000%	5/15/23	3,205	3,321
[1]	Lower Colorado River Authority Texas Transmission Contract Electric Power & Light Revenue TOB VRDO	0.190%	8/6/20	7,970	7,970
[1]	Lower Colorado River Authority Texas Transmission Contract Electric Power & Light Revenue TOB VRDO	0.280%	8/6/20	5,370	5,370
	Lubbock Independent School District GO	5.000%	2/15/22	250	269
	Lubbock Independent School District GO	5.000%	2/15/23	250	280
	Mainland College GO	5.000%	8/15/22	625	686
	Mainland College GO	5.000%	8/15/23	500	569
	Mainland College GO	5.000%	8/15/24	275	324
	Mansfield Independent School District GO PUT	2.500%	8/1/21	8,285	8,456
[4]	Memorial City Redevelopment Authority Tax Allocation Revenue	5.000%	9/1/20	750	753
[4]	Memorial City Redevelopment Authority Tax Allocation Revenue	5.000%	9/1/21	595	624
[4]	Memorial City Redevelopment Authority Tax Allocation Revenue	5.000%	9/1/22	500	547
[4]	Memorial City Redevelopment Authority Tax Allocation Revenue	5.000%	9/1/24	575	677
	Midland Independent School District GO	5.000%	2/15/26	130	163
	Midlothian Independent School District GO	5.000%	2/15/22	1,635	1,754
	Midlothian Independent School District GO	5.000%	2/15/23	1,410	1,577
	Midlothian Independent School District GO	5.000%	2/15/24	500	582
	Midlothian Independent School District GO	5.000%	2/15/25	365	441
	Midlothian Independent School District GO	2.500%	8/1/52	7,095	7,095
	Midlothian Independent School District GO PUT	2.000%	8/1/24	3,265	3,446
	Midlothian Independent School District GO PUT, Prere.	2.500%	8/1/20	755	755
	Midway Independent School District GO	5.000%	8/15/23	325	372
	Nederland Independent School District GO	5.000%	8/15/22	1,620	1,779
	New Caney Independent School District GO PUT	3.000%	8/15/21	8,250	8,470
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	8/15/21	1,855	1,945
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Westminster Manor Project)	4.000%	11/1/21	930	943
	Nixon-Smiley Consolidated Independent School District GO	4.000%	8/15/23	100	111
	Nixon-Smiley Consolidated Independent School District GO	4.000%	8/15/24	105	120
	North East TX Independent School District GO	5.000%	8/1/21	1,160	1,216
	North East TX Independent School District GO	5.000%	2/1/23	3,185	3,562
	North East TX Independent School District GO PUT	1.420%	8/1/21	525	528
	North East TX Independent School District GO PUT	2.375%	8/1/22	7,500	7,726
	North Texas Municipal Water District Regional Wastewater System Sewer Revenue	5.000%	6/1/21	1,690	1,759

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	North Texas Municipal Water District Sewer Revenue	5.000%	6/1/21	1,450	1,509
	North Texas Municipal Water District Water System Water Revenue	4.000%	9/1/22	2,950	3,185
	North Texas Municipal Water District Water System Water Revenue	5.250%	9/1/22	4,705	5,080
	North Texas Municipal Water District Water System Water Revenue	4.000%	9/1/23	3,070	3,432
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/21	4,000	4,076
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/22	1,000	1,051
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/22	2,725	2,903
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/23	2,685	2,973
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/23	3,065	3,401
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/23	2,000	2,219
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/23	5,460	6,045
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/24	1,400	1,610
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/24	4,750	5,447
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/25	100	115
	Northside Independent School District GO	5.000%	8/1/20	2,315	2,315
	Northside Independent School District GO	5.000%	2/15/21	1,000	1,026
	Northside Independent School District GO PUT	2.125%	8/1/20	7,120	7,120
	Northside Independent School District GO PUT	2.000%	6/1/21	1,900	1,925
	Northside Independent School District GO PUT	1.750%	6/1/22	1,565	1,567
	Northside Independent School District GO PUT	2.750%	8/1/23	15,840	16,779
	Northside Independent School District GO PUT	1.600%	8/1/24	16,635	17,257
	Pasadena Independent School District GO PUT	1.500%	8/15/24	15,000	15,596
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/21	2,415	2,522
	Permanent University Fund - University of Texas System College & University Revenue	5.250%	7/1/21	1,650	1,727
	Pflugerville Independent School District GO PUT	2.250%	8/15/22	1,725	1,787
	Pflugerville Independent School District GO PUT	2.500%	8/15/23	4,000	4,233
	Richardson Independent School District GO	5.000%	2/15/22	500	537
	Rockland County TX GO	5.000%	2/1/22	325	348
	Rockland County TX GO	5.000%	2/1/24	425	492
	Round Rock Independent School District GO	5.000%	8/1/20	1,060	1,060
	Round Rock Independent School District GO	5.000%	8/1/24	2,425	2,882
[11]	Round Rock Independent School District GO PUT, 6.000% coupon rate effective 8/1/2021	1.500%	8/1/21	3,945	3,966
	Round Rock TX GO	5.000%	8/15/22	1,120	1,231
	Round Rock TX Utility System Water Revenue	5.000%	8/1/21	1,395	1,462
	SA Energy Acquisition Public Facility Corp. Natural Gas Revenue	5.500%	8/1/20	3,500	3,500
	SA Energy Acquisition Public Facility Corp. Natural Gas Revenue	5.500%	8/1/21	2,000	2,093
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/21	6,000	6,144
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/23	6,000	6,578

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/26	2,000	2,505
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	3.000%	12/1/20	1,050	1,059
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	2.000%	12/1/21	32,725	33,156
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	2.750%	12/1/22	12,500	13,159
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	1.750%	12/1/24	11,135	11,465
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	1.750%	12/1/24	13,365	14,057
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	1.750%	12/1/25	1,685	1,734
	San Antonio TX GO	5.000%	8/1/23	8,960	10,235
	San Antonio TX GO	5.000%	2/1/24	210	245
	San Antonio TX GO, Prere.	5.000%	8/1/21	1,000	1,048
	San Antonio TX GO, Prere.	5.000%	2/1/22	570	611
	San Antonio TX Independent School District GO	5.000%	8/15/22	1,250	1,371
	San Antonio TX Independent School District GO	5.000%	8/15/23	1,600	1,832
	San Antonio TX Independent School District GO	5.000%	8/15/24	1,250	1,486
	San Antonio Water System Water Revenue	5.000%	5/15/24	250	289
	San Antonio Water System Water Revenue PUT	2.000%	11/1/21	6,720	6,849
	San Antonio Water System Water Revenue PUT	2.000%	11/1/22	15,190	15,695
	San Antonio Water System Water Revenue PUT	2.625%	5/1/24	8,080	8,626
	Sherman TX Independent School District GO	3.000%	8/1/48	1,390	1,390
	Sherman TX Independent School District GO PUT, Prere.	3.000%	8/1/20	80	80
	Southwest Higher Education Authority Inc. College & University Revenue	5.000%	10/1/21	500	528
	Southwest Higher Education Authority Inc. College & University Revenue	5.000%	10/1/22	500	547
[4]	Southwest Houston Redevelopment Authority Lease (Non-Terminable) Revenue	5.000%	9/1/21	250	261
[4]	Southwest Houston Redevelopment Authority Lease (Non-Terminable) Revenue	5.000%	9/1/23	290	326
[4]	Southwest Houston Redevelopment Authority Lease (Non-Terminable) Revenue	5.000%	9/1/24	125	145
[4]	Southwest Houston Redevelopment Authority Lease (Non-Terminable) Revenue	5.000%	9/1/26	150	182
	Spring Branch Independent School District GO	5.000%	2/1/23	1,500	1,680
	Spring Branch Independent School District GO PUT	1.550%	6/15/21	5,500	5,531
	Spring Independent School District GO	5.000%	8/15/23	625	716
	Spring Independent School District GO	5.000%	8/15/24	500	596
	Spring Independent School District GO	5.000%	8/15/25	500	616
	Spring Independent School District GO	5.000%	8/15/26	500	634
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/21	1,105	1,146
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	875	945

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	750	840
	Tarrant County Health Facilities Development Corp. Health, Hospital, Nursing Home Revenue VRDO	0.150%	8/6/20	14,680	14,680
[1]	Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Health, Hospital, Nursing Home Revenue TOB VRDO	0.280%	8/6/20	3,900	3,900
[1,5]	Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue (Baylor Scott & White Healthcare Project) TOB VRDO	0.200%	8/6/20	19,340	19,340
	Tarrant Regional Water District Water Revenue, Prere.	5.000%	3/1/22	500	537
	Temple TX Independent School District GO	4.000%	2/1/22	1,120	1,141
	Texas A&M University College & University Revenue	5.000%	5/15/21	2,460	2,553
	Texas A&M University College & University Revenue	5.000%	5/15/21	1,755	1,821
	Texas A&M University College & University Revenue	5.000%	5/15/21	1,000	1,038
	Texas A&M University College & University Revenue	4.000%	5/15/23	2,750	3,040
	Texas A&M University College & University Revenue	5.000%	5/15/23	4,785	5,423
	Texas City TX Independent School District GO	5.000%	8/15/20	560	561
	Texas City TX Independent School District GO	5.000%	8/15/21	500	525
	Texas City TX Independent School District GO	5.000%	8/15/22	225	247
	Texas City TX Independent School District GO	5.000%	8/15/23	595	680
[3]	Texas FR GO PUT, SIFMA Municipal Swap Index Yield + 0.300%	0.460%	10/1/21	151,275	150,059
[1]	Texas General Fund Revenue TOB VRDO	0.360%	8/6/20	37,300	37,300
	Texas General Fund Revenue TRAN	4.000%	8/27/20	395,000	396,011
	Texas GO	5.000%	8/1/20	1,000	1,000
	Texas GO	5.000%	8/1/20	1,825	1,825
	Texas GO	5.000%	8/1/20	1,000	1,000
	Texas GO	5.000%	8/1/20	2,500	2,500
	Texas GO	5.000%	8/1/20	6,935	6,935
	Texas GO	5.000%	10/1/20	3,350	3,376
	Texas GO	5.000%	10/1/20	1,250	1,260
	Texas GO	5.000%	4/1/21	1,245	1,285
	Texas GO	5.000%	8/1/21	1,000	1,049
	Texas GO	5.000%	8/1/21	1,000	1,049
	Texas GO	5.000%	8/1/21	2,000	2,097
	Texas GO	5.000%	10/1/21	1,990	2,103
	Texas GO	5.000%	8/1/22	965	1,059
	Texas GO	5.000%	8/1/22	3,035	3,330
	Texas GO	5.000%	8/1/22	1,670	1,751
	Texas GO	5.000%	8/1/22	1,520	1,594
	Texas GO	5.000%	8/1/22	5,600	5,872
	Texas GO	5.000%	8/1/22	2,185	2,291
	Texas GO	5.000%	8/1/23	1,790	1,876
	Texas GO PUT	1.850%	8/1/22	2,000	2,002
	Texas GO PUT	2.250%	8/1/22	5,100	5,108
	Texas GO VRDO	0.230%	8/5/20	27,600	27,600
	Texas GO, Prere.	5.000%	8/1/21	315	329
	Texas GO, Prere.	5.000%	8/1/21	270	282
	Texas GO, Prere.	5.000%	4/1/22	200	216
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/22	1,815	1,976

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Texas Municipal Gas Acquisition and Supply Corp. I Natural Gas Revenue	5.250%	12/15/20	7,700	7,822
Texas Public Finance Authority Lease Revenue	5.000%	2/1/21	2,500	2,560
Texas Public Finance Authority Lease Revenue	5.000%	2/1/22	2,150	2,304
Texas Public Finance Authority Lease Revenue	5.000%	2/1/23	865	968
Texas Public Finance Authority Lease Revenue	5.000%	2/1/24	600	699
Texas State University System College & University Revenue	5.000%	3/15/21	2,250	2,318
Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/20	5,780	5,825
Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/20	37,270	37,560
Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/23	17,030	19,619
Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue PUT	4.000%	10/1/21	6,820	7,056
Texas Water Development Board Water Revenue	5.000%	4/15/21	4,755	4,917
Texas Water Development Board Water Revenue	5.000%	4/15/21	3,750	3,877
Texas Water Development Board Water Revenue	5.000%	8/1/21	4,375	4,587
Texas Water Development Board Water Revenue	5.000%	10/15/21	15,830	16,754
Texas Water Development Board Water Revenue	5.000%	4/15/22	4,750	5,142
Texas Water Development Board Water Revenue	5.000%	4/15/22	2,000	2,165
Texas Water Development Board Water Revenue	5.000%	4/15/22	6,095	6,598
Texas Water Development Board Water Revenue	5.000%	8/1/22	4,100	4,498
Texas Water Development Board Water Revenue	5.000%	10/15/22	11,305	12,511
Texas Water Development Board Water Revenue	5.000%	4/15/23	1,445	1,634
Texas Water Development Board Water Revenue	5.000%	8/1/23	1,000	1,145
Texas Water Development Board Water Revenue	5.000%	10/15/23	2,600	3,002
Texas Water Development Board Water Revenue	5.000%	8/1/24	700	833
Texas Water Development Board Water Revenue	5.000%	8/1/25	625	770
Texas Water Development Board Water Revenue	5.000%	8/1/26	1,000	1,268
Tomball Independent School District GO PUT	2.125%	8/15/21	1,000	1,018
Tomball Independent School District GO PUT	1.350%	8/15/22	6,500	6,577
Travis County TX GO	2.000%	3/1/21	5,420	5,479
Travis County TX GO	2.000%	3/1/22	5,530	5,693
Trinity River Authority Central Regional Wastewater System Sewer Revenue	5.000%	8/1/22	1,250	1,371
Trinity River Authority Central Regional Wastewater System Sewer Revenue	5.000%	8/1/23	1,520	1,735
Trinity River Authority Central Regional Wastewater System Sewer Revenue	5.000%	8/1/24	1,000	1,185
Trinity River Authority Central Regional Wastewater System Water Revenue	5.000%	8/1/21	1,000	1,048
Trinity River Authority Central Regional Wastewater System Water Revenue	3.000%	8/1/22	2,045	2,161

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Trinity River Authority Central Regional Wastewater System Water Revenue	5.000%	8/1/22	2,020	2,215
Trinity River Authority Central Regional Wastewater SysteM Water Revenue	5.000%	8/1/20	1,000	1,000
United TX Independent School District GO	5.000%	8/15/21	2,305	2,421
United TX Independent School District GO	5.000%	8/15/22	2,855	3,136
United TX Independent School District GO	5.000%	8/15/23	3,415	3,903
United TX Independent School District GO	4.000%	8/15/24	100	111
United TX Independent School District GO	5.000%	8/15/24	435	517
University of Texas System College & University Revenue	5.000%	8/15/20	5,100	5,108
University of Texas System College & University Revenue	5.000%	8/15/20	3,660	3,666
University of Texas System College & University Revenue	5.000%	8/15/20	1,000	1,001
University of Texas System College & University Revenue	5.000%	8/15/20	3,135	3,140
University of Texas System College & University Revenue	5.000%	8/15/21	1,880	1,975
University of Texas System College & University Revenue	5.000%	8/15/22	2,285	2,510
University of Texas System College & University Revenue	5.000%	8/15/22	970	1,065
University of Texas System College & University Revenue	5.000%	8/15/23	1,000	1,146
Wylie Independent School District GO	0.000%	8/15/22	1,250	1,243
Wylie Independent School District GO	0.000%	8/15/23	2,230	2,210
Wylie Independent School District GO	0.000%	8/15/24	1,675	1,652
Wylie Independent School District GO	0.000%	8/15/25	1,235	1,206
				2,561,152
Utah (0.5%)
Canyons School District GO	5.000%	6/15/22	1,775	1,937
Canyons School District GO	5.000%	6/15/23	3,545	4,037
Granite School District Board of Education GO	5.000%	6/1/23	6,260	7,108
Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/21	2,500	2,605
University of Utah College & University Revenue	5.000%	8/1/22	1,625	1,781
Utah County UT Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/22	32,000	34,450
Utah County UT Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/24	8,000	9,427
Utah GO	5.000%	7/1/22	5,000	5,464
Utah GO	5.000%	7/1/23	5,000	5,705
Utah GO	5.000%	7/1/24	2,500	2,973
Utah GO	5.000%	7/1/25	3,000	3,700
Utah State University College & University Revenue	5.000%	12/1/23	1,010	1,165
Utah Transit Authority Government Securities & Interest Revenue	5.000%	6/15/22	385	419
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/21	5,000	5,210
				85,981
Vermont (0.0%)
University of Vermont and State Agricultural College Miscellaneous Revenue	5.000%	10/1/23	330	375
University of Vermont and State Agricultural College Miscellaneous Revenue	5.000%	10/1/24	450	529
Vermont Educational & Health Buildings Financing Agency Miscellaneous Revenue	4.000%	12/1/20	600	606

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Vermont Educational & Health Buildings Financing Agency Miscellaneous Revenue	5.000%	12/1/24	500	585
	Vermont Municipal Bond Bank Miscellaneous Revenue	5.000%	10/1/21	1,040	1,098
	Vermont Municipal Bond Bank Miscellaneous Revenue	5.000%	10/1/22	500	552
					3,745
Virginia (2.2%)
	Alexandria VA GO	5.000%	7/1/21	1,850	1,932
	Alexandria VA GO	5.000%	7/15/21	1,985	2,077
	Arlington County IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	400	450
	Arlington County IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	260	312
	Arlington County VA GO	5.000%	8/15/20	10,000	10,015
	Arlington County VA GO	5.000%	8/1/23	1,000	1,096
[1]	Arlington County VA Industrial Development Authority Hospital Facilities Health, Hospital, Nursing Home Revenue TOB VRDO	0.310%	8/6/20	22,055	22,055
	Chesapeake Bay Bridge & Tunnel District Highway Revenue BAN	5.000%	11/1/23	38,725	43,186
	Chesapeake Economic Development Authority Electric Power & Light Revenue PUT	1.900%	6/1/23	2,125	2,210
	Chesapeake Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/22	650	688
	Chesapeake Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	115	133
	Chesterfield County VA GO	5.000%	1/1/23	2,550	2,849
	Chesterfield County VA Water & Sewer Water Revenue	5.000%	11/1/22	6,000	6,654
	Commonwealth of Virginia GO	5.000%	6/1/21	1,000	1,040
	Fairfax County IDA Health, Hospital, Nursing Home Revenue PUT	5.000%	5/15/23	15,500	17,478
	Fairfax County VA GO	5.000%	10/1/20	11,320	11,408
	Fairfax County VA GO	4.000%	10/1/21	3,840	4,012
	Fairfax County VA GO	5.000%	10/1/22	10,315	10,900
	Hampton Roads Transportation Accountability Commission Sales Tax Revenue BAN	5.000%	7/1/22	26,500	28,874
	Henrico County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/21	1,025	1,060
	Henrico County VA GO	5.000%	8/1/20	4,185	4,185
	Henrico County VA GO	5.000%	8/1/21	5,115	5,362
	Henrico County VA Water & Sewer Water Revenue	5.000%	5/1/22	1,315	1,426
	Loudoun County Economic Development Authority Industrial Revenue VRDO	0.170%	8/5/20	19,350	19,350
	Loudoun County VA GO	5.000%	12/1/22	5,125	5,706
	Loudoun County VA GO	5.000%	12/1/23	4,670	5,191
	Loudoun County VA GO	5.000%	12/1/23	5,000	5,806
	Louisa IDA Nuclear Revenue PUT	1.800%	4/1/22	3,515	3,596
	Louisa IDA Nuclear Revenue PUT	1.900%	6/1/23	4,000	4,142
	Lynchburg Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/21	1,010	1,027
	Lynchburg Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/22	1,315	1,390
	Lynchburg Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/23	350	384

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Newport News Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/20	2,705	2,707
[1]	Peninsula Town Center Community Development Authority	4.000%	9/1/23	220	220
	Rockingham County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/21	290	296
	Rockingham County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/23	415	434
	Rockingham County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/25	750	797
	Virginia Beach VA GO	5.000%	2/1/21	1,775	1,818
	Virginia Beach VA GO	5.000%	4/1/22	1,685	1,821
	Virginia Beach VA GO	5.000%	7/15/22	5,485	6,004
	Virginia Beach VA GO	5.000%	7/15/22	4,430	4,849
	Virginia Beach VA GO	5.000%	9/15/22	2,000	2,206
	Virginia Beach VA GO	5.000%	7/15/23	2,755	3,149
	Virginia Beach VA GO	5.000%	7/15/23	2,455	2,806
	Virginia College Building Authority Appropriations Revenue	5.000%	2/1/21	510	522
	Virginia College Building Authority Appropriations Revenue	5.000%	2/1/21	4,720	4,834
	Virginia College Building Authority Appropriations Revenue	5.000%	2/1/21	5,905	6,047
	Virginia College Building Authority Appropriations Revenue	5.000%	2/1/22	7,780	8,344
	Virginia College Building Authority Appropriations Revenue	5.000%	2/1/22	6,195	6,644
	Virginia College Building Authority Appropriations Revenue	5.000%	2/1/23	18,420	20,647
	Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Program)	5.000%	2/1/21	5,930	6,073
	Virginia College Building Authority Appropriations Revenue, Prere.	5.000%	2/1/23	1,675	1,876
	Virginia College Building Authority Miscellaneous Revenue	5.000%	2/1/21	2,140	2,192
	Virginia College Building Authority Miscellaneous Revenue, ETM	5.000%	2/1/21	95	97
	Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/21	5,450	5,657
	Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/21	3,575	3,711
	Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/21	1,965	2,040
	Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/22	1,790	1,945
	Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/22	1,855	2,015
	Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/21	1,000	1,049
	Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/21	5,405	5,668
	Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/22	5,685	6,240
	Virginia Public School Authority Appropriations Revenue	5.000%	4/15/21	6,025	6,231
	Virginia Public School Authority Lease Revenue	5.000%	3/1/21	5,795	5,957

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Virginia Public School Authority Lease Revenue	5.000%	7/15/21	1,250	1,308
	Virginia Public School Authority Lease Revenue	5.000%	8/1/21	1,115	1,169
	Virginia Public School Authority Lease Revenue	5.000%	3/1/22	5,795	6,239
	Virginia Public School Authority Lease Revenue	5.000%	8/1/22	1,500	1,644
	Virginia Resources Authority Lease Revenue (Virginia Pooled Financing Program)	5.000%	11/1/21	1,580	1,675
[1]	Virginia Small Business Financing Authority Healthcare Facilities Health, Hospital, Nursing Home Revenue TOB VRDO	0.310%	8/6/20	8,585	8,585
[1]	Virginia Small Business Financing Authority Healthcare Facilities Health, Hospital, Nursing Home Revenue TOB VRDO	0.310%	8/6/20	5,830	5,830
[1]	Virginia Small Business Financing Authority Healthcare Facilities Health, Hospital, Nursing Home Revenue TOB VRDO	0.310%	8/6/20	3,875	3,875
	Wise County IDA Electric Power & Light Revenue PUT	2.150%	9/1/20	12,995	12,998
	Wise County IDA Electric Power & Light Revenue PUT	1.200%	5/31/24	4,375	4,428
	York County Economic Development Authority Electric Power & Light Revenue PUT	1.900%	6/1/23	4,000	4,151
					402,792
Washington (2.0%)
	Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.000%	11/1/23	500	552
[3]	Central Puget Sound Regional Transit Authority Sales Tax Revenue FR PUT, SIFMA Municipal Swap Index Yield + 0.300%	0.460%	11/1/21	14,575	14,545
[3]	Central Puget Sound Regional Transit Authority Sales Tax Revenue FR PUT, SIFMA Municipal Swap Index Yield + 0.450%	0.610%	11/1/23	29,625	29,560
	Clark County School District No. 114 Evergreen GO	5.000%	12/1/22	2,500	2,779
	Clark County School District No. 114 Evergreen GO	5.000%	12/1/23	2,500	2,894
	Energy Northwest Nuclear Revenue	5.000%	7/1/22	350	382
	Energy Northwest Nuclear Revenue	5.000%	7/1/23	300	342
	Energy Northwest Nuclear Revenue	5.000%	7/1/24	365	433
	Grant County Public Utility District No. 2 Electric Electric Power & Light Revenue	5.000%	1/1/22	615	656
	Grant County Public Utility District No. 2 Electric Electric Power & Light Revenue PUT	2.000%	12/2/20	1,065	1,066
	King County Housing Authority Local or Guaranteed Housing Revenue	3.000%	6/1/21	200	204
	King County Housing Authority Local or Guaranteed Housing Revenue	3.000%	6/1/22	125	130
	King County Housing Authority Local or Guaranteed Housing Revenue	3.000%	6/1/24	210	227
	King County Housing Authority Local or Guaranteed Housing Revenue	3.000%	6/1/25	135	148
	King County School District No. 405 Bellevue GO	5.000%	12/1/23	1,800	2,086
	King County School District No. 414 Lake Washington GO	4.000%	12/1/20	1,405	1,423
	King County School District No. 414 Lake Washington GO	4.000%	12/1/21	1,420	1,493
	King County School District No. 414 Lake Washington GO	5.000%	12/1/21	1,000	1,064
	King County School District No. 414 Lake Washington GO	4.000%	12/1/22	845	921

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	King County School District No. 414 Lake Washington GO	4.000%	12/1/23	830	936
	King County School District No. 414 Lake Washington GO	4.000%	12/1/24	950	1,105
	King County WA GO VRDO	0.180%	8/5/20	25,395	25,395
	King County WA Sewer Revenue	5.000%	7/1/22	1,500	1,639
	King County WA Sewer Revenue PUT	2.600%	12/1/21	21,125	21,363
	Pierce County School District No. 403 Bethel GO	4.000%	12/1/21	850	893
	Pierce County School District No. 403 Bethel GO	4.000%	12/1/22	800	871
	Pierce County School District No. 403 Bethel GO	4.000%	12/1/25	210	249
	Port of Seattle WA GO	5.000%	1/1/21	1,345	1,372
	Seattle Housing Authority Local or Guaranteed Housing Revenue (Hinoki Apartments Project)	3.000%	6/1/23	1,500	1,597
	Seattle WA Drainage & Wastewater Sewer Revenue	5.000%	7/1/21	4,895	5,111
	Seattle WA Municipal Light & Power Electric Power & Light Revenue	5.000%	4/1/21	1,000	1,032
[3]	Seattle WA Municipal Light & Power Electric Power & Light Revenue FR PUT, SIFMA Municipal Swap Index Yield + 0.290%	0.450%	11/1/21	24,850	24,750
	Seattle WA Municipal Light & Power Electric Power & Light Revenue, Prere.	5.000%	2/1/21	1,355	1,386
	Seattle WA Water System Water Revenue	5.000%	5/1/21	1,180	1,223
	Spokane WA Water & Wastewater Water Revenue	5.000%	12/1/22	6,435	7,158
	Tobacco Settlement Authority Tobacco Settlement Funded Revenue	5.000%	6/1/22	750	806
	Tobacco Settlement Authority Tobacco Settlement Funded Revenue	5.000%	6/1/23	710	791
[8]	University of Washington College & University Revenue	5.000%	4/1/22	2,200	2,319
[8]	University of Washington College & University Revenue	5.000%	4/1/23	2,250	2,483
[8]	University of Washington College & University Revenue	5.000%	4/1/24	2,400	2,756
[8]	University of Washington College & University Revenue	5.000%	4/1/25	1,515	1,803
	University of Washington College & University Revenue PUT	5.000%	5/1/22	11,920	12,623
	Washington COP	5.000%	7/1/21	5,010	5,232
	Washington COP	5.000%	7/1/21	2,870	2,997
	Washington COP	5.000%	7/1/23	11,790	13,415
	Washington GO	5.000%	8/1/20	3,155	3,155
	Washington GO	5.000%	1/1/21	2,000	2,040
	Washington GO	5.000%	8/1/21	12,720	13,336
	Washington GO	5.000%	8/1/21	22,540	23,632
	Washington GO	5.000%	8/1/21	1,240	1,300
	Washington GO	5.000%	2/1/22	1,500	1,609
	Washington GO	5.000%	6/1/22	5,775	5,994
[8]	Washington GO	5.000%	6/1/22	1,500	1,588
	Washington GO	5.000%	7/1/22	9,720	10,157
	Washington GO	5.000%	7/1/22	2,260	2,470
	Washington GO	5.000%	7/1/22	1,680	1,755
	Washington GO	5.000%	8/1/22	5,530	6,065
	Washington GO	5.000%	1/1/23	6,340	7,081
	Washington GO	5.000%	2/1/23	1,115	1,142
[8]	Washington GO	5.000%	6/1/23	1,500	1,658

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Washington GO	4.000%	7/1/23	450	500
	Washington GO	5.000%	7/1/23	15,950	17,423
	Washington GO	5.000%	7/1/23	13,715	14,982
	Washington GO	5.000%	7/1/23	2,215	2,527
	Washington GO	5.000%	8/1/23	9,300	10,648
	Washington GO	5.000%	1/1/24	3,625	4,218
	Washington GO	5.000%	1/1/24	4,500	5,236
[8]	Washington GO	5.000%	6/1/24	1,625	1,870
	Washington GO	5.000%	7/1/24	1,000	1,091
	Washington GO	5.000%	8/1/24	590	702
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/23	125	141
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/24	150	175
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/25	225	271
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/26	200	246
[3]	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue FR PUT, SIFMA Municipal Swap Index Yield + 1.400%	1.560%	1/1/25	500	493
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/21	6,165	6,471
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/24	5,500	6,230
[1]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Hearthstone Project)	3.500%	7/1/23	1,255	1,247
	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue (SAG Portfolio Projects) PUT	2.550%	7/1/21	3,125	3,175
	Washington State University College & University Revenue	5.000%	10/1/21	675	713
	Washington State University College & University Revenue	5.000%	10/1/23	350	401
					363,952
West Virginia (0.3%)
	Monongalia County Building Commission Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	635	672
	West Virginia Economic Development Authority Electric Power & Light Revenue PUT	2.625%	6/1/22	5,000	5,142
	West Virginia Economic Development Authority Electric Power & Light Revenue PUT	2.625%	6/1/22	7,310	7,518
	West Virginia Economic Development Authority Industrial Revenue PUT	2.550%	4/1/24	10,000	10,484
[1]	West Virginia Economic Development Authority Lottery Revenue TOB VRDO	0.260%	8/6/20	7,210	7,210
	West Virginia GO	5.000%	6/1/22	3,610	3,930
	West Virginia GO	5.000%	12/1/22	2,645	2,940
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/21	570	579
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/23	1,075	1,177
	West Virginia State School Building Authority Lottery Revenue	5.000%	7/1/21	2,030	2,119
	West Virginia State School Building Authority Lottery Revenue	5.000%	7/1/22	2,130	2,325

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	West Virginia University College & University Revenue (West Virginia University Projects), Prere.	5.000%	10/1/21	3,675	3,879
					47,975
Wisconsin (0.7%)
	DeForest WI Area School District GO	5.000%	4/1/21	550	568
	Madison WI GO	4.000%	10/1/22	8,045	8,699
	Madison WI GO	3.000%	10/1/23	8,040	8,737
[1]	Milwaukee WI GO TOB VRDO	0.310%	8/6/20	6,975	6,975
	Neenah Joint School District GO	5.000%	3/1/24	2,685	3,128
[1]	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/20	110	110
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/20	425	428
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/21	750	775
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/22	750	793
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/23	150	165
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/24	200	228
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/25	350	412
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/26	250	302
	Sauk Prairie School District GO	5.000%	3/1/24	200	233
	Waukesha School District GO	3.000%	4/1/21	800	815
	Waukesha School District GO	3.000%	4/1/22	1,100	1,152
	Waukesha School District GO	3.000%	4/1/23	1,200	1,287
	Wisconsin Appropriations Revenue	5.000%	5/1/21	3,250	3,367
	Wisconsin Appropriations Revenue	5.000%	5/1/22	8,100	8,786
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/22	535	585
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/22	9,415	10,290
	Wisconsin GO	5.000%	5/1/21	1,250	1,295
	Wisconsin GO	5.000%	11/1/21	5,000	5,304
	Wisconsin GO	5.000%	11/1/22	1,000	1,061
	Wisconsin GO	5.000%	5/1/23	1,400	1,587
	Wisconsin GO	5.000%	5/1/24	300	340
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/21	1,000	1,029
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	1,000	1,080
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	2.250%	11/1/26	2,000	1,915
[3]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue FR PUT, SIFMA Municipal Swap Index Yield + 0.350%	0.510%	7/28/21	4,000	3,992
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	6/1/21	550	570
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	2/15/25	3,500	4,017

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.310%	8/6/20	5,000	5,000
[5]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	0.200%	8/5/20	5,920	5,920
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.125%	4/15/23	225	254
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue PUT	1.550%	11/1/21	1,700	1,705
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue PUT	1.600%	11/1/22	3,250	3,289
[1]	Wisconsin Public Finance Authority Lease Development College & University Revenue TOB VRDO	0.270%	8/6/20	37,325	37,325
					133,518
Wyoming (0.0%)
[3]	Wyoming Community Development Authority Local or Guaranteed Housing Revenue FR PUT, SIFMA Municipal Swap Index Yield + 0.320%	0.480%	9/1/21	4,000	3,994
Total Tax-Exempt Municipal Bonds (Cost $17,583,574)					17,784,599

		Coupon	Shares	Market Value ($000)
Temporary Cash Investment (2.1%)
Money Market Fund (2.1%)
[12]	Vanguard Municipal Cash Management Fund (Cost $370,576)	0.180%	3,705,341	370,608
Total Investments (99.5%) (Cost $17,954,150)				18,155,207
Other Assets and Liabilities—Net (0.5%)				99,108
Net Assets (100%)				18,254,315
Cost is in $000.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2020, the aggregate value was $2,232,898,000, representing 12.2% of net assets.
2	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
3	Variable rate security; rate shown is effective rate at period end. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
4	Scheduled principal and interest payments are guaranteed by AGM (Assured Guaranty Municipal Corporation).
5	Scheduled principal and interest payments are guaranteed by bank letter of credit.
6	Scheduled principal and interest payments are guaranteed by Assured Guaranty Corp.
7	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
8	Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of July 31, 2020.
9	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
10	Scheduled principal and interest payments are guaranteed by AMBAC (Ambac Assurance Corporation).
11	Step bond.
12	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
ETM—Escrowed to Maturity.
FR—Floating Rate.
GO—General Obligation Bond.
IDA—Industrial Development Authority Bond.
LIBOR—London Interbank Offered Rate.
Prere.—Prerefunded.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
SIFMA—Securities Industry and Financial Markets Association.
SOFR—Secured Overnight Financing Rate.
TOB—Tender Option Bond.
TRAN—Tax Revenue Anticipation Note.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments as of July 31, 2020, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Tax-Exempt Municipal Bonds	—	17,784,599	—	17,784,599
Temporary Cash Investments	370,608	—	—	370,608
Total	370,608	17,784,599	—	18,155,207